JPMorgan Core Plus Bond ETF
Schedule of Portfolio Investments as of November 30, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2024.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — 30.3%
Aerospace & Defense — 0.4%
BAE Systems plc (United Kingdom) 1.90%, 2/15/2031 (a)	400,000	336,156
Boeing Co. (The)
2.75%, 2/1/2026	14,000	13,618
2.20%, 2/4/2026	95,000	91,810
3.10%, 5/1/2026	1,035,000	1,004,892
2.70%, 2/1/2027	65,000	61,770
6.30%, 5/1/2029 (a)	1,275,000	1,328,005
6.39%, 5/1/2031 (a)	835,000	879,542
6.53%, 5/1/2034 (a)	2,545,000	2,706,086
6.86%, 5/1/2054 (a)	610,000	662,478
5.93%, 5/1/2060	1,580,000	1,493,838
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	1,590,000	1,588,091
BWX Technologies, Inc. 4.13%, 4/15/2029 (a)	580,000	545,350
L3Harris Technologies, Inc.
5.25%, 6/1/2031	300,000	305,770
5.60%, 7/31/2053	617,000	631,448
Lockheed Martin Corp.
4.70%, 5/15/2046	100,000	93,367
4.15%, 6/15/2053	650,000	545,643
RTX Corp.
4.13%, 11/16/2028	1,735,000	1,704,095
1.90%, 9/1/2031	450,000	374,579
5.15%, 2/27/2033	365,000	370,035
4.50%, 6/1/2042	520,000	469,774
3.03%, 3/15/2052	650,000	433,352
5.38%, 2/27/2053	144,000	143,397
6.40%, 3/15/2054	185,000	211,179
Spirit AeroSystems, Inc. 9.38%, 11/30/2029 (a)	253,000	272,090
TransDigm, Inc.
6.75%, 8/15/2028 (a)	465,000	474,281
6.38%, 3/1/2029 (a)	1,742,000	1,770,389
6.63%, 3/1/2032 (a)	1,145,000	1,172,811
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a) (b)	20,000	8,200
		19,692,046
Automobile Components — 0.2%
Adient Global Holdings Ltd.
4.88%, 8/15/2026 (a)	400,000	395,707
7.00%, 4/15/2028 (a)	450,000	460,190
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	1,096,000	1,102,818
3.75%, 1/30/2031 (a)	75,000	67,413
American Axle & Manufacturing, Inc.
6.50%, 4/1/2027	730,000	729,843
6.88%, 7/1/2028	625,000	624,714
5.00%, 10/1/2029	75,000	69,710
Clarios Global LP
6.25%, 5/15/2026 (a)	427,000	427,292

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Automobile Components — continued
6.75%, 5/15/2028 (a)	830,000	850,416
Cooper-Standard Automotive, Inc.
13.50% (Cash), 3/31/2027 (a) (c)	46,263	49,002
5.63% (Cash), 5/15/2027 (a) (c)	32,879	27,473
Dana, Inc.
5.38%, 11/15/2027	590,000	586,374
5.63%, 6/15/2028	230,000	228,797
4.50%, 2/15/2032	40,000	35,161
Goodyear Tire & Rubber Co. (The)
4.88%, 3/15/2027	120,000	117,412
5.00%, 7/15/2029	1,126,000	1,054,064
5.25%, 7/15/2031	660,000	607,263
Icahn Enterprises LP 5.25%, 5/15/2027	675,000	648,881
ZF North America Capital, Inc. (Germany) 6.88%, 4/14/2028 (a)	790,000	793,610
		8,876,140
Automobiles — 0.2%
Ford Motor Co.
9.63%, 4/22/2030	810,000	948,633
3.25%, 2/12/2032	2,255,000	1,923,432
4.75%, 1/15/2043	380,000	316,892
General Motors Co. 5.95%, 4/1/2049	25,000	24,985
Hyundai Capital America
1.50%, 6/15/2026 (a)	940,000	893,342
3.00%, 2/10/2027 (a)	200,000	192,499
4.88%, 11/1/2027 (a)	1,750,000	1,751,002
1.80%, 1/10/2028 (a)	350,000	319,474
5.30%, 6/24/2029 (a)	1,160,000	1,176,409
		7,546,668
Banks — 7.2%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (a) (d)	600,000	607,377
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (a) (d)	200,000	204,917
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 4.99%, 12/3/2028 (a) (d)	2,900,000	2,906,437
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (a) (d)	1,700,000	1,545,203
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.90%), 3.32%, 3/13/2037 (a) (d)	200,000	172,989
AIB Group plc (Ireland) (SOFR + 2.33%), 6.61%, 9/13/2029 (a) (d)	3,200,000	3,375,342
ANZ New Zealand Int'l Ltd. (New Zealand) 5.36%, 8/14/2028 (a)	900,000	919,968
ASB Bank Ltd. (New Zealand) 2.38%, 10/22/2031 (a)	200,000	171,443
Banco Bilbao Vizcaya Argentaria SA (Spain)
5.38%, 3/13/2029	4,800,000	4,885,375
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.10%), 9.38%, 3/19/2029 (d) (e) (f) (g)	1,370,000	1,491,511
Banco Santander SA (Spain)
5.59%, 8/8/2028	3,200,000	3,275,343
6.61%, 11/7/2028	600,000	638,443
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 9.63%, 11/21/2028 (d) (e) (f) (g)	600,000	656,216
5.44%, 7/15/2031	800,000	815,895

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Bank of America Corp.
(SOFR + 1.01%), 1.20%, 10/24/2026 (d)	2,600,000	2,520,574
(3-MONTH CME TERM SOFR + 1.84%), 3.82%, 1/20/2028 (d)	3,436,000	3,370,652
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (d)	1,205,000	1,176,162
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (d)	261,000	253,361
(SOFR + 2.04%), 4.95%, 7/22/2028 (d)	390,000	391,916
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (d)	454,000	436,317
(SOFR + 1.63%), 5.20%, 4/25/2029 (d)	1,190,000	1,204,313
(SOFR + 1.06%), 2.09%, 6/14/2029 (d)	635,000	579,511
(SOFR + 1.57%), 5.82%, 9/15/2029 (d)	3,543,000	3,668,247
(SOFR + 1.53%), 1.90%, 7/23/2031 (d)	660,000	563,155
Series N, (SOFR + 1.22%), 2.65%, 3/11/2032 (d)	2,660,000	2,326,711
(SOFR + 1.22%), 2.30%, 7/21/2032 (d)	12,900,000	10,954,106
(SOFR + 1.21%), 2.57%, 10/20/2032 (d)	640,000	551,391
(SOFR + 1.84%), 5.87%, 9/15/2034 (d)	5,220,000	5,504,970
(SOFR + 1.65%), 5.47%, 1/23/2035 (d)	5,969,000	6,131,608
(SOFR + 1.91%), 5.43%, 8/15/2035 (d)	3,700,000	3,697,756
(3-MONTH CME TERM SOFR + 1.58%), 4.08%, 4/23/2040 (d)	112,000	99,354
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (a) (d)	259,000	261,177
(SOFR + 1.62%), 5.60%, 3/20/2030 (a) (d)	1,935,000	1,973,690
Bank of Montreal (Canada)
5.30%, 6/5/2026	300,000	303,140
(SOFR + 1.25%), 4.64%, 9/10/2030 (d)	1,072,000	1,063,564
5.51%, 6/4/2031	550,000	567,615
Bank of Nova Scotia (The) (Canada)
2.15%, 8/1/2031	650,000	550,169
(SOFR + 1.44%), 4.74%, 11/10/2032 (d)	685,000	674,422
Banque Federative du Credit Mutuel SA (France)
4.94%, 1/26/2026 (a)	200,000	200,342
1.60%, 10/4/2026 (a)	200,000	189,246
5.79%, 7/13/2028 (a)	1,005,000	1,036,099
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.30%), 7.39%, 11/2/2028 (d)	1,400,000	1,489,771
(SOFR + 1.56%), 4.94%, 9/10/2030 (d)	2,540,000	2,517,405
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 7.44%, 11/2/2033 (d)	1,335,000	1,506,371
BNP Paribas SA (France)
(SOFR + 1.61%), 1.90%, 9/30/2028 (a) (d)	450,000	413,847
(SOFR + 1.22%), 2.16%, 9/15/2029 (a) (d)	1,500,000	1,351,527
(SOFR + 1.52%), 5.18%, 1/9/2030 (a) (d)	9,260,000	9,338,651
(SOFR + 1.59%), 5.50%, 5/20/2030 (a) (d)	535,000	543,646
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.54%), 7.38%, 9/10/2034 (a) (d) (e) (f) (g)	710,000	711,633
(SOFR + 1.88%), 5.74%, 2/20/2035 (a) (d)	1,560,000	1,593,187
(SOFR + 1.92%), 5.91%, 11/19/2035 (a) (d)	7,600,000	7,585,165
BPCE SA (France)
4.75%, 7/19/2027 (a)	450,000	450,015
(SOFR + 1.98%), 6.61%, 10/19/2027 (a) (d)	1,480,000	1,520,558
5.13%, 1/18/2028 (a)	5,745,000	5,795,864

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(SOFR + 2.27%), 6.71%, 10/19/2029 (a) (d)	5,680,000	5,982,237
(SOFR + 1.31%), 2.28%, 1/20/2032 (a) (d)	1,275,000	1,061,915
(SOFR + 1.73%), 3.12%, 10/19/2032 (a) (d)	250,000	211,094
(SOFR + 2.59%), 7.00%, 10/19/2034 (a) (d)	890,000	970,351
(SOFR + 1.85%), 5.94%, 5/30/2035 (a) (d)	1,065,000	1,083,962
CaixaBank SA (Spain)
(SOFR + 2.08%), 6.68%, 9/13/2027 (a) (d)	820,000	842,883
(EUR Swap Annual 5 Year + 6.35%), 5.88%, 10/9/2027 (d) (e) (f) (g) (h)	600,000	643,561
(SOFRINDX + 1.78%), 5.67%, 3/15/2030 (a) (d)	1,000,000	1,017,432
(EUR Swap Annual 5 Year + 3.55%), 6.25%, 2/23/2033 (d) (h)	800,000	910,459
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	500,000	521,752
5.26%, 4/8/2029	450,000	458,649
(SOFR + 1.34%), 4.63%, 9/11/2030 (d)	965,000	955,196
Citibank NA
5.80%, 9/29/2028	500,000	520,724
4.84%, 8/6/2029	840,000	844,965
5.57%, 4/30/2034	2,500,000	2,602,588
Citigroup, Inc.
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (f) (g)	1,761,000	1,719,470
(SOFR + 0.77%), 1.46%, 6/9/2027 (d)	650,000	618,065
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (d)	1,115,000	1,094,454
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (d)	1,200,000	1,165,316
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (d)	1,295,000	1,266,518
Series CC, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.69%), 7.13%, 8/15/2029 (d) (f) (g)	3,135,000	3,225,257
(SOFR + 1.36%), 5.17%, 2/13/2030 (d)	645,000	651,928
Series EE, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.57%), 6.75%, 2/15/2030 (d) (f) (g)	3,120,000	3,109,282
(3-MONTH CME TERM SOFR + 1.60%), 3.98%, 3/20/2030 (d)	500,000	481,846
(SOFR + 1.34%), 4.54%, 9/19/2030 (d)	10,543,000	10,381,686
(SOFR + 1.15%), 2.67%, 1/29/2031 (d)	1,650,000	1,475,975
(SOFR + 3.91%), 4.41%, 3/31/2031 (d)	155,000	151,008
(SOFR + 2.11%), 2.57%, 6/3/2031 (d)	620,000	547,985
(SOFR + 1.17%), 2.56%, 5/1/2032 (d)	9,040,000	7,812,925
(SOFR + 1.18%), 2.52%, 11/3/2032 (d)	1,665,000	1,417,883
(SOFR + 1.94%), 3.79%, 3/17/2033 (d)	840,000	771,865
(SOFR + 2.06%), 5.83%, 2/13/2035 (d)	5,140,000	5,244,017
(SOFR + 1.45%), 5.45%, 6/11/2035 (d)	450,000	460,134
(SOFR + 1.38%), 2.90%, 11/3/2042 (d)	55,000	40,335
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (a) (d)	890,000	866,199
Credit Agricole SA (France)
(SOFR + 0.89%), 1.25%, 1/26/2027 (a) (d)	250,000	239,242
5.30%, 7/12/2028 (a)	990,000	1,007,665
(SOFR + 1.21%), 4.63%, 9/11/2028 (a) (d)	670,000	664,861
(SOFR + 1.86%), 6.32%, 10/3/2029 (a) (d)	3,245,000	3,394,274
(SOFR + 1.69%), 5.34%, 1/10/2030 (a) (d)	850,000	861,787
Danske Bank A/S (Denmark)
(3-MONTH SOFR + 1.59%), 3.24%, 12/20/2025 (a) (d)	200,000	199,826

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.71%, 3/1/2030 (a) (d)	845,000	865,439
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 4.61%, 10/2/2030 (a) (d)	1,113,000	1,094,235
DNB Bank ASA (Norway)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (d)	375,000	363,906
(SOFR + 1.05%), 4.85%, 11/5/2030 (a) (d)	2,500,000	2,506,241
Fifth Third Bancorp
(SOFRINDX + 2.13%), 4.77%, 7/28/2030 (d)	1,164,000	1,153,725
(SOFR + 1.49%), 4.90%, 9/6/2030 (d)	1,040,000	1,035,578
HSBC Holdings plc (United Kingdom)
(SOFR + 1.57%), 5.89%, 8/14/2027 (d)	1,015,000	1,030,521
(SOFR + 2.61%), 5.21%, 8/11/2028 (d)	305,000	307,038
(SOFR + 1.73%), 2.01%, 9/22/2028 (d)	5,370,000	4,962,798
(3-MONTH CME TERM SOFR + 1.87%), 3.97%, 5/22/2030 (d)	5,750,000	5,493,993
(SOFR + 1.29%), 5.29%, 11/19/2030 (d)	11,100,000	11,176,614
(SOFR + 1.52%), 5.73%, 5/17/2032 (d)	1,475,000	1,516,883
(SOFR + 1.19%), 2.80%, 5/24/2032 (d)	500,000	431,731
(SOFR + 1.41%), 2.87%, 11/22/2032 (d)	250,000	216,056
(SOFR + 1.90%), 5.87%, 11/18/2035 (d)	5,550,000	5,581,548
(SOFR + 2.65%), 6.33%, 3/9/2044 (d)	230,000	251,674
Huntington Bancshares, Inc. (SOFRINDX + 1.87%), 5.71%, 2/2/2035 (d)	2,686,000	2,745,442
Intesa Sanpaolo SpA (Italy)
(EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (d) (e) (f) (g) (h)	400,000	442,778
7.20%, 11/28/2033 (a)	3,373,000	3,732,881
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.75%), 4.95%, 6/1/2042 (a) (d)	200,000	159,899
KBC Group NV (Belgium)
(EURIBOR ICE Swap Rate 5 Year + 4.93%), 8.00%, 9/5/2028 (d) (e) (f) (g) (h)	1,200,000	1,378,886
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 4.93%, 10/16/2030 (a) (d)	1,425,000	1,415,111
KeyCorp
(SOFRINDX + 2.06%), 4.79%, 6/1/2033 (d)	4,855,000	4,678,443
(SOFRINDX + 2.42%), 6.40%, 3/6/2035 (d)	3,157,000	3,367,137
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.38%), 5.46%, 1/5/2028 (d)	350,000	353,967
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.07%), 5.72%, 6/5/2030 (d)	1,380,000	1,417,588
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 4.98%, 8/11/2033 (d)	1,160,000	1,142,213
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.68%, 1/5/2035 (d)	380,000	388,148
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (d)	1,060,000	1,006,716
Series 8NC7, (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.53%), 5.48%, 2/22/2031 (d)	200,000	206,551
Mizuho Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (d)	580,000	598,492
(3-MONTH CME TERM SOFR + 1.77%), 2.20%, 7/10/2031 (d)	450,000	389,753
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (d)	270,000	282,136
National Australia Bank Ltd. (Australia) 4.90%, 6/13/2028	250,000	253,550
NatWest Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (d)	800,000	808,638
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028 (d)	600,000	574,952
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (d)	1,015,000	1,015,535
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 4.96%, 8/15/2030 (d)	11,464,000	11,427,159

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 8.13%, 11/10/2033 (d) (e) (f) (g)	605,000	642,669
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.78%, 3/1/2035 (d)	415,000	426,799
NatWest Markets plc (United Kingdom) 5.41%, 5/17/2029 (a)	2,295,000	2,350,230
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (a)	400,000	407,119
PNC Financial Services Group, Inc. (The)
2.55%, 1/22/2030	639,000	575,475
(SOFR + 0.98%), 2.31%, 4/23/2032 (d)	50,000	42,883
(SOFR + 1.26%), 4.81%, 10/21/2032 (d)	2,015,000	1,995,564
(SOFR + 1.95%), 5.94%, 8/18/2034 (d)	680,000	717,966
(SOFR + 2.28%), 6.88%, 10/20/2034 (d)	1,465,000	1,636,697
(SOFR + 1.90%), 5.68%, 1/22/2035 (d)	400,000	414,507
Royal Bank of Canada (Canada)
4.65%, 1/27/2026 (e)	245,000	244,554
(SOFRINDX + 1.08%), 4.65%, 10/18/2030 (d)	8,845,000	8,805,034
Santander Holdings USA, Inc.
(SOFR + 2.50%), 6.17%, 1/9/2030 (d)	455,000	468,824
(SOFR + 2.14%), 6.34%, 5/31/2035 (d)	1,200,000	1,237,940
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (d)	1,340,000	1,361,273
(SOFR + 1.22%), 2.47%, 1/11/2028 (d)	4,200,000	3,981,724
(SOFRINDX + 1.55%), 4.86%, 9/11/2030 (d)	5,560,000	5,464,072
(SOFR + 1.48%), 2.90%, 3/15/2032 (d)	2,080,000	1,824,160
Skandinaviska Enskilda Banken AB (Sweden) 5.38%, 3/5/2029 (a)	410,000	418,660
Societe Generale SA (France)
4.25%, 4/14/2025 (a)	200,000	198,779
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (a) (d)	1,700,000	1,636,246
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (d)	200,000	202,638
5.25%, 2/19/2027 (a)	4,650,000	4,667,578
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (d)	200,000	189,925
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.80%, 1/19/2028 (a) (d)	1,200,000	1,142,107
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (a) (d)	1,800,000	1,859,811
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 5.63%, 1/19/2030 (a) (d)	4,150,000	4,198,964
3.00%, 1/22/2030 (a)	550,000	495,131
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.07%, 1/19/2035 (a) (d)	1,110,000	1,132,186
Standard Chartered plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (a) (d)	610,000	585,728
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 5.69%, 5/14/2028 (a) (d)	555,000	563,045
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.45%), 7.77%, 11/16/2028 (a) (d)	1,400,000	1,504,482
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.45%), 6.30%, 1/9/2029 (a) (d)	200,000	207,362
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.20%), 7.02%, 2/8/2030 (a) (d)	3,548,000	3,795,863
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.45%), 5.91%, 5/14/2035 (a) (d)	1,615,000	1,661,843
Sumitomo Mitsui Financial Group, Inc. (Japan)
5.52%, 1/13/2028	255,000	261,260
5.72%, 9/14/2028	680,000	702,758
5.42%, 7/9/2031	950,000	976,307
5.77%, 1/13/2033	200,000	210,487
Sumitomo Mitsui Trust Bank Ltd. (Japan) 4.95%, 9/15/2027 (a)	200,000	201,206
Svenska Handelsbanken AB (Sweden) 5.50%, 6/15/2028 (a)	970,000	990,289

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Banks — continued
Swedbank AB (Sweden) 5.34%, 9/20/2027 (a)	200,000	202,700
Toronto-Dominion Bank (The) (Canada)
5.52%, 7/17/2028	100,000	102,688
4.99%, 4/5/2029	1,010,000	1,020,983
2.00%, 9/10/2031	385,000	325,682
4.46%, 6/8/2032	120,000	116,559
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (d)	2,300,000	2,340,355
(SOFR + 1.85%), 5.12%, 1/26/2034 (d)	2,090,000	2,070,560
(SOFR + 2.36%), 5.87%, 6/8/2034 (d)	588,000	612,672
(SOFR + 1.92%), 5.71%, 1/24/2035 (d)	1,508,000	1,555,774
UniCredit SpA (Italy) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (d)	200,000	190,989
US Bancorp
(SOFR + 0.73%), 2.22%, 1/27/2028 (d)	800,000	758,196
(SOFR + 1.56%), 5.38%, 1/23/2030 (d)	370,000	377,188
(SOFR + 1.25%), 5.10%, 7/23/2030 (d)	1,145,000	1,155,145
(SOFR + 1.86%), 5.68%, 1/23/2035 (d)	250,000	258,933
Wells Fargo & Co.
(SOFR + 1.32%), 3.91%, 4/25/2026 (d)	600,000	597,674
3.00%, 10/23/2026	360,000	349,195
(SOFR + 1.07%), 5.71%, 4/22/2028 (d)	2,110,000	2,152,275
(3-MONTH CME TERM SOFR + 1.57%), 3.58%, 5/22/2028 (d)	1,481,000	1,438,350
(SOFR + 1.98%), 4.81%, 7/25/2028 (d)	320,000	319,858
(SOFR + 1.74%), 5.57%, 7/25/2029 (d)	860,000	881,657
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 6.85%, 9/15/2029 (d) (f) (g)	2,360,000	2,445,260
(SOFR + 1.79%), 6.30%, 10/23/2029 (d)	6,840,000	7,193,665
(SOFR + 1.50%), 3.35%, 3/2/2033 (d)	2,340,000	2,097,387
(SOFR + 2.02%), 5.39%, 4/24/2034 (d)	1,740,000	1,762,470
(SOFR + 1.99%), 5.56%, 7/25/2034 (d)	3,110,000	3,189,479
(SOFR + 2.06%), 6.49%, 10/23/2034 (d)	1,820,000	1,984,973
Westpac Banking Corp. (Australia)
5.54%, 11/17/2028	300,000	311,945
1.95%, 11/20/2028	30,000	27,292
Westpac New Zealand Ltd. (New Zealand) 5.20%, 2/28/2029 (a)	540,000	549,160
		346,794,402
Beverages — 0.1%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	540,000	528,827
Anheuser-Busch InBev Worldwide, Inc. (Belgium) 4.38%, 4/15/2038	250,000	234,575
Coca-Cola Femsa SAB de CV (Mexico) 2.75%, 1/22/2030	180,000	163,008
Constellation Brands, Inc.
4.65%, 11/15/2028	345,000	344,404
4.50%, 5/9/2047	320,000	280,303
Keurig Dr Pepper, Inc. Series 10, 5.20%, 3/15/2031	690,000	704,099
Molson Coors Beverage Co. 4.20%, 7/15/2046	190,000	160,032

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Beverages — continued
PepsiCo, Inc.
3.60%, 8/13/2042	1,640,000	1,347,369
2.75%, 10/21/2051	415,000	272,454
		4,035,071
Biotechnology — 0.5%
AbbVie, Inc.
3.20%, 11/21/2029	2,000,000	1,875,029
5.05%, 3/15/2034	1,620,000	1,640,585
4.05%, 11/21/2039	3,507,000	3,121,704
4.25%, 11/21/2049	1,647,000	1,419,580
5.50%, 3/15/2064	720,000	732,816
Amgen, Inc.
5.25%, 3/2/2030	175,000	178,918
3.15%, 2/21/2040	977,000	754,791
5.75%, 3/2/2063	2,210,000	2,249,890
Biogen, Inc. 2.25%, 5/1/2030	3,960,000	3,458,338
CSL Finance plc (Australia) 5.11%, 4/3/2034 (a)	1,370,000	1,382,545
Gilead Sciences, Inc.
1.65%, 10/1/2030	518,000	437,997
5.25%, 10/15/2033	2,580,000	2,646,720
4.60%, 9/1/2035	1,000,000	968,303
2.60%, 10/1/2040	975,000	705,640
4.15%, 3/1/2047	330,000	278,719
2.80%, 10/1/2050	220,000	143,600
5.50%, 11/15/2054	1,555,000	1,594,129
Grifols SA (Spain) 4.75%, 10/15/2028 (a)	200,000	182,470
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030	200,000	168,196
2.80%, 9/15/2050	200,000	125,098
		24,065,068
Broadline Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	600,000	545,083
3.95%, 4/13/2052	155,000	129,171
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (a)	510,000	505,008
3.50%, 3/1/2029 (a)	175,000	162,294
NMG Holding Co., Inc. 8.50%, 10/1/2028 (a)	495,000	502,564
Nordstrom, Inc. 4.38%, 4/1/2030	335,000	306,088
Shutterfly Finance LLC 8.50% (Blend (Cash 4.25% + PIK 4.25%)), 10/1/2027 (a) (c)	12,190	10,586
Wayfair LLC 7.25%, 10/31/2029 (a)	970,000	982,991
		3,143,785
Building Products — 0.3%
Builders FirstSource, Inc.
4.25%, 2/1/2032 (a)	2,180,000	1,985,836
6.38%, 3/1/2034 (a)	250,000	254,788

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Building Products — continued
EMRLD Borrower LP 6.63%, 12/15/2030 (a)	1,960,000	1,981,660
Griffon Corp. 5.75%, 3/1/2028	1,355,000	1,338,381
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	725,000	696,585
Masterbrand, Inc. 7.00%, 7/15/2032 (a)	875,000	897,326
Miter Brands Acquisition Holdco, Inc. 6.75%, 4/1/2032 (a)	915,000	931,447
Smyrna Ready Mix Concrete LLC 8.88%, 11/15/2031 (a)	995,000	1,058,626
Standard Industries, Inc.
5.00%, 2/15/2027 (a)	20,000	19,655
4.75%, 1/15/2028 (a)	550,000	534,488
4.38%, 7/15/2030 (a)	2,370,000	2,204,626
Summit Materials LLC
5.25%, 1/15/2029 (a)	560,000	564,431
7.25%, 1/15/2031 (a)	550,000	587,085
		13,054,934
Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (d)	400,000	423,875
(SOFR + 1.42%), 4.29%, 6/13/2033 (d)	180,000	172,900
(SOFR + 1.85%), 6.47%, 10/25/2034 (d)	1,760,000	1,941,667
Credit Suisse USA LLC (Switzerland) 7.13%, 7/15/2032	53,000	60,036
Deutsche Bank AG (Germany)
(SOFR + 2.52%), 7.15%, 7/13/2027 (d)	315,000	325,270
(SOFR + 1.32%), 2.55%, 1/7/2028 (d)	1,300,000	1,235,234
(SOFR + 1.59%), 5.71%, 2/8/2028 (d)	167,000	169,125
(SOFR + 3.18%), 6.72%, 1/18/2029 (d)	195,000	203,793
5.41%, 5/10/2029	325,000	331,661
(SOFR + 2.51%), 6.82%, 11/20/2029 (d)	825,000	871,416
(SOFR + 1.70%), 5.00%, 9/11/2030 (d)	3,715,000	3,669,546
(SOFR + 2.05%), 5.40%, 9/11/2035 (d)	460,000	448,441
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.80%, 8/10/2026 (d)	800,000	805,216
3.50%, 11/16/2026	726,000	709,592
(SOFR + 0.80%), 1.43%, 3/9/2027 (d)	1,835,000	1,758,320
(SOFR + 1.51%), 4.39%, 6/15/2027 (d)	117,000	116,259
(SOFR + 1.11%), 2.64%, 2/24/2028 (d)	150,000	143,158
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (d)	1,620,000	1,576,751
(3-MONTH CME TERM SOFR + 1.42%), 3.81%, 4/23/2029 (d)	2,205,000	2,135,356
(3-MONTH CME TERM SOFR + 1.56%), 4.22%, 5/1/2029 (d)	1,500,000	1,471,932
Series X, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.81%), 7.50%, 5/10/2029 (d) (f) (g)	2,185,000	2,286,398
(SOFR + 1.77%), 6.48%, 10/24/2029 (d)	4,915,000	5,200,094
(SOFR + 1.27%), 5.73%, 4/25/2030 (d)	2,045,000	2,110,694
(SOFR + 1.21%), 5.05%, 7/23/2030 (d)	290,000	291,540
(SOFR + 1.14%), 4.69%, 10/23/2030 (d)	1,620,000	1,606,453
(SOFR + 1.28%), 2.62%, 4/22/2032 (d)	4,335,000	3,767,000
(SOFR + 1.41%), 3.10%, 2/24/2033 (d)	510,000	449,697
(SOFR + 1.55%), 5.33%, 7/23/2035 (d)	4,040,000	4,079,715
(SOFR + 1.42%), 5.02%, 10/23/2035 (d)	9,245,000	9,136,723

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.51%), 3.21%, 4/22/2042 (d)	160,000	122,963
(SOFR + 1.63%), 3.44%, 2/24/2043 (d)	18,000	14,148
Macquarie Group Ltd. (Australia) (3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (a) (d)	200,000	200,357
Morgan Stanley
(SOFR + 1.00%), 2.48%, 1/21/2028 (d)	914,000	871,680
3.59%, 7/22/2028 (i)	330,000	319,467
(SOFR + 1.73%), 5.12%, 2/1/2029 (d)	260,000	262,549
(SOFR + 1.63%), 5.45%, 7/20/2029 (d)	2,440,000	2,492,766
(SOFR + 1.83%), 6.41%, 11/1/2029 (d)	300,000	316,922
(SOFR + 1.45%), 5.17%, 1/16/2030 (d)	2,070,000	2,096,063
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (d)	1,573,000	1,549,099
(SOFR + 1.22%), 5.04%, 7/19/2030 (d)	3,510,000	3,535,546
(SOFR + 1.10%), 4.65%, 10/18/2030 (d)	8,400,000	8,325,565
(SOFR + 1.03%), 1.79%, 2/13/2032 (d)	3,200,000	2,663,354
(SOFR + 1.29%), 2.94%, 1/21/2033 (d)	1,265,000	1,108,118
(SOFR + 1.88%), 5.42%, 7/21/2034 (d)	2,130,000	2,168,982
(SOFR + 1.58%), 5.83%, 4/19/2035 (d)	720,000	755,049
(SOFR + 1.56%), 5.32%, 7/19/2035 (d)	3,910,000	3,966,920
(SOFR + 1.36%), 2.48%, 9/16/2036 (d)	420,000	347,292
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.43%), 5.95%, 1/19/2038 (d)	380,000	388,653
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.80%), 5.94%, 2/7/2039 (d)	2,000,000	2,047,537
(SOFR + 1.49%), 3.22%, 4/22/2042 (d)	285,000	221,615
Nomura Holdings, Inc. (Japan)
5.59%, 7/2/2027	550,000	559,519
5.78%, 7/3/2034	1,450,000	1,495,125
Nuveen LLC 4.00%, 11/1/2028 (a)	160,000	156,711
S&P Global, Inc.
2.70%, 3/1/2029	456,000	423,992
1.25%, 8/15/2030	500,000	418,011
3.25%, 12/1/2049	563,000	411,389
State Street Corp. Series I, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 6.70%, 3/15/2029 (d) (e) (f) (g)	814,000	835,535
UBS Group AG (Switzerland)
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (a) (d)	250,000	239,421
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.75%, 5/12/2028 (a) (d)	200,000	199,339
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.75%), 9.25%, 11/13/2028 (a) (d) (e) (f) (g)	260,000	283,383
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.52%), 5.43%, 2/8/2030 (a) (d)	483,000	491,233
(3-MONTH SOFR + 1.47%), 3.13%, 8/13/2030 (a) (d)	2,350,000	2,164,355
(USD SOFR ICE Swap Rate 1 Year + 1.34%), 5.62%, 9/13/2030 (a) (d)	5,025,000	5,148,408
(SOFR + 3.92%), 6.54%, 8/12/2033 (a) (d)	493,000	533,495
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.76%), 9.25%, 11/13/2033 (a) (d) (e) (f) (g)	265,000	304,638
(SOFR + 5.02%), 9.02%, 11/15/2033 (a) (d)	550,000	678,261
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.77%), 5.70%, 2/8/2035 (a) (d)	545,000	562,489
4.88%, 5/15/2045	250,000	234,565
(USD SOFR ICE Swap Rate 1 Year + 1.86%), 5.38%, 9/6/2045 (a) (d)	1,410,000	1,397,760
		97,810,136
Chemicals — 0.3%
Avient Corp. 7.13%, 8/1/2030 (a)	650,000	673,443

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Chemicals — continued
Axalta Coating Systems LLC
4.75%, 6/15/2027 (a)	300,000	294,226
3.38%, 2/15/2029 (a)	800,000	735,674
Celanese US Holdings LLC 6.38%, 7/15/2032 (j)	300,000	312,642
CF Industries, Inc. 5.15%, 3/15/2034	610,000	603,084
Chemours Co. (The)
5.75%, 11/15/2028 (a)	1,155,000	1,093,002
4.63%, 11/15/2029 (a)	195,000	174,086
CVR Partners LP 6.13%, 6/15/2028 (a)	335,000	326,123
EIDP, Inc. 4.80%, 5/15/2033	320,000	317,698
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	625,000	599,994
INEOS Finance plc (Luxembourg) 6.75%, 5/15/2028 (a)	800,000	811,941
LYB International Finance III LLC 3.38%, 10/1/2040	390,000	298,114
NOVA Chemicals Corp. (Canada)
8.50%, 11/15/2028 (a)	545,000	580,886
9.00%, 2/15/2030 (a)	1,510,000	1,633,757
Nutrien Ltd. (Canada)
4.90%, 3/27/2028	186,000	187,371
2.95%, 5/13/2030	80,000	72,942
3.95%, 5/13/2050	190,000	150,731
OCP SA (Morocco) 7.50%, 5/2/2054 (a)	1,358,000	1,405,951
Scotts Miracle-Gro Co. (The)
4.50%, 10/15/2029	1,375,000	1,295,231
4.38%, 2/1/2032	395,000	353,593
Sherwin-Williams Co. (The)
4.80%, 9/1/2031	1,390,000	1,384,792
4.50%, 6/1/2047	15,000	13,203
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	33,000	29,700
WR Grace Holdings LLC 4.88%, 6/15/2027 (a)	1,160,000	1,140,002
		14,488,186
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	1,032,000	958,434
ADT Security Corp. (The)
4.13%, 8/1/2029 (a)	540,000	505,916
4.88%, 7/15/2032 (a)	585,000	544,494
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	450,000	424,437
Brink's Co. (The) 6.75%, 6/15/2032 (a)	1,000,000	1,020,529
Element Fleet Management Corp. (Canada) 6.27%, 6/26/2026 (a)	350,000	356,519
Garda World Security Corp. (Canada) 4.63%, 2/15/2027 (a)	1,010,000	983,650
GFL Environmental, Inc.
3.75%, 8/1/2025 (a)	105,000	104,457
5.13%, 12/15/2026 (a)	55,000	54,803
4.00%, 8/1/2028 (a)	735,000	699,504
4.75%, 6/15/2029 (a)	1,125,000	1,088,157
6.75%, 1/15/2031 (a)	230,000	238,520
Interface, Inc. 5.50%, 12/1/2028 (a)	160,000	156,400
Madison IAQ LLC 4.13%, 6/30/2028 (a)	1,675,000	1,602,804

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Commercial Services & Supplies — continued
Prime Security Services Borrower LLC 6.25%, 1/15/2028 (a)	1,455,000	1,453,630
Republic Services, Inc. 2.38%, 3/15/2033	200,000	166,000
Williams Scotsman, Inc. 7.38%, 10/1/2031 (a)	885,000	918,206
Wrangler Holdco Corp. (Canada) 6.63%, 4/1/2032 (a)	645,000	664,433
		11,940,893
Communications Equipment — 0.0% ^
Ciena Corp. 4.00%, 1/31/2030 (a)	255,000	234,830
CommScope LLC 6.00%, 3/1/2026 (a)	472,000	463,535
CommScope Technologies LLC 6.00%, 6/15/2025 (a)	105,000	102,709
		801,074
Construction & Engineering — 0.2%
Bioceanico Sovereign Certificate Ltd. (Paraguay) Zero Coupon, 6/5/2034 (a)	844,905	655,993
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	465,000	438,846
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,613,000	1,567,378
Quanta Services, Inc. 5.25%, 8/9/2034	4,080,000	4,082,098
Weekley Homes LLC 4.88%, 9/15/2028 (a)	750,000	716,209
		7,460,524
Construction Materials — 0.0% ^
Knife River Corp. 7.75%, 5/1/2031 (a)	795,000	833,767
Consumer Finance — 0.8%
AerCap Ireland Capital DAC (Ireland)
2.45%, 10/29/2026	1,260,000	1,204,457
3.00%, 10/29/2028	1,350,000	1,260,627
3.30%, 1/30/2032	1,600,000	1,419,736
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.72%), 6.95%, 3/10/2055 (d)	760,000	788,065
Ally Financial, Inc.
5.75%, 11/20/2025	605,000	607,604
6.70%, 2/14/2033	755,000	778,582
American Express Co.
1.65%, 11/4/2026	480,000	453,950
2.55%, 3/4/2027	540,000	516,817
5.85%, 11/5/2027	270,000	279,443
Avolon Holdings Funding Ltd. (Ireland)
5.50%, 1/15/2026 (a)	60,000	60,112
2.13%, 2/21/2026 (a)	215,000	207,529
2.53%, 11/18/2027 (a)	2,735,000	2,541,335
6.38%, 5/4/2028 (a)	975,000	1,012,003
5.75%, 3/1/2029 (a)	1,680,000	1,719,529
5.75%, 11/15/2029 (a)	9,701,000	9,934,309
Capital One Financial Corp. (SOFR + 1.27%), 2.62%, 11/2/2032 (d)	100,000	84,523
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	890,000	881,969
4.95%, 5/28/2027	2,500,000	2,483,575
4.13%, 8/17/2027	1,350,000	1,311,487
6.80%, 5/12/2028	1,090,000	1,136,625
7.20%, 6/10/2030	550,000	587,592

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Consumer Finance — continued
4.00%, 11/13/2030	250,000	228,940
General Motors Financial Co., Inc.
5.40%, 5/8/2027	75,000	76,019
3.60%, 6/21/2030	1,060,000	981,261
5.75%, 2/8/2031	85,000	87,380
2.70%, 6/10/2031	690,000	594,837
5.60%, 6/18/2031	1,350,000	1,375,997
5.95%, 4/4/2034	570,000	587,577
5.45%, 9/6/2034	1,545,000	1,544,919
John Deere Capital Corp. 4.70%, 6/10/2030	400,000	403,518
Macquarie Airfinance Holdings Ltd. (United Kingdom) 5.15%, 3/17/2030 (a)	510,000	502,609
OneMain Finance Corp.
7.13%, 3/15/2026	1,469,000	1,500,726
3.88%, 9/15/2028	1,630,000	1,520,570
5.38%, 11/15/2029	610,000	593,750
Volkswagen International Finance NV (Germany) (EUR Swap Annual 10 Year + 3.37%), 3.88%, 6/14/2027 (d) (f) (g) (h)	500,000	513,845
		39,781,817
Consumer Staples Distribution & Retail — 0.2%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	975,000	955,530
5.88%, 2/15/2028 (a)	1,590,000	1,580,846
3.50%, 3/15/2029 (a)	965,000	891,698
4.88%, 2/15/2030 (a)	20,000	19,262
Kroger Co. (The)
4.70%, 8/15/2026	2,950,000	2,958,735
5.50%, 9/15/2054	150,000	148,695
Performance Food Group, Inc.
5.50%, 10/15/2027 (a)	901,000	895,937
6.13%, 9/15/2032 (a)	173,000	174,534
Rite Aid Corp.
8.00%, 10/18/2024 ‡	28,033	—
8.00%, 11/15/2026 ‡ (b)	97,000	—
(3-MONTH CME TERM SOFR + 7.00%), 12.06%, 8/30/2031 ‡ (a) (d)	9,606	8,645
Series A, 15.00% (PIK), 8/30/2031 ‡ (c)	28,008	16,961
Series B, 15.00% (PIK), 8/30/2031 ‡ (c)	12,832	—
Sysco Corp. 2.40%, 2/15/2030	250,000	222,642
Target Corp. 4.80%, 1/15/2053	550,000	515,038
		8,388,523
Containers & Packaging — 0.3%
Ardagh Packaging Finance plc 4.13%, 8/15/2026 (a)	1,275,000	1,086,562
Ball Corp.
6.00%, 6/15/2029	435,000	442,504
3.13%, 9/15/2031	480,000	419,843
Berry Global, Inc. 5.80%, 6/15/2031 (a)	7,430,000	7,693,405
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	200,000	181,252

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Containers & Packaging — continued
Graphic Packaging International LLC
4.75%, 7/15/2027 (a)	108,000	105,880
6.38%, 7/15/2032 (a)	920,000	937,116
Mauser Packaging Solutions Holding Co. 7.88%, 4/15/2027 (a)	1,175,000	1,202,844
OI European Group BV 4.75%, 2/15/2030 (a)	410,000	374,073
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	1,005,000	1,003,370
Packaging Corp. of America
4.05%, 12/15/2049	285,000	230,534
3.05%, 10/1/2051	85,000	57,555
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (a)	850,000	813,377
Sealed Air Corp.
4.00%, 12/1/2027 (a)	570,000	546,619
6.13%, 2/1/2028 (a)	205,000	207,009
TriMas Corp. 4.13%, 4/15/2029 (a)	637,000	593,287
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (j)	450,000	449,087
WRKCo, Inc. 4.65%, 3/15/2026	30,000	30,048
		16,374,365
Distributors — 0.1%
American Builders & Contractors Supply Co., Inc.
4.00%, 1/15/2028 (a)	800,000	768,098
3.88%, 11/15/2029 (a)	155,000	143,400
Resideo Funding, Inc. 6.50%, 7/15/2032 (a)	915,000	929,442
Ritchie Bros Holdings, Inc. (Canada) 7.75%, 3/15/2031 (a)	938,000	992,074
		2,833,014
Diversified Consumer Services — 0.0% ^
Service Corp. International 5.13%, 6/1/2029	770,000	757,621
Wand NewCo 3, Inc. 7.63%, 1/30/2032 (a)	737,000	762,796
		1,520,417
Diversified REITs — 0.0% ^
Simon Property Group LP
2.45%, 9/13/2029	500,000	453,498
3.25%, 9/13/2049	31,000	22,000
WP Carey, Inc.
2.40%, 2/1/2031	700,000	603,914
2.25%, 4/1/2033	145,000	117,128
		1,196,540
Diversified Telecommunication Services — 0.7%
AT&T, Inc.
1.65%, 2/1/2028	450,000	410,777
2.55%, 12/1/2033	300,000	247,229
3.50%, 6/1/2041	260,000	207,970
3.65%, 6/1/2051	1,015,000	752,883
3.50%, 9/15/2053	1,990,000	1,422,016
3.55%, 9/15/2055	15,540,000	11,043,265
CCO Holdings LLC
5.38%, 6/1/2029 (a)	1,455,000	1,416,792

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.75%, 3/1/2030 (a)	6,894,000	6,405,930
4.50%, 8/15/2030 (a)	2,079,000	1,891,941
4.25%, 2/1/2031 (a)	3,450,000	3,089,375
4.75%, 2/1/2032 (a)	1,025,000	922,358
4.50%, 6/1/2033 (a)	135,000	117,093
Embarq Corp. 8.00%, 6/1/2036	13,000	6,421
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	235,000	235,281
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	2,509,000	2,331,786
Lumen Technologies, Inc.
4.13%, 4/15/2029 (a)	423,184	382,453
4.13%, 4/15/2030 (a)	495,548	437,284
Optics Bidco SpA (Italy) 7.72%, 6/4/2038 (a)	1,000,000	1,051,292
Sprint Capital Corp. 6.88%, 11/15/2028	258,000	276,992
Verizon Communications, Inc.
4.02%, 12/3/2029	684,000	663,729
4.78%, 2/15/2035 (a)	75,000	73,129
3.40%, 3/22/2041	1,215,000	958,171
2.88%, 11/20/2050	75,000	48,844
3.70%, 3/22/2061	30,000	21,781
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	995,000	944,489
		35,359,281
Electric Utilities — 2.2%
Alabama Power Co.
3.05%, 3/15/2032	200,000	179,221
5.85%, 11/15/2033	275,000	292,620
Alliant Energy Finance LLC 5.40%, 6/6/2027 (a)	330,000	333,668
Baltimore Gas and Electric Co.
3.20%, 9/15/2049	295,000	207,871
2.90%, 6/15/2050	550,000	367,547
5.40%, 6/1/2053	305,000	307,543
5.65%, 6/1/2054	520,000	542,224
Comision Federal de Electricidad (Mexico)
6.45%, 1/24/2035 (a)	464,000	447,064
6.26%, 2/15/2052 (h)	600,000	524,238
Commonwealth Edison Co. 5.30%, 2/1/2053	450,000	447,910
Connecticut Light and Power Co. (The) 4.00%, 4/1/2048	46,000	38,671
Consumers 2023 Securitization Funding LLC Series A2, 5.21%, 9/1/2030	771,000	784,665
DTE Electric Co.
5.20%, 3/1/2034	500,000	511,275
Series B, 3.25%, 4/1/2051	2,000,000	1,448,897
Series B, 3.65%, 3/1/2052	50,000	38,728
5.40%, 4/1/2053	40,000	41,131
DTE Electric Securitization Funding II LLC Series A-2, 6.09%, 9/1/2037	400,000	438,049
Duke Energy Carolinas LLC 3.20%, 8/15/2049	634,000	448,392
Duke Energy Corp. 5.80%, 6/15/2054	550,000	562,810
Duke Energy Florida LLC
5.88%, 11/15/2033	230,000	244,971

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
6.20%, 11/15/2053	240,000	268,134
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/1/2049	125,000	88,977
2.75%, 4/1/2050	395,000	252,478
5.40%, 4/1/2053	770,000	775,265
Duke Energy Ohio, Inc. 5.25%, 4/1/2033	624,000	639,996
Duquesne Light Holdings, Inc. 2.53%, 10/1/2030 (a)	148,000	128,768
Edison International
5.25%, 11/15/2028	100,000	101,124
5.45%, 6/15/2029	535,000	545,731
6.95%, 11/15/2029	245,000	265,404
Electricite de France SA (France)
5.95%, 4/22/2034 (a)	510,000	532,035
6.90%, 5/23/2053 (a)	640,000	721,185
Emera US Finance LP (Canada)
2.64%, 6/15/2031	1,570,000	1,351,838
4.75%, 6/15/2046	2,329,000	2,026,497
Enel Finance International NV (Italy)
5.13%, 6/26/2029 (a)	1,085,000	1,094,861
5.50%, 6/26/2034 (a)	3,260,000	3,315,871
Entergy Arkansas LLC
4.00%, 6/1/2028	13,000	12,763
2.65%, 6/15/2051	274,000	171,405
5.75%, 6/1/2054	150,000	158,632
Entergy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.67%), 7.13%, 12/1/2054 (d)	1,120,000	1,148,716
Entergy Louisiana LLC
2.40%, 10/1/2026	69,000	66,420
1.60%, 12/15/2030	500,000	416,844
2.90%, 3/15/2051	823,000	534,937
5.70%, 3/15/2054	1,230,000	1,281,152
Entergy Mississippi LLC
5.00%, 9/1/2033	535,000	535,029
3.50%, 6/1/2051	20,000	14,556
5.85%, 6/1/2054	715,000	761,064
Entergy Texas Restoration Funding LLC Series A-2, 3.70%, 12/15/2035	215,000	198,771
Entergy Texas, Inc.
1.75%, 3/15/2031	535,000	449,231
5.55%, 9/15/2054	4,039,000	4,111,787
Evergy Kansas Central, Inc. 4.13%, 3/1/2042	240,000	205,202
Eversource Energy
4.60%, 7/1/2027	31,000	30,931
5.45%, 3/1/2028	100,000	102,267
3.38%, 3/1/2032	365,000	327,018
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	1,570,000	1,511,488
FirstEnergy Corp. Series B, 3.90%, 7/15/2027 (j)	2,330,000	2,272,055
FirstEnergy Transmission LLC
2.87%, 9/15/2028 (a)	965,000	900,309
4.55%, 4/1/2049 (a)	350,000	309,728

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
Florida Power & Light Co.
3.70%, 12/1/2047	60,000	47,781
5.30%, 4/1/2053	390,000	396,158
Georgia Power Co. 5.25%, 3/15/2034	500,000	512,066
Interstate Power and Light Co. 4.95%, 9/30/2034	165,000	163,649
ITC Holdings Corp.
4.95%, 9/22/2027 (a)	432,000	434,730
2.95%, 5/14/2030 (a)	405,000	366,528
5.40%, 6/1/2033 (a)	300,000	303,353
5.65%, 5/9/2034 (a)	7,615,000	7,874,178
Kentucky Utilities Co. 5.13%, 11/1/2040	404,000	399,039
MidAmerican Energy Co.
3.65%, 4/15/2029	46,000	44,272
5.85%, 9/15/2054	110,000	118,356
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (a)	430,000	420,978
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	240,000	208,036
Monongahela Power Co. 5.85%, 2/15/2034 (a)	210,000	220,247
Nevada Power Co. 6.00%, 3/15/2054	600,000	651,230
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	430,000	432,735
5.00%, 7/15/2032	60,000	60,363
5.25%, 2/28/2053	80,000	77,501
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.46%), 6.75%, 6/15/2054 (d)	620,000	645,252
Northern States Power Co. 2.60%, 6/1/2051	590,000	374,396
NRG Energy, Inc.
2.45%, 12/2/2027 (a)	60,000	55,707
3.38%, 2/15/2029 (a)	790,000	722,425
5.25%, 6/15/2029 (a)	2,120,000	2,078,896
6.00%, 2/1/2033 (a)	375,000	372,910
6.25%, 11/1/2034 (a)	220,000	219,975
OGE Energy Corp. 5.45%, 5/15/2029	330,000	338,611
Ohio Power Co. Series R, 2.90%, 10/1/2051	225,000	143,586
Oklahoma Gas and Electric Co. 5.40%, 1/15/2033	100,000	103,190
Oncor Electric Delivery Co. LLC
3.10%, 9/15/2049	290,000	202,245
4.95%, 9/15/2052	400,000	379,838
Pacific Gas and Electric Co.
2.95%, 3/1/2026	110,000	107,422
4.65%, 8/1/2028	2,200,000	2,184,426
6.10%, 1/15/2029	605,000	630,765
4.55%, 7/1/2030	1,624,000	1,588,293
6.40%, 6/15/2033	860,000	922,335
4.20%, 6/1/2041	30,000	25,137
3.75%, 8/15/2042 (j)	3,165,000	2,480,267
6.75%, 1/15/2053	1,770,000	1,988,336
Palomino Funding Trust I 7.23%, 5/17/2028 (a)	2,100,000	2,214,328
PG&E Corp.
5.00%, 7/1/2028	1,001,000	982,761

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.25%, 7/1/2030	695,000	682,853
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.88%), 7.38%, 3/15/2055 (d)	1,200,000	1,240,142
PG&E Recovery Funding LLC
Series A-2, 5.23%, 6/1/2042	965,000	989,241
Series A-3, 5.54%, 7/15/2047	185,000	192,229
Series A-3, 5.53%, 6/1/2049	1,145,000	1,191,223
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	25,000	24,001
Series A-4, 5.21%, 12/1/2047	40,000	39,928
Series A-5, 5.10%, 6/1/2052	70,000	70,026
PPL Capital Funding, Inc. 5.25%, 9/1/2034	195,000	197,189
PPL Electric Utilities Corp.
6.25%, 5/15/2039	382,000	425,908
5.25%, 5/15/2053	70,000	70,525
Public Service Co. of Oklahoma
5.25%, 1/15/2033	155,000	156,451
Series G, 6.63%, 11/15/2037	725,000	795,611
Series K, 3.15%, 8/15/2051	150,000	101,011
Public Service Electric and Gas Co. 4.65%, 3/15/2033	520,000	515,506
RWE Finance US LLC (Germany) 5.88%, 4/16/2034 (a)	660,000	678,632
SCE Recovery Funding LLC Series A-1, 4.70%, 6/15/2040	47,170	46,674
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	48,837	48,319
Series A2, 5.17%, 5/15/2041	49,000	49,606
Southern California Edison Co.
5.30%, 3/1/2028	719,000	733,417
5.65%, 10/1/2028	600,000	620,413
Series G, 2.50%, 6/1/2031	775,000	676,565
5.45%, 6/1/2031	530,000	547,316
5.95%, 11/1/2032	2,000,000	2,132,428
Series C, 4.13%, 3/1/2048	238,000	196,639
Series 20A, 2.95%, 2/1/2051	430,000	286,074
5.88%, 12/1/2053	3,376,000	3,565,320
5.75%, 4/15/2054	390,000	405,843
Southern Co. (The)
5.50%, 3/15/2029	390,000	402,084
5.20%, 6/15/2033	109,000	110,490
Southwestern Electric Power Co.
5.30%, 4/1/2033	130,000	131,435
3.25%, 11/1/2051	210,000	142,063
Southwestern Public Service Co. 4.50%, 8/15/2041	74,000	66,327
Tierra Mojada Luxembourg II SARL (Mexico) 5.75%, 12/1/2040 (a)	263,003	243,115
Tucson Electric Power Co.
1.50%, 8/1/2030	448,000	375,770
4.85%, 12/1/2048	232,000	214,546
5.50%, 4/15/2053	115,000	115,784
Union Electric Co.
5.20%, 4/1/2034	400,000	408,219

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Electric Utilities — continued
5.45%, 3/15/2053	555,000	560,039
5.25%, 1/15/2054	1,450,000	1,434,645
5.13%, 3/15/2055	1,365,000	1,324,816
Virginia Electric and Power Co. 5.70%, 8/15/2053	730,000	761,984
Vistra Operations Co. LLC
5.05%, 12/30/2026 (a) (k)	3,115,000	3,119,513
5.63%, 2/15/2027 (a)	1,715,000	1,715,024
5.00%, 7/31/2027 (a)	420,000	416,085
4.38%, 5/1/2029 (a)	275,000	262,404
4.30%, 7/15/2029 (a)	3,000,000	2,898,574
7.75%, 10/15/2031 (a)	1,980,000	2,102,954
6.00%, 4/15/2034 (a)	4,405,000	4,573,007
Wisconsin Public Service Corp. 4.75%, 11/1/2044	69,000	64,208
		105,450,441
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	400,000	385,027
EnerSys 4.38%, 12/15/2027 (a)	630,000	601,524
Sensata Technologies BV 4.00%, 4/15/2029 (a)	700,000	652,789
		1,639,340
Electronic Equipment, Instruments & Components — 0.1%
Coherent Corp. 5.00%, 12/15/2029 (a)	1,165,000	1,123,797
Corning, Inc. 3.90%, 11/15/2049	75,000	59,614
Insight Enterprises, Inc. 6.63%, 5/15/2032 (a)	1,245,000	1,273,561
Sensata Technologies, Inc.
4.38%, 2/15/2030 (a)	255,000	236,512
6.63%, 7/15/2032 (a)	420,000	428,528
		3,122,012
Energy Equipment & Services — 0.2%
Archrock Partners LP
6.88%, 4/1/2027 (a)	173,000	173,775
6.25%, 4/1/2028 (a)	600,000	602,226
6.63%, 9/1/2032 (a)	380,000	385,195
Baker Hughes Holdings LLC
2.06%, 12/15/2026	400,000	381,095
4.08%, 12/15/2047	350,000	290,066
Diamond Foreign Asset Co. 8.50%, 10/1/2030 (a)	740,000	772,674
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	496,890	465,462
Nabors Industries, Inc. 7.38%, 5/15/2027 (a)	560,000	560,814
Noble Finance II LLC 8.00%, 4/15/2030 (a)	320,000	327,703
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	475,000	475,099
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (a)	214,000	209,461
Transocean, Inc. 8.75%, 2/15/2030 (a)	374,000	389,612
USA Compression Partners LP 6.88%, 9/1/2027	905,000	910,734
Valaris Ltd. 8.38%, 4/30/2030 (a)	575,000	585,615
Yinson Boronia Production BV (Brazil) 8.95%, 7/31/2042 (a)	500,000	531,250
		7,060,781

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Entertainment — 0.4%
Cinemark USA, Inc.
5.88%, 3/15/2026 (a)	295,000	295,000
5.25%, 7/15/2028 (a)	390,000	381,267
7.00%, 8/1/2032 (a)	395,000	409,050
Live Nation Entertainment, Inc.
5.63%, 3/15/2026 (a)	2,000	1,995
6.50%, 5/15/2027 (a)	1,395,000	1,415,570
4.75%, 10/15/2027 (a)	365,000	357,287
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	115,000	112,525
5.60%, 6/12/2034	3,075,000	3,169,269
Walt Disney Co. (The) 6.65%, 11/15/2037	170,000	195,434
Warnermedia Holdings, Inc.
3.76%, 3/15/2027	3,150,000	3,050,803
4.28%, 3/15/2032	5,910,000	5,333,040
5.05%, 3/15/2042	2,965,000	2,505,088
5.14%, 3/15/2052	610,000	490,352
		17,716,680
Financial Services — 0.3%
Block, Inc.
3.50%, 6/1/2031	690,000	619,884
6.50%, 5/15/2032 (a)	2,114,000	2,168,911
Boost Newco Borrower LLC 7.50%, 1/15/2031 (a)	1,155,000	1,219,838
Fiserv, Inc.
3.20%, 7/1/2026	170,000	166,118
5.35%, 3/15/2031	300,000	309,124
4.40%, 7/1/2049	350,000	302,693
Global Payments, Inc. 3.20%, 8/15/2029	160,000	148,187
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	1,420,000	1,419,986
Nationwide Building Society (United Kingdom)
(SOFR + 1.29%), 2.97%, 2/16/2028 (a) (d)	320,000	306,483
(3-MONTH SOFR + 1.45%), 4.30%, 3/8/2029 (a) (d)	350,000	342,850
5.13%, 7/29/2029 (a)	771,000	778,991
NCR Atleos Corp. 9.50%, 4/1/2029 (a)	1,007,000	1,101,971
NTT Finance Corp. (Japan) 5.14%, 7/2/2031 (a)	1,000,000	1,017,609
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	1,095,000	1,045,138
3.63%, 3/1/2029 (a)	830,000	765,936
Shell International Finance BV
2.88%, 11/26/2041	620,000	459,905
3.63%, 8/21/2042	200,000	163,344
Shift4 Payments LLC 6.75%, 8/15/2032 (a)	931,000	962,822
Siemens Financieringsmaatschappij NV (Germany) 3.30%, 9/15/2046 (a)	350,000	264,989
Visa, Inc. 2.70%, 4/15/2040	300,000	228,056
		13,792,835
Food Products — 0.2%
Bimbo Bakeries USA, Inc. (Mexico) 6.05%, 1/15/2029 (a)	200,000	206,412

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Food Products — continued
Bunge Ltd. Finance Corp. 2.75%, 5/14/2031	385,000	339,869
Cargill, Inc. 4.38%, 4/22/2052 (a)	150,000	131,543
Darling Ingredients, Inc.
5.25%, 4/15/2027 (a)	50,000	49,436
6.00%, 6/15/2030 (a)	850,000	847,038
General Mills, Inc. 4.15%, 2/15/2043	200,000	172,279
JBS USA Holding Lux Sarl 6.75%, 3/15/2034	713,000	776,648
JBS USA Holding Lux SARL
5.50%, 1/15/2030	2,300,000	2,317,753
3.75%, 12/1/2031	305,000	273,566
3.00%, 5/15/2032	910,000	773,840
Lamb Weston Holdings, Inc. 4.13%, 1/31/2030 (a)	795,000	740,366
Post Holdings, Inc.
5.50%, 12/15/2029 (a)	1,000,000	975,146
6.25%, 2/15/2032 (a)	573,000	578,945
The Campbell's Co. 4.15%, 3/15/2028	170,000	167,185
Viterra Finance BV (Netherlands) 3.20%, 4/21/2031 (a)	805,000	717,056
		9,067,082
Gas Utilities — 0.1%
AmeriGas Partners LP
5.50%, 5/20/2025	42,000	41,856
5.88%, 8/20/2026	540,000	530,725
5.75%, 5/20/2027	305,000	292,823
Atmos Energy Corp.
5.50%, 6/15/2041	52,000	53,783
5.75%, 10/15/2052	185,000	195,337
5.00%, 12/15/2054	1,048,000	996,787
Boston Gas Co. 3.00%, 8/1/2029 (a)	37,000	33,894
Piedmont Natural Gas Co., Inc. 5.05%, 5/15/2052	100,000	92,915
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	393,000	356,280
Superior Plus LP (Canada) 4.50%, 3/15/2029 (a)	495,000	456,025
		3,050,425
Ground Transportation — 0.4%
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (a)	975,000	968,930
4.75%, 4/1/2028 (a)	95,000	90,030
5.38%, 3/1/2029 (a)	55,000	52,195
8.00%, 2/15/2031 (a)	525,000	546,233
Burlington Northern Santa Fe LLC
6.15%, 5/1/2037	250,000	276,341
3.55%, 2/15/2050	708,000	543,307
5.20%, 4/15/2054	850,000	848,745
5.50%, 3/15/2055	4,280,000	4,438,021
Canadian Pacific Railway Co. (Canada)
2.88%, 11/15/2029	1,125,000	1,034,494
3.10%, 12/2/2051	601,000	415,790
CSX Corp. 4.50%, 11/15/2052	810,000	721,791

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Ground Transportation — continued
EquipmentShare.com, Inc. 9.00%, 5/15/2028 (a)	860,000	896,918
ERAC USA Finance LLC 5.00%, 2/15/2029 (a)	200,000	202,979
First Student Bidco, Inc. 4.00%, 7/31/2029 (a)	300,000	277,613
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	860,000	744,076
Norfolk Southern Corp. 3.95%, 10/1/2042	50,000	42,210
Penske Truck Leasing Co. LP
1.20%, 11/15/2025 (a)	376,000	363,086
5.25%, 7/1/2029 (a)	1,200,000	1,218,128
RXO, Inc. 7.50%, 11/15/2027 (a)	510,000	526,323
SMBC Aviation Capital Finance DAC (Ireland) 5.30%, 4/3/2029 (a)	980,000	991,252
Uber Technologies, Inc.
4.80%, 9/15/2034	780,000	763,536
5.35%, 9/15/2054	270,000	263,372
Union Pacific Corp.
2.40%, 2/5/2030	560,000	503,505
3.50%, 2/14/2053	120,000	89,641
XPO, Inc.
6.25%, 6/1/2028 (a)	330,000	334,839
7.13%, 6/1/2031 (a)	1,060,000	1,098,927
		18,252,282
Health Care Equipment & Supplies — 0.2%
Abbott Laboratories 4.75%, 11/30/2036	290,000	287,403
Avantor Funding, Inc. 4.63%, 7/15/2028 (a)	561,000	542,007
Baxter International, Inc.
1.73%, 4/1/2031	1,500,000	1,244,234
3.13%, 12/1/2051	500,000	329,159
Becton Dickinson & Co. 3.70%, 6/6/2027	200,000	195,982
Boston Scientific Corp. 6.50%, 11/15/2035 (j)	700,000	787,161
DH Europe Finance II SARL 3.25%, 11/15/2039	250,000	202,164
Hologic, Inc. 3.25%, 2/15/2029 (a)	605,000	556,149
Medline Borrower LP
3.88%, 4/1/2029 (a)	2,485,000	2,329,754
6.25%, 4/1/2029 (a)	598,000	609,103
5.25%, 10/1/2029 (a)	55,000	53,697
Solventum Corp. 5.60%, 3/23/2034 (a)	700,000	710,711
		7,847,524
Health Care Providers & Services — 0.9%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	936,000	908,491
5.00%, 4/15/2029 (a)	175,000	164,545
AdaptHealth LLC 4.63%, 8/1/2029 (a)	85,000	77,540
Aetna, Inc.
4.13%, 11/15/2042	320,000	257,791
4.75%, 3/15/2044	200,000	174,578
Cencora, Inc. 5.13%, 2/15/2034	770,000	771,323
Cigna Group (The)
2.38%, 3/15/2031	135,000	116,480

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
5.13%, 5/15/2031	470,000	474,805
CommonSpirit Health
1.55%, 10/1/2025	13,000	12,671
2.78%, 10/1/2030	13,000	11,661
3.91%, 10/1/2050	15,000	11,766
Community Health Network, Inc. Series 20-A, 3.10%, 5/1/2050	190,000	128,315
Community Health Systems, Inc. 5.63%, 3/15/2027 (a)	1,090,000	1,054,859
CVS Health Corp.
4.30%, 3/25/2028	737,000	722,863
5.13%, 2/21/2030	265,000	265,134
5.25%, 2/21/2033	1,270,000	1,260,363
5.63%, 2/21/2053	1,000,000	955,617
DaVita, Inc. 4.63%, 6/1/2030 (a)	1,205,000	1,128,701
Encompass Health Corp.
4.50%, 2/1/2028	180,000	175,409
4.75%, 2/1/2030	1,080,000	1,045,395
4.63%, 4/1/2031	75,000	70,726
Hackensack Meridian Health, Inc. Series 2020, 2.68%, 9/1/2041	50,000	36,004
HCA, Inc.
4.50%, 2/15/2027	580,000	575,520
5.63%, 9/1/2028	3,750,000	3,829,604
3.50%, 9/1/2030	4,512,000	4,161,932
2.38%, 7/15/2031	1,130,000	953,840
5.60%, 4/1/2034	910,000	920,245
5.45%, 9/15/2034	715,000	714,271
5.50%, 6/15/2047	700,000	670,394
5.25%, 6/15/2049	865,000	793,578
3.50%, 7/15/2051	30,000	20,649
4.63%, 3/15/2052	960,000	796,685
5.90%, 6/1/2053	885,000	883,816
6.00%, 4/1/2054	910,000	922,361
Memorial Health Services 3.45%, 11/1/2049	530,000	402,225
MultiCare Health System 2.80%, 8/15/2050	10,000	6,210
MyMichigan Health Series 2020, 3.41%, 6/1/2050	10,000	7,476
New York and Presbyterian Hospital (The) 2.61%, 8/1/2060	5,000	2,953
Northwell Healthcare, Inc. 4.26%, 11/1/2047	110,000	92,655
Northwestern Memorial Healthcare Obligated Group Series 2021, 2.63%, 7/15/2051	617,000	405,831
Owens & Minor, Inc. 4.50%, 3/31/2029 (a)	1,130,000	1,022,822
Quest Diagnostics, Inc.
4.60%, 12/15/2027	250,000	250,429
4.63%, 12/15/2029	800,000	793,865
2.95%, 6/30/2030	55,000	50,021
6.40%, 11/30/2033	580,000	634,151
5.00%, 12/15/2034	3,055,000	3,025,441
Sutter Health 5.55%, 8/15/2053	150,000	158,285
Tenet Healthcare Corp.
4.63%, 6/15/2028	1,040,000	1,009,155
4.25%, 6/1/2029	3,398,000	3,208,849

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Health Care Providers & Services — continued
4.38%, 1/15/2030	875,000	819,781
6.13%, 6/15/2030	985,000	990,040
6.75%, 5/15/2031	740,000	758,155
UnitedHealth Group, Inc.
5.70%, 10/15/2040	800,000	839,009
4.63%, 11/15/2041	232,000	214,727
3.25%, 5/15/2051	485,000	342,437
5.88%, 2/15/2053	395,000	421,653
5.05%, 4/15/2053	1,400,000	1,339,273
5.38%, 4/15/2054	2,595,000	2,594,782
		44,458,157
Health Care REITs — 0.1%
Alexandria Real Estate Equities, Inc.
1.88%, 2/1/2033	53,000	41,683
5.15%, 4/15/2053	30,000	28,273
Healthcare Realty Holdings LP 3.10%, 2/15/2030	700,000	634,426
Healthpeak OP LLC
2.13%, 12/1/2028	64,000	58,051
3.00%, 1/15/2030	87,000	79,799
Sabra Health Care LP 3.20%, 12/1/2031	120,000	105,052
Ventas Realty LP
3.25%, 10/15/2026	650,000	631,591
5.63%, 7/1/2034	585,000	602,831
5.00%, 1/15/2035	1,000,000	977,556
		3,159,262
Health Care Technology — 0.0% ^
IQVIA, Inc.
5.00%, 5/15/2027 (a)	200,000	197,763
6.50%, 5/15/2030 (a)	510,000	523,530
		721,293
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP
4.75%, 10/15/2027	390,000	382,450
7.25%, 7/15/2028 (a)	985,000	1,022,172
6.50%, 4/1/2032 (a)	550,000	558,965
		1,963,587
Hotels, Restaurants & Leisure — 0.7%
Acushnet Co. 7.38%, 10/15/2028 (a)	585,000	611,226
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	952,000	910,370
Caesars Entertainment, Inc.
8.13%, 7/1/2027 (a)	95,000	96,800
4.63%, 10/15/2029 (a)	940,000	884,809
7.00%, 2/15/2030 (a)	655,000	675,487
6.50%, 2/15/2032 (a)	918,000	936,430
Carnival Corp.
5.75%, 3/1/2027 (a)	560,000	562,358

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — continued
4.00%, 8/1/2028 (a)	460,000	437,911
6.00%, 5/1/2029 (a)	1,000,000	1,003,498
10.50%, 6/1/2030 (a)	390,000	418,313
Carnival Holdings Bermuda Ltd. 10.38%, 5/1/2028 (a)	1,425,000	1,529,486
Cedar Fair LP
6.50%, 10/1/2028	933,000	942,081
5.25%, 7/15/2029	250,000	242,676
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (a)	25,000	24,880
5.75%, 5/1/2028 (a)	285,000	285,247
3.75%, 5/1/2029 (a)	345,000	321,364
4.88%, 1/15/2030	1,220,000	1,186,508
5.88%, 3/15/2033 (a)	1,474,000	1,476,166
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	955,000	949,705
McDonald's Corp.
5.15%, 9/9/2052	1,247,000	1,206,913
5.45%, 8/14/2053	430,000	431,627
MGM Resorts International
5.50%, 4/15/2027	726,000	725,129
4.75%, 10/15/2028	660,000	640,382
6.13%, 9/15/2029	385,000	389,301
6.50%, 4/15/2032	690,000	696,880
Royal Caribbean Cruises Ltd.
5.63%, 9/30/2031 (a)	1,965,000	1,968,429
6.25%, 3/15/2032 (a)	1,205,000	1,231,083
6.00%, 2/1/2033 (a)	2,789,000	2,824,052
Six Flags Entertainment Corp.
7.25%, 5/15/2031 (a)	605,000	624,560
6.63%, 5/1/2032 (a)	376,000	385,337
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (a)	137,000	136,943
Starbucks Corp.
4.90%, 2/15/2031	350,000	354,810
4.80%, 2/15/2033	350,000	349,821
3.35%, 3/12/2050	5,000	3,538
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,085,000	1,036,560
Vail Resorts, Inc. 6.50%, 5/15/2032 (a)	923,000	947,906
Wynn Las Vegas LLC 5.25%, 5/15/2027 (a)	125,000	124,262
Wynn Macau Ltd. (Macau)
5.50%, 1/15/2026 (a)	895,000	885,770
5.63%, 8/26/2028 (a)	200,000	191,375
Wynn Resorts Finance LLC
5.13%, 10/1/2029 (a)	1,905,000	1,856,040
7.13%, 2/15/2031 (a)	985,000	1,040,333
6.25%, 3/15/2033 (a)	297,000	296,255
		31,842,621

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Household Durables — 0.1%
Newell Brands, Inc.
5.70%, 4/1/2026 (j)	1,610,000	1,619,067
6.63%, 9/15/2029	950,000	975,274
6.38%, 5/15/2030	217,000	221,038
6.63%, 5/15/2032	145,000	147,545
6.87%, 4/1/2036 (j)	310,000	315,182
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	1,510,000	1,403,993
		4,682,099
Household Products — 0.0% ^
Central Garden & Pet Co.
5.13%, 2/1/2028	145,000	142,782
4.13%, 10/15/2030	755,000	696,342
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	950,000	919,672
4.38%, 3/31/2029 (a)	275,000	258,385
		2,017,181
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
5.25%, 6/1/2026 (a)	182,000	180,970
4.50%, 2/15/2028 (a)	260,000	251,494
5.13%, 3/15/2028 (a)	425,000	415,040
Constellation Energy Generation LLC
6.25%, 10/1/2039	585,000	631,551
5.75%, 10/1/2041	1,120,000	1,140,587
5.60%, 6/15/2042	2,465,000	2,489,049
6.50%, 10/1/2053	2,785,000	3,109,962
5.75%, 3/15/2054	1,504,000	1,540,814
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple (Mexico) 7.25%, 1/31/2041 (a)	1,011,000	1,008,220
		10,767,687
Industrial Conglomerates — 0.0% ^
Honeywell International, Inc. 5.25%, 3/1/2054	650,000	646,790
Industrial REITs — 0.0% ^
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (a)	590,000	565,524
Prologis LP
1.75%, 7/1/2030	149,000	127,452
4.75%, 6/15/2033	640,000	634,651
5.25%, 3/15/2054	596,000	590,452
		1,918,079
Insurance — 0.5%
Allianz SE (Germany) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 5.60%, 9/3/2054 (a) (d)	1,800,000	1,782,449
Aon Corp. 5.35%, 2/28/2033	165,000	168,839
Aon North America, Inc. 5.75%, 3/1/2054	350,000	362,566
Athene Global Funding
1.45%, 1/8/2026 (a)	370,000	356,133
2.95%, 11/12/2026 (a)	44,000	42,377

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Berkshire Hathaway Finance Corp.
2.50%, 1/15/2051	200,000	124,935
3.85%, 3/15/2052	715,000	574,987
Cincinnati Financial Corp. 6.13%, 11/1/2034	200,000	214,692
CNA Financial Corp. 5.13%, 2/15/2034	280,000	280,903
CNO Global Funding
5.88%, 6/4/2027 (a)	1,000,000	1,022,258
4.95%, 9/9/2029 (a)	850,000	850,521
Corebridge Global Funding
5.90%, 9/19/2028 (a)	140,000	145,157
5.20%, 6/24/2029 (a)	2,345,000	2,375,178
Equitable Financial Life Global Funding 1.70%, 11/12/2026 (a)	25,000	23,609
F&G Annuities & Life, Inc. 6.50%, 6/4/2029	890,000	916,355
F&G Global Funding
1.75%, 6/30/2026 (a)	10,000	9,498
5.88%, 6/10/2027 (a)	800,000	812,984
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (a)	139,000	138,944
Great-West Lifeco Finance 2018 LP (Canada) 4.58%, 5/17/2048 (a)	20,000	17,715
Guardian Life Global Funding
5.74%, 10/2/2028 (a)	500,000	519,254
4.18%, 9/26/2029 (a)	490,000	481,698
High Street Funding Trust I 4.11%, 2/15/2028 (a)	641,000	622,762
HUB International Ltd. 7.25%, 6/15/2030 (a)	370,000	383,807
Manulife Financial Corp. (Canada) 4.15%, 3/4/2026	42,000	41,777
Marsh & McLennan Cos., Inc. 5.45%, 3/15/2053	305,000	309,632
MetLife, Inc.
4.13%, 8/13/2042	329,000	285,282
5.00%, 7/15/2052	350,000	334,538
Metropolitan Life Global Funding I
2.40%, 1/11/2032 (a)	5,200,000	4,448,764
5.15%, 3/28/2033 (a)	880,000	894,037
Mutual of Omaha Cos. Global Funding 5.45%, 12/12/2028 (a)	300,000	306,164
New York Life Global Funding 3.00%, 1/10/2028 (a)	51,000	48,860
New York Life Insurance Co.
5.88%, 5/15/2033 (a)	2,919,000	3,098,073
4.45%, 5/15/2069 (a)	50,000	41,306
Northwestern Mutual Global Funding 5.16%, 5/28/2031 (a)	630,000	644,371
Pacific Life Global Funding II 5.50%, 8/28/2026 (a)	135,000	136,979
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (a) (d)	27,000	21,915
Pine Street Trust III 6.22%, 5/15/2054 (a)	450,000	476,919
Pricoa Global Funding I 5.55%, 8/28/2026 (a)	175,000	178,011
Principal Financial Group, Inc. 3.70%, 5/15/2029	235,000	225,810
Principal Life Global Funding II 5.10%, 1/25/2029 (a)	400,000	405,445
Protective Life Global Funding 5.47%, 12/8/2028 (a)	543,000	558,741
Prudential Financial, Inc.
3.88%, 3/27/2028	32,000	31,368
3.91%, 12/7/2047	250,000	200,493
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	470,000	433,251

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Insurance — continued
Teachers Insurance & Annuity Association of America 4.27%, 5/15/2047 (a)	800,000	670,833
W R Berkley Corp. 3.55%, 3/30/2052	45,000	32,816
		26,053,006
Interactive Media & Services — 0.1%
Meta Platforms, Inc.
5.60%, 5/15/2053	2,355,000	2,477,350
5.40%, 8/15/2054	1,640,000	1,674,474
		4,151,824
IT Services — 0.1%
Accenture Capital, Inc.
4.25%, 10/4/2031	1,495,000	1,462,273
4.50%, 10/4/2034	1,010,000	982,033
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	550,000	513,448
CGI, Inc. (Canada) 1.45%, 9/14/2026	170,000	160,376
IBM International Capital Pte. Ltd. 5.30%, 2/5/2054	3,250,000	3,175,163
		6,293,293
Leisure Products — 0.0% ^
Amer Sports Co. (Finland) 6.75%, 2/16/2031 (a)	995,000	1,012,184
Hasbro, Inc. 3.90%, 11/19/2029	15,000	14,250
		1,026,434
Life Sciences Tools & Services — 0.0% ^
Danaher Corp. 2.80%, 12/10/2051	300,000	197,380
Machinery — 0.1%
Chart Industries, Inc. 7.50%, 1/1/2030 (a)	1,575,000	1,645,339
Esab Corp. 6.25%, 4/15/2029 (a)	727,000	739,594
Hillenbrand, Inc. 3.75%, 3/1/2031	984,000	873,845
Illinois Tool Works, Inc. 3.90%, 9/1/2042	15,000	12,821
Parker-Hannifin Corp.
3.25%, 3/1/2027	92,000	89,404
4.25%, 9/15/2027	300,000	298,077
Terex Corp.
5.00%, 5/15/2029 (a)	250,000	241,632
6.25%, 10/15/2032 (a)	331,000	331,308
Trinity Industries, Inc. 7.75%, 7/15/2028 (a)	765,000	798,487
Wabash National Corp. 4.50%, 10/15/2028 (a)	750,000	696,938
Xylem, Inc. 1.95%, 1/30/2028	30,000	27,779
		5,755,224
Marine Transportation — 0.0% ^
MV24 Capital BV (Brazil) 6.75%, 6/1/2034 (a)	472,980	455,712
Media — 1.0%
Charter Communications Operating LLC
2.25%, 1/15/2029	2,315,000	2,057,990
2.30%, 2/1/2032	1,250,000	1,009,802
6.65%, 2/1/2034	3,670,000	3,868,694
6.55%, 6/1/2034	1,190,000	1,247,482

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
3.50%, 6/1/2041	85,000	60,993
3.50%, 3/1/2042	985,000	697,225
3.70%, 4/1/2051	40,000	26,514
Clear Channel Outdoor Holdings, Inc. 5.13%, 8/15/2027 (a)	1,662,000	1,622,144
Comcast Corp.
2.65%, 2/1/2030	2,230,000	2,021,075
4.25%, 10/15/2030	1,344,000	1,312,714
1.50%, 2/15/2031	450,000	372,446
5.30%, 6/1/2034	540,000	554,033
3.90%, 3/1/2038	515,000	448,216
3.25%, 11/1/2039	813,000	641,047
2.80%, 1/15/2051	4,090,000	2,604,602
2.89%, 11/1/2051	1,520,000	982,395
4.05%, 11/1/2052	500,000	401,340
5.35%, 5/15/2053	2,585,000	2,544,429
2.94%, 11/1/2056	3,348,000	2,101,082
2.99%, 11/1/2063	2,200,000	1,334,961
CSC Holdings LLC
6.50%, 2/1/2029 (a)	1,570,000	1,346,313
4.50%, 11/15/2031 (a)	200,000	150,109
Directv Financing LLC 5.88%, 8/15/2027 (a)	956,000	939,435
DISH DBS Corp. 5.25%, 12/1/2026 (a)	175,000	160,869
DISH Network Corp. 11.75%, 11/15/2027 (a)	2,615,000	2,778,229
Gray Television, Inc.
10.50%, 7/15/2029 (a)	1,075,000	1,094,020
4.75%, 10/15/2030 (a)	100,000	59,076
5.38%, 11/15/2031 (a)	135,000	80,385
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,200,000	1,041,000
8.38%, 5/1/2027	25,000	14,562
5.25%, 8/15/2027 (a)	260,000	185,900
Lamar Media Corp.
3.75%, 2/15/2028	215,000	203,982
4.00%, 2/15/2030	600,000	554,916
Nexstar Media, Inc.
5.63%, 7/15/2027 (a)	1,265,000	1,246,643
4.75%, 11/1/2028 (a)	565,000	533,500
Outfront Media Capital LLC
5.00%, 8/15/2027 (a)	461,000	454,658
7.38%, 2/15/2031 (a)	455,000	481,269
Scripps Escrow II, Inc. 3.88%, 1/15/2029 (a)	270,000	193,542
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	115,000	87,759
Sinclair Television Group, Inc. 4.13%, 12/1/2030 (a)	150,000	116,638
Sirius XM Radio, Inc.
5.00%, 8/1/2027 (a)	110,000	108,096
4.00%, 7/15/2028 (a)	4,310,000	4,046,777
5.50%, 7/1/2029 (a)	160,000	156,370
4.13%, 7/1/2030 (a)	792,000	714,574

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Media — continued
Stagwell Global LLC 5.63%, 8/15/2029 (a)	1,020,000	983,427
TEGNA, Inc.
4.63%, 3/15/2028	968,000	920,187
5.00%, 9/15/2029	1,007,000	951,730
Univision Communications, Inc.
8.00%, 8/15/2028 (a)	695,000	709,199
7.38%, 6/30/2030 (a)	535,000	515,764
		46,738,113
Metals & Mining — 0.4%
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (a)	920,000	918,849
6.13%, 5/15/2028 (a)	700,000	708,270
ATI, Inc.
5.88%, 12/1/2027	460,000	457,403
7.25%, 8/15/2030	590,000	616,786
BHP Billiton Finance USA Ltd. (Australia) 4.90%, 2/28/2033	100,000	100,455
Big River Steel LLC 6.63%, 1/31/2029 (a)	635,000	639,743
Carpenter Technology Corp. 6.38%, 7/15/2028	795,000	797,620
Cleveland-Cliffs, Inc.
5.88%, 6/1/2027	635,000	636,202
4.63%, 3/1/2029 (a)	310,000	292,129
6.75%, 4/15/2030 (a)	780,000	784,125
7.00%, 3/15/2032 (a)	160,000	160,813
Corp. Nacional del Cobre de Chile (Chile) 6.44%, 1/26/2036 (a)	237,000	245,814
Freeport-McMoRan, Inc. 4.63%, 8/1/2030	231,000	225,527
Glencore Funding LLC (Australia)
3.88%, 10/27/2027 (a)	40,000	39,012
6.13%, 10/6/2028 (a)	2,000,000	2,089,416
2.50%, 9/1/2030 (a)	37,000	32,496
2.85%, 4/27/2031 (a)	435,000	383,384
5.63%, 4/4/2034 (a)	7,270,000	7,462,622
Newmont Corp. 5.75%, 11/15/2041	300,000	308,864
Rio Tinto Finance USA Ltd. (Australia) 5.20%, 11/2/2040	20,000	20,096
Rio Tinto Finance USA plc (Australia) 4.13%, 8/21/2042	370,000	323,500
United States Steel Corp. 6.88%, 3/1/2029	147,000	148,642
Vale Overseas Ltd. (Brazil)
3.75%, 7/8/2030	20,000	18,532
6.13%, 6/12/2033	365,000	376,479
6.40%, 6/28/2054	1,623,000	1,640,123
		19,426,902
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
Arbor Realty SR, Inc. Series QIB, 9.00%, 10/15/2027 (a)	10,000,000	9,924,957
Great Ajax Operating Partnership LP Series QIB, 8.88%, 9/1/2027 (a)	1,000,000	966,191
Starwood Property Trust, Inc. 7.25%, 4/1/2029 (a)	1,030,000	1,060,598
		11,951,746

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Multi-Utilities — 0.5%
Ameren Corp.
1.95%, 3/15/2027	20,000	18,859
3.50%, 1/15/2031	1,541,000	1,430,611
Ameren Illinois Co.
4.95%, 6/1/2033	750,000	755,540
5.55%, 7/1/2054	650,000	679,119
Berkshire Hathaway Energy Co. 5.15%, 11/15/2043	194,000	192,013
Consolidated Edison Co. of New York, Inc.
Series E, 4.65%, 12/1/2048	225,000	202,566
Series A, 4.13%, 5/15/2049	491,000	407,591
Consumers Energy Co.
4.63%, 5/15/2033	365,000	361,032
3.95%, 5/15/2043	1,610,000	1,357,579
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.51%), 7.00%, 6/1/2054 (d)	410,000	434,493
Series A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.39%), 6.88%, 2/1/2055 (d)	630,000	663,638
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.21%), 6.63%, 5/15/2055 (d)	2,700,000	2,766,420
DTE Energy Co.
4.95%, 7/1/2027	450,000	452,923
4.88%, 6/1/2028	500,000	502,219
Engie SA (France)
5.25%, 4/10/2029 (a)	715,000	727,783
5.63%, 4/10/2034 (a)	935,000	959,012
NiSource, Inc.
5.25%, 3/30/2028	275,000	279,878
5.20%, 7/1/2029	650,000	661,126
PG&E Energy Recovery Funding LLC Series A-3, 2.82%, 7/15/2046	70,000	51,520
Public Service Enterprise Group, Inc. 5.45%, 4/1/2034	200,000	204,210
Puget Sound Energy, Inc.
5.76%, 7/15/2040	140,000	141,680
5.45%, 6/1/2053	30,000	30,223
5.69%, 6/15/2054	3,377,000	3,524,634
San Diego Gas & Electric Co.
4.95%, 8/15/2028	350,000	354,379
2.95%, 8/15/2051	170,000	116,366
5.35%, 4/1/2053	4,070,000	4,070,458
Sempra (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.79%), 6.88%, 10/1/2054 (d)	1,960,000	2,003,518
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033	1,160,000	1,214,148
4.40%, 5/30/2047	100,000	86,245
Series 21A, 3.15%, 9/30/2051	710,000	483,589
WEC Energy Group, Inc. 5.60%, 9/12/2026	270,000	274,106
		25,407,478
Office REITs — 0.0% ^
COPT Defense Properties LP 2.25%, 3/15/2026	94,000	90,774

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — 3.8%
Aker BP ASA (Norway)
3.10%, 7/15/2031 (a)	250,000	220,218
5.13%, 10/1/2034 (a)	2,390,000	2,312,296
5.80%, 10/1/2054 (a)	475,000	457,802
Antero Midstream Partners LP
5.75%, 3/1/2027 (a)	430,000	429,115
5.75%, 1/15/2028 (a)	530,000	528,332
5.38%, 6/15/2029 (a)	890,000	871,104
Antero Resources Corp. 7.63%, 2/1/2029 (a)	1,023,000	1,048,653
Ascent Resources Utica Holdings LLC
8.25%, 12/31/2028 (a)	1,245,000	1,274,469
6.63%, 10/15/2032 (a)	225,000	225,214
Baytex Energy Corp. (Canada) 8.50%, 4/30/2030 (a)	1,014,000	1,051,270
Blue Racer Midstream LLC
6.63%, 7/15/2026 (a)	850,000	849,704
7.00%, 7/15/2029 (a)	216,000	222,320
7.25%, 7/15/2032 (a)	160,000	165,897
BP Capital Markets America, Inc.
2.72%, 1/12/2032	557,000	486,326
4.81%, 2/13/2033	3,760,000	3,720,440
4.89%, 9/11/2033	710,000	704,137
5.23%, 11/17/2034	7,680,000	7,793,779
3.06%, 6/17/2041	630,000	473,351
3.00%, 2/24/2050	174,000	117,112
2.94%, 6/4/2051	567,000	373,200
3.00%, 3/17/2052	1,085,000	722,313
BP Capital Markets plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (f) (g)	155,000	150,044
Buckeye Partners LP
3.95%, 12/1/2026	795,000	774,738
4.13%, 12/1/2027	175,000	168,355
California Resources Corp. 7.13%, 2/1/2026 (a)	126,000	126,347
Cameron LNG LLC 3.70%, 1/15/2039 (a)	20,000	16,791
Cheniere Energy Partners LP
4.50%, 10/1/2029	2,794,000	2,720,074
4.00%, 3/1/2031	3,000,000	2,817,425
5.75%, 8/15/2034 (a)	12,445,000	12,704,578
Chord Energy Corp. 6.38%, 6/1/2026 (a)	1,360,000	1,364,481
Civitas Resources, Inc.
8.38%, 7/1/2028 (a)	290,000	302,693
8.63%, 11/1/2030 (a)	1,595,000	1,690,187
8.75%, 7/1/2031 (a)	1,467,000	1,555,174
Columbia Pipelines Holding Co. LLC 5.10%, 10/1/2031 (a)	667,000	658,692
Columbia Pipelines Operating Co. LLC
6.04%, 11/15/2033 (a)	1,910,000	2,013,250
6.50%, 8/15/2043 (a)	210,000	226,506
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	1,165,000	1,148,653

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
ConocoPhillips Co.
4.70%, 1/15/2030	11,630,000	11,653,496
5.00%, 1/15/2035	1,540,000	1,544,066
3.80%, 3/15/2052	990,000	764,098
5.55%, 3/15/2054	2,340,000	2,373,032
Coterra Energy, Inc. 3.90%, 5/15/2027	30,000	29,379
Crescent Energy Finance LLC 9.25%, 2/15/2028 (a)	1,495,000	1,571,644
Devon Energy Corp. 5.75%, 9/15/2054	770,000	742,151
Diamondback Energy, Inc.
4.40%, 3/24/2051	800,000	658,637
5.75%, 4/18/2054	2,084,000	2,076,920
DT Midstream, Inc.
4.13%, 6/15/2029 (a)	1,180,000	1,120,873
4.38%, 6/15/2031 (a)	180,000	167,426
4.30%, 4/15/2032 (a)	80,000	74,279
Eastern Energy Gas Holdings LLC 5.65%, 10/15/2054	3,220,000	3,210,583
Ecopetrol SA (Colombia) 8.38%, 1/19/2036	257,000	252,245
Enbridge, Inc. (Canada)
5.63%, 4/5/2034	1,370,000	1,411,446
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.43%), 8.50%, 1/15/2084 (d)	1,025,000	1,141,480
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (a)	415,000	424,645
Energy Transfer LP
5.25%, 7/1/2029	1,050,000	1,065,576
4.15%, 9/15/2029	1,150,000	1,116,483
5.75%, 2/15/2033	450,000	462,027
5.95%, 5/15/2054	1,000,000	1,009,237
Eni SpA (Italy) 5.95%, 5/15/2054 (a)	2,910,000	2,957,022
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	140,000	149,412
EnLink Midstream LLC 6.50%, 9/1/2030 (a)	1,550,000	1,647,558
Enterprise Products Operating LLC
Series H, 6.65%, 10/15/2034	530,000	592,874
5.55%, 2/16/2055	2,285,000	2,331,235
EQM Midstream Partners LP
4.13%, 12/1/2026	420,000	418,973
7.50%, 6/1/2027 (a)	1,245,000	1,279,124
6.50%, 7/1/2027 (a)	405,000	414,959
5.50%, 7/15/2028	365,000	370,968
4.50%, 1/15/2029 (a)	215,000	208,608
4.75%, 1/15/2031 (a)	335,000	321,640
Expand Energy Corp.
5.70%, 1/23/2025 (j)	2,000	1,999
8.38%, 9/15/2028	305,000	313,490
5.38%, 2/1/2029	1,215,000	1,209,280
5.88%, 2/1/2029 (a)	650,000	650,387
6.75%, 4/15/2029 (a)	1,175,000	1,192,738
5.38%, 3/15/2030	370,000	367,325
Exxon Mobil Corp.
4.23%, 3/19/2040	750,000	682,047

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
3.10%, 8/16/2049	720,000	509,501
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (a)	15,000	13,055
4.32%, 12/30/2039 (a)	20,000	15,860
Genesis Energy LP
8.00%, 1/15/2027	735,000	749,061
7.75%, 2/1/2028	630,000	636,674
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	477,000	467,008
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	358,000	342,785
Gulfport Energy Operating Corp. 6.75%, 9/1/2029 (a)	1,426,000	1,456,718
Harvest Midstream I LP 7.50%, 5/15/2032 (a)	885,000	909,401
Hess Corp.
4.30%, 4/1/2027	1,350,000	1,340,205
5.60%, 2/15/2041	1,170,000	1,194,361
Hess Midstream Operations LP
5.63%, 2/15/2026 (a)	105,000	104,868
5.50%, 10/15/2030 (a)	1,365,000	1,340,752
Hilcorp Energy I LP 5.75%, 2/1/2029 (a)	1,729,000	1,679,224
Kinder Morgan, Inc.
5.05%, 2/15/2046	550,000	502,037
3.25%, 8/1/2050	1,000,000	671,569
5.95%, 8/1/2054	931,000	959,652
Kinetik Holdings LP
6.63%, 12/15/2028 (a)	1,090,000	1,116,048
5.88%, 6/15/2030 (a)	3,564,000	3,556,613
Marathon Oil Corp. 5.70%, 4/1/2034	1,513,000	1,616,430
Matador Resources Co.
6.50%, 4/15/2032 (a)	860,000	862,138
6.25%, 4/15/2033 (a)	439,000	432,939
MEG Energy Corp. (Canada) 5.88%, 2/1/2029 (a)	430,000	425,727
MPLX LP
2.65%, 8/15/2030	470,000	416,883
5.50%, 6/1/2034	6,380,000	6,453,439
4.95%, 3/14/2052	55,000	48,931
NGL Energy Operating LLC
8.13%, 2/15/2029 (a)	273,000	279,666
8.38%, 2/15/2032 (a)	428,000	438,091
NGPL PipeCo LLC 3.25%, 7/15/2031 (a)	710,000	622,219
Northriver Midstream Finance LP (Canada) 6.75%, 7/15/2032 (a)	195,000	199,807
NuStar Logistics LP
5.75%, 10/1/2025	250,000	249,551
5.63%, 4/28/2027	395,000	395,779
6.38%, 10/1/2030	925,000	952,614
Occidental Petroleum Corp.
5.20%, 8/1/2029	205,000	205,711
5.38%, 1/1/2032	330,000	328,309
6.20%, 3/15/2040	1,255,000	1,284,823
ONEOK Partners LP 6.65%, 10/1/2036	300,000	331,125

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
ONEOK, Inc.
4.75%, 10/15/2031	1,410,000	1,390,329
5.70%, 11/1/2054	1,240,000	1,233,792
Ovintiv, Inc. 6.25%, 7/15/2033	1,324,000	1,388,455
Permian Resources Operating LLC
5.38%, 1/15/2026 (a)	315,000	313,961
5.88%, 7/1/2029 (a)	1,535,000	1,527,317
9.88%, 7/15/2031 (a)	275,000	304,857
7.00%, 1/15/2032 (a)	370,000	380,936
6.25%, 2/1/2033 (a)	283,000	285,119
Petroleos Mexicanos (Mexico)
6.88%, 8/4/2026	300,000	298,161
5.35%, 2/12/2028	300,000	277,860
6.84%, 1/23/2030	350,000	323,969
5.95%, 1/28/2031	500,000	429,372
6.70%, 2/16/2032	500,000	443,050
10.00%, 2/7/2033	1,500,000	1,595,625
7.69%, 1/23/2050	1,900,000	1,488,099
Phillips 66 4.65%, 11/15/2034	330,000	316,769
Pioneer Natural Resources Co. 1.90%, 8/15/2030	2,330,000	2,009,055
Raizen Fuels Finance SA (Brazil)
6.45%, 3/5/2034 (a)	245,000	251,125
5.70%, 1/17/2035 (a)	1,114,000	1,071,835
Range Resources Corp.
4.88%, 5/15/2025	45,000	44,901
8.25%, 1/15/2029	1,275,000	1,314,258
Rockies Express Pipeline LLC
3.60%, 5/15/2025 (a)	385,000	381,044
4.95%, 7/15/2029 (a)	465,000	444,755
4.80%, 5/15/2030 (a)	440,000	413,007
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	30,000	30,019
5.00%, 3/15/2027	1,225,000	1,230,116
4.50%, 5/15/2030	4,394,000	4,311,872
Shell Finance US, Inc. 3.75%, 9/12/2046	141,000	112,330
SM Energy Co.
6.75%, 9/15/2026	250,000	250,584
6.63%, 1/15/2027	605,000	605,436
6.75%, 8/1/2029 (a)	760,000	765,481
7.00%, 8/1/2032 (a)	262,000	263,305
South Bow USA Infrastructure Holdings LLC (Canada)
4.91%, 9/1/2027 (a)	215,000	214,774
5.03%, 10/1/2029 (a)	250,000	248,079
Suncor Energy, Inc. (Canada) 6.80%, 5/15/2038	46,000	50,653
Sunoco LP
6.00%, 4/15/2027	185,000	185,244
5.88%, 3/15/2028	430,000	430,494
7.00%, 5/1/2029 (a)	200,000	206,975

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
4.50%, 5/15/2029	180,000	171,717
4.50%, 4/30/2030	815,000	770,709
7.25%, 5/1/2032 (a)	1,130,000	1,182,376
Tallgrass Energy Partners LP
6.00%, 3/1/2027 (a)	395,000	394,956
5.50%, 1/15/2028 (a)	55,000	53,489
7.38%, 2/15/2029 (a)	330,000	335,878
6.00%, 12/31/2030 (a)	865,000	818,740
6.00%, 9/1/2031 (a)	40,000	37,859
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	270,000	203,535
3.46%, 7/12/2049	924,000	687,523
TotalEnergies Capital SA (France)
5.49%, 4/5/2054	2,530,000	2,553,298
5.64%, 4/5/2064	2,705,000	2,740,446
TransCanada PipeLines Ltd. (Canada)
4.63%, 3/1/2034	1,650,000	1,578,886
5.85%, 3/15/2036	1,000,000	1,038,858
Valero Energy Corp. 2.15%, 9/15/2027	25,000	23,459
Venture Global Calcasieu Pass LLC 3.88%, 8/15/2029 (a)	570,000	529,472
Venture Global LNG, Inc.
8.13%, 6/1/2028 (a)	3,280,000	3,427,755
9.50%, 2/1/2029 (a)	1,355,000	1,513,661
7.00%, 1/15/2030 (a)	420,000	429,429
8.38%, 6/1/2031 (a)	1,375,000	1,449,241
9.88%, 2/1/2032 (a)	650,000	722,816
Vital Energy, Inc.
7.75%, 7/31/2029 (a)	410,000	411,845
7.88%, 4/15/2032 (a)	450,000	442,702
Williams Cos., Inc. (The) 5.80%, 11/15/2054	2,000,000	2,066,777
		183,992,416
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	1,462,500	1,461,817
7.25%, 2/15/2028 (a)	225,000	230,453
5.75%, 4/20/2029 (a)	2,650,000	2,645,585
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (a)	866,250	873,596
United Airlines Holdings, Inc. 4.88%, 1/15/2025	16,000	15,964
United Airlines Pass-Through Trust Series 2016-2, Class A Shares, 3.10%, 10/7/2028	6,450	5,887
United Airlines, Inc. 4.63%, 4/15/2029 (a)	695,000	667,940
VistaJet Malta Finance plc (Switzerland) 9.50%, 6/1/2028 (a)	480,000	480,426
		6,381,668
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	545,000	537,695
Kenvue, Inc. 5.10%, 3/22/2043	300,000	298,713

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Personal Care Products — continued
Perrigo Finance Unlimited Co.
5.15%, 6/15/2030 (j)	765,000	733,498
Series USD, 6.13%, 9/30/2032	228,000	227,232
		1,797,138
Pharmaceuticals — 0.6%
Astrazeneca Finance LLC (United Kingdom) 4.88%, 3/3/2033	500,000	505,209
AstraZeneca plc (United Kingdom) 1.38%, 8/6/2030	370,000	311,824
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (a)	263,000	254,452
8.50%, 1/31/2027 (a)	88,000	72,824
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (a)	1,357,000	1,327,160
5.75%, 8/15/2027 (a)	30,000	26,623
4.88%, 6/1/2028 (a)	280,000	231,719
Bristol-Myers Squibb Co.
5.75%, 2/1/2031	500,000	528,329
5.20%, 2/22/2034	1,760,000	1,801,716
4.13%, 6/15/2039	629,000	565,442
2.35%, 11/13/2040	480,000	334,257
3.70%, 3/15/2052	975,000	755,836
5.55%, 2/22/2054	7,185,000	7,430,319
3.90%, 3/15/2062	180,000	136,888
6.40%, 11/15/2063	520,000	591,155
5.65%, 2/22/2064	2,720,000	2,781,621
Eli Lilly & Co. 4.95%, 2/27/2063	740,000	705,901
Merck & Co., Inc.
4.00%, 3/7/2049	240,000	199,258
2.90%, 12/10/2061	605,000	372,905
Organon & Co.
4.13%, 4/30/2028 (a)	700,000	663,416
5.13%, 4/30/2031 (a)	750,000	686,549
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	540,000	534,327
5.30%, 5/19/2053	1,275,000	1,260,403
5.34%, 5/19/2063	1,225,000	1,189,256
Pfizer, Inc. 4.40%, 5/15/2044	500,000	451,050
Roche Holdings, Inc.
5.49%, 11/13/2030 (a)	1,620,000	1,688,289
4.99%, 3/8/2034 (a)	380,000	383,902
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	1,000,000	1,011,436
3.03%, 7/9/2040	1,160,000	878,206
5.65%, 7/5/2044	707,000	724,876
3.18%, 7/9/2050	743,000	511,331
5.65%, 7/5/2054	458,000	467,779

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Pharmaceuticals — continued
Zoetis, Inc.
2.00%, 5/15/2030	435,000	378,042
5.60%, 11/16/2032	214,000	224,001
		29,986,301
Professional Services — 0.0% ^
Verisk Analytics, Inc. 5.75%, 4/1/2033	300,000	316,338
Real Estate Management & Development — 0.0% ^
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (a)	200,000	195,723
Residential REITs — 0.1%
AvalonBay Communities, Inc. 3.35%, 5/15/2027	32,000	31,108
Camden Property Trust
5.85%, 11/3/2026	400,000	409,617
3.15%, 7/1/2029	130,000	122,220
ERP Operating LP 3.25%, 8/1/2027	191,000	184,803
Essex Portfolio LP
2.65%, 3/15/2032	535,000	458,724
5.50%, 4/1/2034	2,160,000	2,205,928
Mid-America Apartments LP 4.20%, 6/15/2028	100,000	98,635
UDR, Inc.
2.10%, 8/1/2032	45,000	36,639
5.13%, 9/1/2034	360,000	357,635
		3,905,309
Retail REITs — 0.1%
NNN REIT, Inc.
3.60%, 12/15/2026	39,000	38,183
5.60%, 10/15/2033	100,000	103,050
5.50%, 6/15/2034	220,000	224,817
Realty Income Corp.
4.13%, 10/15/2026	44,000	43,572
3.25%, 1/15/2031	579,000	530,435
2.70%, 2/15/2032	780,000	673,696
5.38%, 9/1/2054	450,000	447,822
Regency Centers LP 3.70%, 6/15/2030	685,000	649,121
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (a)	150,000	149,445
3.25%, 10/28/2025 (a)	160,000	157,524
		3,017,665
Semiconductors & Semiconductor Equipment — 0.4%
Amkor Technology, Inc. 6.63%, 9/15/2027 (a)	1,255,000	1,258,819
ams-OSRAM AG (Austria) 12.25%, 3/30/2029 (a)	1,050,000	1,043,687
Broadcom, Inc.
2.45%, 2/15/2031 (a)	900,000	784,980
3.14%, 11/15/2035 (a)	7,275,000	6,051,866
Entegris, Inc.
4.38%, 4/15/2028 (a)	460,000	440,792
3.63%, 5/1/2029 (a)	180,000	165,751

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
5.95%, 6/15/2030 (a)	1,055,000	1,056,773
Intel Corp.
3.25%, 11/15/2049	245,000	159,127
3.05%, 8/12/2051	245,000	151,671
KLA Corp.
4.65%, 7/15/2032	440,000	439,169
5.00%, 3/15/2049	100,000	96,404
3.30%, 3/1/2050	280,000	204,669
Marvell Technology, Inc.
5.75%, 2/15/2029	550,000	568,087
2.95%, 4/15/2031	85,000	75,658
NVIDIA Corp. 3.50%, 4/1/2040	100,000	85,604
NXP BV (China)
3.25%, 5/11/2041	770,000	582,128
3.13%, 2/15/2042	330,000	240,854
QUALCOMM, Inc.
4.25%, 5/20/2032	55,000	53,451
4.50%, 5/20/2052	415,000	365,840
Synaptics, Inc. 4.00%, 6/15/2029 (a)	485,000	446,255
Texas Instruments, Inc.
5.15%, 2/8/2054	680,000	674,991
5.05%, 5/18/2063	1,931,000	1,850,835
TSMC Arizona Corp. (Taiwan) 2.50%, 10/25/2031	960,000	836,774
TSMC Global Ltd. (Taiwan) 1.00%, 9/28/2027 (a)	380,000	344,120
		17,978,305
Software — 0.3%
Cadence Design Systems, Inc. 4.30%, 9/10/2029	1,000,000	988,120
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	260,000	243,783
Elastic NV 4.13%, 7/15/2029 (a)	1,005,000	939,772
Intuit, Inc. 5.50%, 9/15/2053	580,000	595,113
Microsoft Corp.
1.35%, 9/15/2030	230,000	196,712
2.50%, 9/15/2050	300,000	192,016
NCR Voyix Corp.
5.00%, 10/1/2028 (a)	1,145,000	1,107,011
5.13%, 4/15/2029 (a)	79,000	75,870
Oracle Corp.
2.65%, 7/15/2026	583,000	565,432
2.30%, 3/25/2028	15,000	13,955
2.88%, 3/25/2031	750,000	669,061
3.65%, 3/25/2041	2,615,000	2,115,084
3.95%, 3/25/2051	375,000	292,618
4.38%, 5/15/2055	305,000	252,673
RingCentral, Inc. 8.50%, 8/15/2030 (a)	915,000	970,057
Roper Technologies, Inc.
1.75%, 2/15/2031	355,000	295,805
4.75%, 2/15/2032	440,000	435,840

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Software — continued
4.90%, 10/15/2034	1,720,000	1,688,736
SS&C Technologies, Inc.
5.50%, 9/30/2027 (a)	690,000	687,786
6.50%, 6/1/2032 (a)	490,000	501,363
VMware LLC 4.65%, 5/15/2027	285,000	284,542
Workday, Inc. 3.70%, 4/1/2029	172,000	165,584
		13,276,933
Specialized REITs — 0.1%
American Tower Corp.
1.45%, 9/15/2026	85,000	80,205
5.20%, 2/15/2029	600,000	609,178
5.90%, 11/15/2033	100,000	105,212
2.95%, 1/15/2051	25,000	16,554
Crown Castle, Inc. 2.90%, 3/15/2027	270,000	259,613
Equinix, Inc. 3.90%, 4/15/2032	280,000	262,816
Extra Space Storage LP 2.20%, 10/15/2030	88,000	75,983
Iron Mountain, Inc.
4.88%, 9/15/2027 (a)	455,000	448,056
5.00%, 7/15/2028 (a)	1,770,000	1,726,580
Public Storage Operating Co.
2.25%, 11/9/2031	90,000	76,832
5.10%, 8/1/2033	304,000	308,996
SBA Communications Corp. 3.13%, 2/1/2029	930,000	850,840
		4,820,865
Specialty Retail — 0.4%
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	297,000	288,709
4.63%, 11/15/2029 (a)	625,000	593,392
AutoZone, Inc.
1.65%, 1/15/2031	500,000	416,715
5.40%, 7/15/2034	500,000	507,113
Bath & Body Works, Inc.
7.50%, 6/15/2029	923,000	955,828
6.88%, 11/1/2035	950,000	993,245
Escrow Rite Aid 0.00%, 12/31/2049 ‡	9,606	5,734
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,060,000	963,185
Home Depot, Inc. (The)
1.88%, 9/15/2031	770,000	647,387
4.50%, 9/15/2032	540,000	536,218
4.95%, 6/25/2034	6,110,000	6,170,183
4.25%, 4/1/2046	301,000	262,448
3.63%, 4/15/2052	805,000	618,433
Lithia Motors, Inc. 3.88%, 6/1/2029 (a)	480,000	444,905
Lowe's Cos., Inc. 1.70%, 10/15/2030	170,000	143,843
O'Reilly Automotive, Inc.
1.75%, 3/15/2031	73,000	60,705
4.70%, 6/15/2032	90,000	88,347

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Specialty Retail — continued
Penske Automotive Group, Inc. 3.75%, 6/15/2029	989,000	912,373
PetSmart, Inc. 4.75%, 2/15/2028 (a)	1,830,000	1,746,685
Sonic Automotive, Inc. 4.63%, 11/15/2029 (a)	615,000	578,159
Staples, Inc.
10.75%, 9/1/2029 (a)	670,000	660,574
12.75%, 1/15/2030 (a)	20,208	16,678
TJX Cos., Inc. (The) 3.88%, 4/15/2030	160,000	154,563
		17,765,422
Technology Hardware, Storage & Peripherals — 0.1%
Apple, Inc.
4.38%, 5/13/2045	429,000	395,578
2.65%, 2/8/2051	1,140,000	744,999
2.70%, 8/5/2051	670,000	440,712
2.85%, 8/5/2061	750,000	482,390
Seagate HDD Cayman
4.09%, 6/1/2029	150,000	141,772
3.13%, 7/15/2029	335,000	290,901
8.25%, 12/15/2029	924,000	991,314
4.13%, 1/15/2031	114,000	102,776
8.50%, 7/15/2031	600,000	646,963
9.63%, 12/1/2032	140,000	159,908
Xerox Holdings Corp. 8.88%, 11/30/2029 (a)	480,000	413,228
		4,810,541
Textiles, Apparel & Luxury Goods — 0.0% ^
William Carter Co. (The) 5.63%, 3/15/2027 (a)	205,000	205,877
Tobacco — 0.7%
Altria Group, Inc. 2.45%, 2/4/2032	480,000	402,864
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	1,045,000	964,310
4.39%, 8/15/2037	5,529,000	4,934,813
5.65%, 3/16/2052	1,080,000	1,036,868
Imperial Brands Finance plc (United Kingdom) 5.88%, 7/1/2034 (a)	8,860,000	8,992,546
Philip Morris International, Inc.
3.13%, 3/2/2028	459,000	439,638
5.75%, 11/17/2032	820,000	859,957
5.38%, 2/15/2033	1,545,000	1,580,579
5.63%, 9/7/2033	6,640,000	6,916,115
5.25%, 2/13/2034	5,610,000	5,694,512
4.38%, 11/15/2041	345,000	305,882
		32,128,084
Trading Companies & Distributors — 0.3%
Aviation Capital Group LLC
4.13%, 8/1/2025 (a)	110,000	109,301
5.38%, 7/15/2029 (a)	3,910,000	3,973,974
Beacon Roofing Supply, Inc. 6.50%, 8/1/2030 (a)	765,000	783,954
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (a)	1,255,000	1,162,800

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Corporate Bonds — continued
Trading Companies & Distributors — continued
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	1,272,000	1,265,777
Imola Merger Corp. 4.75%, 5/15/2029 (a)	740,000	710,321
United Rentals North America, Inc.
4.88%, 1/15/2028	1,245,000	1,225,942
5.25%, 1/15/2030	1,195,000	1,180,364
6.13%, 3/15/2034 (a)	1,250,000	1,268,639
WESCO Distribution, Inc.
7.25%, 6/15/2028 (a)	700,000	716,235
6.38%, 3/15/2029 (a)	1,015,000	1,039,105
6.63%, 3/15/2032 (a)	300,000	309,560
		13,745,972
Water Utilities — 0.0% ^
American Water Capital Corp.
5.15%, 3/1/2034	500,000	508,326
5.45%, 3/1/2054	420,000	426,233
		934,559
Wireless Telecommunication Services — 0.3%
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	185,000	168,421
6.63%, 8/1/2026	215,000	175,980
T-Mobile USA, Inc.
4.80%, 7/15/2028	2,140,000	2,144,939
2.63%, 2/15/2029	1,493,000	1,369,941
3.38%, 4/15/2029	3,835,000	3,614,096
5.20%, 1/15/2033	1,050,000	1,062,264
5.05%, 7/15/2033	355,000	356,071
3.40%, 10/15/2052	1,505,000	1,067,982
5.75%, 1/15/2054	665,000	684,847
United States Cellular Corp. 6.70%, 12/15/2033	1,499,000	1,623,862
Vodafone Group plc (United Kingdom) 5.75%, 6/28/2054	1,000,000	1,003,692
		13,272,095
Total Corporate Bonds (Cost $1,431,288,808)		1,451,251,906
Mortgage-Backed Securities — 28.1%
FHLMC Gold Pools, 30 Year Pool # G60855, 4.50%, 12/1/2045	58,270	57,195
FHLMC Gold Pools, Other
Pool # WN1158, 1.80%, 11/1/2028	4,000,000	3,595,789
Pool # WN2203, 3.75%, 8/1/2032	1,200,000	1,132,494
Pool # WN3233, 3.19%, 7/1/2033	4,000,000	3,641,040
Pool # N31271, 4.50%, 1/1/2036	11,937	11,579
Pool # RE0003, 4.00%, 7/1/2049	2,148,785	2,023,667
Pool # RE6055, 2.50%, 8/1/2050	12,996,431	10,688,473
FHLMC UMBS, 20 Year Pool # SC0310, 2.00%, 8/1/2042	845,073	717,969
FHLMC UMBS, 30 Year
Pool # SI2041, 3.00%, 10/1/2049	13,420,029	11,887,249
Pool # QA5045, 4.00%, 11/1/2049	42,118	39,874

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # RA1983, 3.00%, 2/1/2050	3,827,207	3,399,744
Pool # QB1397, 2.50%, 7/1/2050	2,021,810	1,695,817
Pool # SD8089, 2.50%, 7/1/2050	4,025,046	3,409,250
Pool # QB1686, 2.50%, 8/1/2050	2,711,391	2,304,672
Pool # QB2772, 2.50%, 8/1/2050	2,162,922	1,830,201
Pool # SI2064, 3.00%, 8/1/2050	4,378,591	3,881,606
Pool # RA5422, 3.00%, 6/1/2051	7,818,418	6,888,272
Pool # QC7968, 2.50%, 10/1/2051	3,738,170	3,180,083
Pool # RA6228, 2.50%, 11/1/2051	4,712,090	3,988,419
Pool # RA6222, 3.00%, 11/1/2051	3,126,866	2,736,019
Pool # SD2968, 2.00%, 12/1/2051	6,084,217	4,941,489
Pool # RA6359, 2.50%, 12/1/2051	4,584,683	3,867,973
Pool # RA6617, 2.50%, 1/1/2052	6,444,794	5,471,427
Pool # RA6815, 2.50%, 2/1/2052	1,414,799	1,195,273
Pool # SD3770, 2.50%, 3/1/2052	2,155,332	1,820,923
Pool # SD2301, 3.50%, 3/1/2052	1,229,821	1,123,093
Pool # SD7554, 2.50%, 4/1/2052	6,534,692	5,553,771
Pool # QE1075, 3.00%, 4/1/2052	1,464,207	1,285,822
Pool # SD1464, 3.00%, 5/1/2052	950,764	831,367
Pool # RA7468, 4.00%, 6/1/2052	9,354,280	8,764,644
Pool # SD3781, 4.00%, 7/1/2052	4,758,162	4,459,474
Pool # SD1303, 4.50%, 7/1/2052	1,377,177	1,325,865
Pool # SD1189, 5.00%, 7/1/2052	8,248,983	8,120,584
Pool # SD1305, 5.00%, 7/1/2052	13,612,730	13,419,947
Pool # QE8520, 3.50%, 8/1/2052	13,429,592	12,194,481
Pool # SD4181, 3.50%, 8/1/2052	5,265,804	4,811,270
Pool # QE8091, 4.00%, 8/1/2052	1,599,952	1,499,433
Pool # SD1725, 4.00%, 10/1/2052	1,778,461	1,666,542
Pool # QF3433, 5.00%, 11/1/2052	1,880,439	1,860,177
Pool # RA8766, 5.00%, 3/1/2053	1,782,301	1,753,440
Pool # SD3567, 4.50%, 5/1/2053	3,585,430	3,450,457
Pool # SD3879, 5.00%, 5/1/2053	8,592,161	8,452,641
Pool # RA9669, 5.00%, 8/1/2053	3,666,757	3,601,138
Pool # RA9626, 5.50%, 8/1/2053	6,346,324	6,384,431
Pool # RJ1261, 5.00%, 4/1/2054	5,391,602	5,296,791
Pool # RJ1756, 4.50%, 6/1/2054	6,199,375	5,963,707
Pool # SD6729, 4.50%, 8/1/2054	9,904,882	9,525,877
Pool # RJ2912, 5.50%, 11/1/2054	7,000,000	7,008,559
Pool # RJ2914, 5.50%, 11/1/2054	11,000,000	11,036,449
FNMA / FHLMC UMBS, Single Family, 30 Year TBA, 6.00%, 12/25/2054 (k)	15,000,000	15,175,543
FNMA UMBS, 15 Year Pool # FM8445, 3.00%, 4/1/2033	2,572,252	2,515,991
FNMA UMBS, 20 Year Pool # MA3004, 4.00%, 5/1/2037	275,571	267,949
FNMA UMBS, 30 Year
Pool # AL2374, 4.00%, 12/1/2041	80,239	77,359
Pool # AL4244, 4.00%, 7/1/2042	92,195	88,883
Pool # BM1164, 3.50%, 12/1/2045	68,606	63,240
Pool # MA3073, 4.50%, 7/1/2047	15,806	15,446
Pool # BK4769, 5.00%, 8/1/2048	273,538	274,246
Pool # BN5013, 5.00%, 1/1/2049	101,580	101,740

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BO1073, 4.50%, 6/1/2049	12,880	12,463
Pool # BO3039, 3.00%, 7/1/2049	153,501	134,123
Pool # BN6475, 4.00%, 7/1/2049	7,524	7,125
Pool # BO2562, 4.00%, 7/1/2049	67,754	64,259
Pool # BO4519, 4.00%, 8/1/2049	3,383	3,197
Pool # BO2203, 3.50%, 9/1/2049	212,491	195,590
Pool # FS1186, 3.50%, 1/1/2050	1,548,612	1,407,243
Pool # FM3365, 3.00%, 3/1/2050	2,685,991	2,385,979
Pool # CA5702, 2.50%, 5/1/2050	1,193,731	1,016,401
Pool # CA6417, 3.00%, 7/1/2050	3,768,504	3,339,781
Pool # CA6587, 2.00%, 8/1/2050	1,922,768	1,562,113
Pool # CA6989, 2.50%, 9/1/2050	4,247,607	3,623,188
Pool # FM5179, 2.00%, 12/1/2050	13,885,811	11,296,594
Pool # BQ4516, 2.00%, 2/1/2051	7,565,126	6,109,342
Pool # CB0397, 3.00%, 5/1/2051	962,009	847,083
Pool # FS5384, 2.50%, 6/1/2051	5,420,526	4,610,907
Pool # BT2415, 2.50%, 7/1/2051	6,348,451	5,367,205
Pool # FM7957, 2.50%, 7/1/2051	14,147,035	12,040,839
Pool # CB1401, 3.00%, 8/1/2051	5,266,077	4,651,572
Pool # CB1406, 3.00%, 8/1/2051	13,121,768	11,554,082
Pool # CB1411, 3.00%, 8/1/2051	3,487,666	3,071,019
Pool # CB1684, 3.00%, 9/1/2051	8,906,789	7,847,095
Pool # BU0070, 2.50%, 10/1/2051	843,594	712,198
Pool # FM9198, 2.50%, 11/1/2051	5,887,298	4,997,059
Pool # FS5389, 2.50%, 11/1/2051	2,592,013	2,193,941
Pool # FS0009, 3.50%, 11/1/2051	2,877,291	2,622,324
Pool # FM9961, 3.00%, 12/1/2051	435,640	380,503
Pool # MA4494, 3.00%, 12/1/2051	3,744,373	3,289,976
Pool # FS4108, 4.00%, 12/1/2051	3,445,251	3,233,798
Pool # CB2637, 2.50%, 1/1/2052	420,254	355,595
Pool # FS0374, 2.50%, 1/1/2052	16,995,410	14,403,192
Pool # FS9472, 2.50%, 1/1/2052	6,069,502	5,135,507
Pool # BV0273, 3.00%, 1/1/2052	266,877	233,174
Pool # BV0492, 3.00%, 1/1/2052	3,643,301	3,208,012
Pool # CB2670, 3.00%, 1/1/2052	407,793	356,301
Pool # CB2869, 2.50%, 2/1/2052	8,473,646	7,135,704
Pool # MA4548, 2.50%, 2/1/2052	6,005,829	5,044,862
Pool # BV3930, 3.00%, 2/1/2052	529,568	463,715
Pool # BV0295, 3.50%, 2/1/2052	526,301	486,364
Pool # FS7119, 2.50%, 3/1/2052	6,456,822	5,476,392
Pool # FS7150, 2.50%, 3/1/2052	8,474,702	7,173,163
Pool # FS7942, 2.50%, 3/1/2052	8,140,397	6,903,156
Pool # FS0957, 3.00%, 3/1/2052	252,251	220,491
Pool # FS1954, 3.00%, 3/1/2052	1,610,002	1,434,300
Pool # FS4393, 3.00%, 3/1/2052	3,004,790	2,628,104
Pool # CB3132, 3.50%, 3/1/2052	2,737,872	2,485,053
Pool # FS1538, 3.00%, 4/1/2052	8,101,289	7,131,803
Pool # CB3378, 4.00%, 4/1/2052	2,949,070	2,763,338
Pool # CB3384, 4.00%, 4/1/2052	7,339,966	6,878,085

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BW6017, 3.50%, 5/1/2052	574,636	525,060
Pool # CB3504, 3.50%, 5/1/2052	13,258,774	12,074,304
Pool # CB3608, 3.50%, 5/1/2052	4,546,516	4,128,673
Pool # FS2588, 4.50%, 8/1/2052	1,496,622	1,440,859
Pool # FS3536, 4.50%, 8/1/2052	1,668,061	1,604,234
Pool # CB4830, 4.50%, 9/1/2052	1,379,706	1,326,896
Pool # FS3829, 4.50%, 9/1/2052	1,275,939	1,228,398
Pool # CB4624, 5.00%, 9/1/2052	7,806,603	7,693,131
Pool # CB4628, 5.00%, 9/1/2052	2,127,349	2,093,085
Pool # FS2982, 5.00%, 9/1/2052	2,748,947	2,707,644
Pool # BW7443, 4.50%, 10/1/2052	8,700,192	8,367,285
Pool # CB4837, 5.00%, 10/1/2052	1,453,603	1,443,781
Pool # BW1328, 5.00%, 11/1/2052	8,381,451	8,247,754
Pool # BX0627, 5.00%, 11/1/2052	1,821,941	1,800,903
Pool # CB5413, 4.00%, 12/1/2052	1,924,042	1,804,760
Pool # CB5428, 4.50%, 12/1/2052	1,932,053	1,868,290
Pool # BX3808, 5.00%, 3/1/2053	707,121	698,160
Pool # BX3811, 5.00%, 3/1/2053	1,535,264	1,511,164
Pool # CB5896, 5.00%, 3/1/2053	1,734,612	1,708,944
Pool # BX3824, 5.50%, 3/1/2053	338,363	339,186
Pool # CB5907, 5.50%, 3/1/2053	1,000,460	1,005,283
Pool # BY4714, 5.00%, 6/1/2053	3,092,444	3,036,363
Pool # BY4776, 5.00%, 7/1/2053	2,910,500	2,856,638
Pool # BY4736, 5.50%, 7/1/2053	2,724,225	2,730,855
Pool # BY7218, 5.00%, 9/1/2053	1,535,160	1,506,750
Pool # FS7420, 6.00%, 1/1/2054	3,252,670	3,300,524
Pool # DB3630, 5.50%, 6/1/2054	1,972,400	1,975,195
FNMA, Other
Pool # AM8846, 2.68%, 5/1/2025	134,064	132,530
Pool # AM0414, 2.87%, 9/1/2027	387,920	372,902
Pool # AN7560, 2.90%, 12/1/2027	176,880	168,548
Pool # BS8981, 5.04%, 2/1/2029	3,816,097	3,894,300
Pool # BL2367, 3.48%, 5/1/2029	519,951	498,629
Pool # BS6079, 3.52%, 7/1/2029	2,500,000	2,401,203
Pool # AN6730, 3.01%, 9/1/2029	1,965,729	1,846,998
Pool # BS6621, 3.50%, 9/1/2029	4,000,000	3,825,071
Pool # BS7011, 4.81%, 9/1/2029	2,949,672	2,973,809
Pool # BS8075, 5.00%, 9/1/2029	1,498,165	1,526,925
Pool # BZ1760, 4.82%, 11/1/2029	5,541,440	5,625,768
Pool # BS1577, 1.82%, 2/1/2030	835,535	735,645
Pool # BS6827, 4.19%, 5/1/2030	897,830	885,056
Pool # BS4878, 2.44%, 6/1/2030	579,477	523,075
Pool # BS8846, 4.09%, 7/1/2030	2,500,000	2,452,241
Pool # BS9022, 4.46%, 7/1/2030	2,640,000	2,628,782
Pool # 387898, 3.71%, 8/1/2030	724,000	691,691
Pool # BS6088, 4.04%, 8/1/2030	4,615,000	4,484,324
Pool # BS5171, 2.51%, 10/1/2030	1,925,000	1,728,051
Pool # BS5985, 3.99%, 11/1/2030	421,144	409,867
Pool # BS8033, 4.43%, 11/1/2030	3,090,000	3,079,029

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS8306, 4.52%, 12/1/2030	2,956,112	2,958,921
Pool # BS9296, 4.80%, 12/1/2030	2,505,000	2,543,450
Pool # BL9645, 1.50%, 1/1/2031	100,000	83,936
Pool # BL9627, 1.56%, 1/1/2031	500,000	421,296
Pool # BS1731, 1.82%, 1/1/2031	944,959	815,357
Pool # BS1304, 1.54%, 3/1/2031	1,500,000	1,251,176
Pool # BS2422, 1.67%, 7/1/2031	1,200,000	1,000,429
Pool # BS2898, 1.56%, 9/1/2031	1,000,000	825,592
Pool # BS4116, 2.28%, 10/1/2031	757,444	656,287
Pool # BZ2139, 4.00%, 10/1/2031	11,300,000	10,935,154
Pool # BS3612, 1.93%, 11/1/2031	1,500,000	1,262,705
Pool # BM6857, 1.83%, 12/1/2031 (i)	23,381,323	19,647,513
Pool # BS4505, 1.93%, 1/1/2032	8,000,000	6,776,636
Pool # BS4563, 2.01%, 1/1/2032	1,100,000	933,381
Pool # BS3464, 2.03%, 1/1/2032	1,112,000	945,182
Pool # BS4709, 2.22%, 2/1/2032	2,000,000	1,702,756
Pool # BM7037, 1.76%, 3/1/2032 (i)	1,098,228	913,665
Pool # BS4654, 2.39%, 3/1/2032	1,423,997	1,237,743
Pool # BL6367, 1.82%, 4/1/2032	320,140	269,129
Pool # BS5130, 2.55%, 4/1/2032	476,578	420,861
Pool # BS5463, 3.34%, 5/1/2032	1,720,781	1,595,768
Pool # BS5597, 3.59%, 5/1/2032	1,175,000	1,098,104
Pool # BS5195, 2.80%, 6/1/2032	2,028,388	1,805,854
Pool # BS5875, 3.66%, 6/1/2032	2,086,151	1,958,720
Pool # BZ2225, 4.83%, 7/1/2032 ‡ (k)	2,000,000	2,007,714
Pool # BS6301, 3.67%, 8/1/2032	945,000	888,712
Pool # BS6385, 3.89%, 8/1/2032	2,413,333	2,313,306
Pool # BS6448, 3.93%, 8/1/2032	1,550,000	1,485,543
Pool # BS6502, 3.41%, 9/1/2032	2,916,161	2,702,031
Pool # BS6335, 3.75%, 9/1/2032	1,027,416	976,401
Pool # BS6339, 3.80%, 9/1/2032	1,056,986	1,002,437
Pool # BS6347, 4.03%, 9/1/2032	350,000	333,290
Pool # BM6466, 1.33%, 10/1/2032 (i)	11,795,863	9,380,819
Pool # BS6417, 3.83%, 10/1/2032	2,576,662	2,449,986
Pool # BS6951, 3.90%, 10/1/2032	13,290,000	12,663,710
Pool # BS6759, 3.97%, 10/1/2032	878,853	846,036
Pool # BZ1174, 5.33%, 10/1/2032	9,973,116	10,380,521
Pool # BL8708, 1.40%, 11/1/2032	200,000	158,246
Pool # BM6491, 1.46%, 11/1/2032 (i)	13,820,030	11,117,080
Pool # BS6995, 4.18%, 11/1/2032	1,015,000	988,294
Pool # BS6849, 4.23%, 11/1/2032	777,447	761,059
Pool # BS6815, 4.71%, 11/1/2032	1,283,000	1,293,232
Pool # BS6994, 4.85%, 11/1/2032	661,000	672,696
Pool # BS7203, 4.98%, 11/1/2032	1,249,000	1,277,086
Pool # BS7095, 4.80%, 12/1/2032	1,023,597	1,038,214
Pool # BM6552, 1.56%, 1/1/2033 (i)	19,711,656	15,950,424
Pool # BS7663, 4.71%, 1/1/2033	1,981,324	1,997,739
Pool # AN8257, 3.26%, 2/1/2033	936,028	859,821
Pool # BS7671, 4.76%, 2/1/2033	2,177,000	2,202,546

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BS8334, 4.71%, 3/1/2033	2,368,369	2,381,262
Pool # BS1636, 2.25%, 4/1/2033	1,138,043	961,607
Pool # BS7740, 4.11%, 4/1/2033	2,000,000	1,930,203
Pool # BS8277, 4.39%, 4/1/2033	3,014,000	2,970,985
Pool # BS8157, 4.51%, 4/1/2033	2,750,000	2,733,813
Pool # BS8256, 4.53%, 4/1/2033	2,000,000	1,978,612
Pool # BS8055, 4.71%, 4/1/2033	1,500,000	1,512,225
Pool # BS8250, 4.51%, 5/1/2033	1,730,741	1,722,120
Pool # BS8152, 4.55%, 5/1/2033	2,000,000	1,993,581
Pool # BS8703, 4.48%, 6/1/2033	3,000,000	2,976,138
Pool # AN6000, 3.21%, 7/1/2033	942,300	857,358
Pool # AN9725, 3.76%, 7/1/2033	98,576	93,489
Pool # BS8883, 4.58%, 7/1/2033	2,558,000	2,554,726
Pool # BS9146, 4.35%, 8/1/2033	2,000,000	1,965,413
Pool # BS2496, 1.88%, 9/1/2033	25,000,000	20,216,506
Pool # BS6038, 3.98%, 9/1/2033	2,085,000	1,971,747
Pool # BS8897, 4.55%, 9/1/2033	3,115,000	3,106,421
Pool # BS9616, 4.79%, 9/1/2033	1,203,000	1,213,590
Pool # BS9470, 4.45%, 10/1/2033	3,000,000	2,962,322
Pool # BS9182, 4.52%, 10/1/2033	1,216,000	1,206,958
Pool # BS9310, 4.64%, 10/1/2033	1,718,898	1,723,678
Pool # BS4197, 2.14%, 12/1/2033	491,351	410,211
Pool # BZ0419, 4.25%, 1/1/2034	5,000,000	4,872,997
Pool # BZ0410, 4.52%, 1/1/2034	10,440,000	10,361,908
Pool # BZ0430, 4.32%, 2/1/2034	3,625,000	3,549,317
Pool # BZ0420, 4.60%, 2/1/2034	20,000,000	19,964,606
Pool # BZ0401, 4.52%, 3/1/2034	15,000,000	14,880,371
Pool # BL3625, 2.89%, 9/1/2034	2,107,000	1,832,171
Pool # BL3756, 2.92%, 9/1/2034	4,987,279	4,378,280
Pool # BS6427, 3.75%, 9/1/2034	1,010,000	941,727
Pool # BL3772, 2.92%, 10/1/2034	689,584	608,698
Pool # BZ2226, 4.46%, 11/1/2034	9,381,406	9,236,977
Pool # BS5018, 2.88%, 10/1/2035	750,000	632,490
Pool # AN7345, 3.21%, 11/1/2037	605,056	533,793
Pool # MA1072, 3.50%, 5/1/2042	8,065	7,474
Pool # BF0163, 5.00%, 11/1/2046	7,040,602	7,014,805
Pool # BF0533, 2.50%, 11/1/2050	1,115,365	943,829
Pool # BF0230, 5.50%, 1/1/2058	349,696	360,315
Pool # BF0300, 4.00%, 8/1/2058	5,135,027	4,854,935
Pool # BF0400, 4.00%, 8/1/2059	573,361	535,719
Pool # BF0440, 3.00%, 1/1/2060	4,731,291	4,093,961
Pool # BF0497, 3.00%, 7/1/2060	62,587	53,575
Pool # BF0520, 3.00%, 1/1/2061	2,816,665	2,428,427
Pool # BF0560, 2.50%, 9/1/2061	879,926	720,395
Pool # BF0562, 3.50%, 9/1/2061	770,883	686,572
Pool # BF0583, 4.00%, 12/1/2061	799,390	742,126
Pool # BF0586, 5.00%, 12/1/2061	776,532	765,786
Pool # BF0617, 2.50%, 3/1/2062	2,934,202	2,402,227
Pool # BF0759, 2.50%, 5/1/2062	7,459,436	6,107,013

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # BF0677, 4.00%, 9/1/2062	2,709,937	2,515,764
FNMA/FHLMC UMBS, Single Family, 30 Year
TBA, 4.50%, 12/25/2054 (k)	75,500,000	72,493,075
TBA, 5.00%, 12/25/2054 (k)	60,000,000	58,871,348
TBA, 5.50%, 12/25/2054 (k)	58,000,000	57,928,812
TBA, 2.50%, 1/25/2055 (k)	80,640,000	67,536,891
TBA, 3.00%, 1/25/2055 (k)	40,655,000	35,458,359
TBA, 5.50%, 1/25/2055 (k)	60,000,000	59,905,264
GNMA I, 30 Year
Pool # 783473, 3.50%, 11/15/2041	3,958,856	3,723,957
Pool # CO1928, 5.50%, 10/15/2052	1,194,633	1,239,989
Pool # CR2369, 6.00%, 1/15/2053	1,774,048	1,891,053
GNMA II
Pool # CE9366, ARM, 5.37%, 10/20/2071 (i)	5,024,836	5,163,955
Pool # CH4945, ARM, 5.39%, 10/20/2071 (i)	6,443,280	6,622,402
Pool # CH7776, ARM, 5.48%, 10/20/2071 (i)	6,149,138	6,349,720
Pool # CJ7125, ARM, 5.54%, 10/20/2071 (i)	457,098	472,761
Pool # CJ7141, ARM, 5.47%, 11/20/2071 (i)	441,908	455,788
Pool # CE9384, ARM, 5.52%, 11/20/2071 (i)	766,025	792,760
Pool # CE5557, ARM, 5.65%, 11/20/2071 (i)	106,840	111,047
Pool # CK7234, ARM, 5.43%, 2/20/2072 (i)	6,345,396	6,543,404
Pool # CK2792, ARM, 5.64%, 3/20/2072 (i)	827,220	862,097
Pool # CO0363, ARM, 5.82%, 7/20/2072 (i)	795,523	838,010
GNMA II, 30 Year
Pool # AJ9020, 4.50%, 10/20/2044	31,970	30,960
Pool # BB3525, 4.00%, 9/20/2047	20,966	19,842
Pool # AY2413, 4.25%, 10/20/2048	1,459,420	1,395,197
Pool # BJ9820, 4.20%, 1/20/2049	1,027,836	966,300
Pool # BM2418, 4.00%, 8/20/2049	13,922	13,345
Pool # BN7049, 4.50%, 8/20/2049	122,393	119,496
Pool # BP7160, 4.50%, 9/20/2049	64,366	64,382
Pool # CH1162, 3.50%, 6/20/2050	214,859	203,753
Pool # CB8492, 3.50%, 1/20/2051	1,595,102	1,527,685
Pool # CB8531, 3.50%, 2/20/2051	701,108	659,350
Pool # CC9803, 4.00%, 4/20/2051	210,073	198,649
Pool # MA7534, 2.50%, 8/20/2051	3,920,943	3,352,294
Pool # CH1291, 3.50%, 9/20/2051	883,471	813,539
Pool # CH1293, 3.50%, 9/20/2051	2,521,520	2,367,403
Pool # CH1292, 3.50%, 10/20/2051	1,016,307	943,069
Pool # MA7705, 2.50%, 11/20/2051	5,425,865	4,634,331
Pool # CH7863, 3.50%, 12/20/2051	644,361	592,422
Pool # CI2080, 3.50%, 12/20/2051	772,075	696,751
Pool # CH0876, 3.00%, 1/20/2052	94,303	83,596
Pool # CH0877, 3.00%, 1/20/2052	262,422	232,625
Pool # CH0878, 3.00%, 1/20/2052	263,638	233,700
Pool # CJ3916, 3.00%, 1/20/2052	702,746	638,101
Pool # CK2608, 3.00%, 1/20/2052	432,351	384,020
Pool # CK4909, 3.00%, 1/20/2052	94,223	83,523
Pool # CK4916, 3.00%, 1/20/2052	190,108	168,519

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Mortgage-Backed Securities — continued
Pool # CJ8184, 3.50%, 1/20/2052	580,687	531,066
Pool # CK4918, 3.50%, 1/20/2052	69,254	63,615
Pool # CK7137, 4.00%, 1/20/2052	430,375	399,589
Pool # CK2667, 3.00%, 2/20/2052	564,459	500,317
Pool # CK2672, 3.50%, 2/20/2052	568,438	521,794
Pool # CM2154, 3.00%, 3/20/2052	732,849	648,194
Pool # CM2278, 3.50%, 4/20/2052	809,885	743,346
Pool # CO4826, 5.00%, 6/20/2052	542,724	535,060
Pool # CO4847, 5.00%, 7/20/2052	825,932	814,269
Pool # MA8200, 4.00%, 8/20/2052	1,706,074	1,604,808
Pool # CO1924, 4.50%, 10/20/2052	1,167,477	1,163,620
Pool # CP8517, 4.50%, 10/20/2052	966,894	923,900
Pool # CO1925, 5.00%, 10/20/2052	969,666	990,692
Pool # MA8423, 2.50%, 11/20/2052 (k)	16,404,883	14,029,279
Pool # CO8957, 5.00%, 12/20/2052	6,503,397	6,363,052
Pool # 786842, 4.00%, 4/20/2053	8,651,570	8,033,695
Pool # CS4305, 5.50%, 6/20/2053	2,322,808	2,330,166
Pool # CV0175, 6.50%, 6/20/2053	986,578	1,030,358
Pool # CS4391, 5.50%, 7/20/2053	2,852,754	2,861,792
Pool # CW7288, 6.50%, 9/20/2053	1,107,209	1,142,555
Pool # DD2409, 6.50%, 6/20/2054	2,091,047	2,140,545
GNMA II, Other Pool # 787496, 6.00%, 7/20/2064	6,003,742	6,015,496
GNMA II, Single Family, 30 Year
TBA, 5.00%, 12/15/2054 (k)	31,025,000	30,574,268
TBA, 5.50%, 12/15/2054 (k)	11,000,000	11,009,606
Total Mortgage-Backed Securities (Cost $1,341,302,604)		1,346,709,134
Asset-Backed Securities — 14.6%
ACC Trust Series 2022-1, Class C, 3.24%, 10/20/2025 (a)	1,000,000	359,773
ACHV ABS TRUST
Series 2023-1PL, Class C, 7.42%, 3/18/2030 (a)	844,909	847,333
Series 2023-2PL, Class C, 7.27%, 5/20/2030 (a)	2,128,747	2,135,064
Series 2023-3PL, Class C, 7.35%, 8/19/2030 (a)	1,750,000	1,760,961
ACM Auto Trust Series 2023-2A, Class A, 7.97%, 6/20/2030 (a)	728,989	733,135
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class B, 6.12%, 12/18/2037 (a) (i)	250,000	243,173
Air Canada Pass-Through Trust (Canada) Series 2017-1, Class AA, 3.30%, 1/15/2030 (a)	346,400	322,855
Ajax Mortgage Loan Trust Series 2021-G, Class A, 1.87%, 6/25/2061 (a) (i)	4,444,446	4,313,545
American Airlines Pass-Through Trust Series 2015-2, Class A, 4.00%, 9/22/2027	161,275	154,540
American Credit Acceptance Receivables Trust
Series 2023-3, Class A, 6.00%, 3/12/2027 (a)	105,827	105,873
Series 2022-2, Class E, 6.57%, 6/13/2028 (a)	300,000	300,301
Series 2022-3, Class D, 5.83%, 10/13/2028 (a)	506,000	508,451
Series 2023-3, Class D, 6.82%, 10/12/2029 (a)	1,955,000	2,000,359
American Homes 4 Rent Trust
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (a)	150,000	149,738
Series 2015-SFR1, Class F, 5.89%, 4/17/2052 (a)	400,000	399,080
Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)	86,126	85,395
AMSR Trust
Series 2023-SFR2G, Class G1, 4.50%, 8/19/2028 ‡	3,000,000	2,413,998

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2020-SFR2, Class E2, 4.28%, 7/17/2037 (a)	675,000	668,383
Series 2020-SFR3, Class E1, 2.56%, 9/17/2037 (a)	2,082,000	2,029,415
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (a)	350,000	341,412
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)	1,222,577	1,188,763
Series 2020-SFR5, Class D, 2.18%, 11/17/2037 (a)	3,000,000	2,913,308
Series 2020-SFR4, Class E2, 2.46%, 11/17/2037 (a)	425,000	411,235
Series 2020-SFR5, Class F, 2.69%, 11/17/2037 (a)	1,500,000	1,455,309
Series 2021-SFR3, Class C, 1.80%, 10/17/2038 (a)	1,900,000	1,784,614
Series 2021-SFR4, Class F1, 3.16%, 12/17/2038 (a)	6,000,000	5,550,856
Series 2022-SFR1, Class F, 6.02%, 3/17/2039 (a)	750,000	727,403
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (a)	2,120,000	2,030,731
Series 2022-SFR3, Class E1, 4.00%, 10/17/2039 (a)	1,400,000	1,327,250
Series 2022-SFR3, Class E2, 4.00%, 10/17/2039 (a)	3,504,000	3,295,647
Series 2022-SFR3, Class F, 4.00%, 10/17/2039 (a)	7,000,000	6,429,335
Series 2023-SFR1, Class E2, 4.00%, 4/17/2040 (a)	2,505,000	2,303,924
Series 2023-SFR1, Class F, 4.00%, 4/17/2040 (a)	7,750,000	6,966,440
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (a)	3,300,000	3,049,399
Aqua Finance Trust
Series 2019-A, Class B, 3.47%, 7/16/2040 (a)	142,622	137,877
Series 2019-A, Class D, 6.07%, 7/16/2040 (a)	2,907,520	2,841,827
Series 2020-AA, Class D, 7.15%, 7/17/2046 (a)	3,223,857	3,128,786
Avis Budget Rental Car Funding AESOP LLC
Series 2020-1A, Class D, 3.34%, 8/20/2026 (a)	7,000,000	6,874,402
Series 2024-2A, Class C, 6.01%, 10/20/2028 (a)	1,200,000	1,197,275
Bastion Funding I LLC Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (a)	2,168,547	2,166,203
BG Beta Ltd. (Cayman Islands)
7.12%, 7/16/2054 ‡	3,880,500	3,921,098
7.12%, 7/16/2054 ‡	4,079,500	4,100,305
Bridge Trust Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (a)	7,364,270	7,221,270
Bridgecrest Lending Auto Securitization Trust
Series 2023-1, Class C, 7.10%, 8/15/2029	5,000,000	5,161,057
Series 2024-3, Class D, 5.83%, 5/15/2030	3,937,000	3,987,502
Business Jet Securities LLC
Series 2024-2A, Class B, 5.75%, 9/15/2039 ‡ (a)	14,412,090	14,218,293
Series 2024-2A, Class C, 7.97%, 9/15/2039 ‡ (a)	1,523,103	1,510,274
BXG Receivables Note Trust
Series 2020-A, Class C, 4.22%, 2/28/2036 (a)	1,626,916	1,549,998
Series 2022-A, Class A, 4.12%, 9/28/2037 (a)	3,516,530	3,445,893
Series 2023-A, Class C, 7.38%, 11/15/2038 (a)	1,757,783	1,758,934
CarMax Auto Owner Trust Series 2023-4, Class A3, 6.00%, 7/17/2028	725,000	738,916
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	3,500,000	3,434,124
Series 2023-P2, Class A4, 5.38%, 3/12/2029 (a)	2,000,000	2,023,958
Series 2023-P3, Class A4, 5.71%, 7/10/2029 (a)	709,000	724,031
Series 2023-N3, Class C, 6.55%, 12/10/2029 (a)	3,489,000	3,570,796
Cascade MH Asset Trust
Series 2019-MH1, Class B, 5.00%, 11/25/2044 ‡ (a) (i)	401,843	364,913
Series 2021-MH1, Class A1, 1.75%, 2/25/2046 (a)	703,766	625,952
Series 2022-MH1, Class M, 4.25%, 8/25/2054 ‡ (a) (j)	890,562	709,571

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2024-MH1, Class B1, 7.50%, 11/25/2056 (a) (i)	2,402,000	2,477,829
Series 2024-MH1, Class B2, 8.22%, 11/25/2056 (a) (i)	2,414,000	2,384,019
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (a)	825,000	832,053
CoreVest American Finance Trust
Series 2019-1, Class E, 5.70%, 3/15/2052 (a) (i)	551,000	530,534
Series 2019-2, Class E, 5.33%, 6/15/2052 (a) (i)	1,043,000	942,822
Series 2019-3, Class E, 4.85%, 10/15/2052 (a) (i)	570,000	501,679
CPS Auto Receivables Trust
Series 2022-D, Class D, 8.73%, 1/16/2029 (a)	1,000,000	1,050,057
Series 2023-A, Class D, 6.44%, 4/16/2029 (a)	723,000	736,191
Series 2023-D, Class C, 7.17%, 1/15/2030 (a)	4,100,000	4,219,007
Series 2022-C, Class C, 5.28%, 4/15/2030 (a)	1,000,000	1,001,818
Credit Acceptance Auto Loan Trust
Series 2021-4, Class A, 1.26%, 10/15/2030 (a)	3,054	3,050
Series 2022-3A, Class D, 9.00%, 4/18/2033 (a)	1,000,000	1,030,349
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	1,675,000	1,739,183
Series 2023-2A, Class C, 7.15%, 9/15/2033 (a)	1,500,000	1,544,926
Series 2023-3A, Class C, 7.62%, 12/15/2033 (a)	2,700,000	2,814,903
Series 2023-5A, Class C, 7.30%, 4/17/2034 (a)	4,820,000	5,004,000
7.68%, 4/17/2034 ‡	5,000,000	5,008,500
Credit One Ltd., 6.47%, 2/25/2029 ‡ (a)	5,000,000	5,030,500
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	250,000	239,158
Diamond Resorts Owner Trust
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	111,388	108,362
Series 2021-1A, Class D, 3.83%, 11/21/2033 (a)	97,709	94,858
DLLAA LLC Series 2023-1A, Class A3, 5.64%, 2/22/2028 (a)	1,265,000	1,284,470
DP Lion Holdco LLC Series 2023-1A, Class B, 12.73%, 11/30/2043 ‡	1,358,375	1,390,297
Drive Auto Receivables Trust Series 2024-2, Class D, 4.94%, 5/17/2032	5,800,000	5,722,389
DT Auto Owner Trust
Series 2022-3A, Class C, 7.69%, 7/17/2028 (a)	1,350,000	1,370,039
Series 2023-1A, Class D, 6.44%, 11/15/2028 (a)	1,440,000	1,463,259
Series 2023-2A, Class D, 6.62%, 2/15/2029 (a)	1,600,000	1,636,438
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class C, 2.09%, 8/27/2035 (a)	241,418	225,840
Series 2021-A, Class D, 3.32%, 8/27/2035 (a)	86,221	79,734
Energy Assets, 8.11%, 8/25/2044 ‡	1,542,710	1,556,351
Exeter Automobile Receivables Trust
Series 2023-2A, Class C, 5.75%, 7/17/2028	969,000	974,920
Series 2022-3A, Class D, 6.76%, 9/15/2028	1,000,000	1,015,354
Series 2022-5A, Class D, 7.40%, 2/15/2029	1,000,000	1,026,369
Series 2022-6A, Class D, 8.03%, 4/6/2029	1,291,000	1,345,322
Series 2023-4A, Class D, 6.95%, 12/17/2029	1,205,000	1,240,974
Series 2024-2A, Class D, 5.92%, 2/15/2030	5,370,000	5,439,002
Series 2022-4A, Class E, 8.23%, 3/15/2030 (a)	1,000,000	1,020,351
Series 2024-1A, Class D, 5.84%, 6/17/2030	9,486,000	9,604,993
Series 2023-4A, Class E, 9.57%, 2/18/2031 (a)	1,120,000	1,202,244
FHF Issuer Trust
Series 2023-2A, Class B, 7.49%, 11/15/2029 (a)	4,550,000	4,781,900
Series 2024-1A, Class B, 6.26%, 3/15/2030 (a)	807,000	825,259

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FHF Trust Series 2022-2A, Class A, 6.14%, 12/15/2027 (a)	417,903	420,298
First Investors Auto Owner Trust
Series 2021-2A, Class C, 1.47%, 11/15/2027 (a)	2,662,000	2,594,370
Series 2023-1A, Class C, 6.81%, 12/17/2029 (a)	1,300,000	1,346,840
FirstKey Homes Trust
Series 2020-SFR1, Class H, PO, 8/17/2037 ‡ (a)	7,656,000	7,257,617
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (a)	2,300,000	2,243,291
Series 2020-SFR1, Class F1, 3.64%, 8/17/2037 (a)	2,201,000	2,158,783
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (a)	8,800,000	8,551,493
Series 2020-SFR2, Class F1, 3.02%, 10/19/2037 (a)	1,000,000	973,978
Series 2020-SFR2, Class F2, 3.12%, 10/19/2037 (a)	560,000	545,169
Series 2022-SFR3, Class F1, PO, 7/17/2038 ‡ (a)	7,000,000	6,219,781
Series 2022-SFR3, Class F2, PO, 7/17/2038 ‡ (a)	3,000,000	2,655,172
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (a)	1,250,000	1,204,298
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (a)	4,500,000	4,288,875
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (a)	500,000	472,219
Series 2021-SFR1, Class F1, 3.24%, 8/17/2038 (a)	1,668,000	1,572,082
Series 2021-SFR1, Class F2, 3.45%, 8/17/2038 (a)	4,712,000	4,429,179
Series 2021-SFR1, Class F3, 3.69%, 8/17/2038 (a)	5,000,000	4,703,874
Series 2021-SFR2, Class E1, 2.26%, 9/17/2038 (a)	635,000	598,495
Series 2021-SFR2, Class E2, 2.36%, 9/17/2038 (a)	814,000	765,664
Series 2021-SFR2, Class F2, 3.16%, 9/17/2038 (a)	7,886,000	7,302,419
Series 2022-SFR1, Class F1, PO, 5/19/2039 ‡ (a)	6,000,000	5,010,320
Series 2022-SFR1, Class F2, PO, 5/19/2039 ‡ (a)	2,600,000	2,140,471
Series 2022-SFR1, Class E1, 5.00%, 5/19/2039 (a)	3,165,000	3,075,211
Series 2022-SFR1, Class E2, 5.00%, 5/19/2039 (a)	3,094,000	2,989,123
Series 2022-SFR2, Class E2, 4.50%, 7/17/2039 (a)	492,000	470,698
Series 2022-SFR2, Class F1, 4.50%, 7/17/2039 (a)	6,600,000	6,276,287
Series 2022-SFR2, Class F2, 4.50%, 7/17/2039 (a)	3,000,000	2,835,732
Series 2022-SFR2, Class G, 4.50%, 7/17/2039 (a)	4,710,000	4,372,627
Flagship Credit Auto Trust
Series 2020-4, Class D, 2.18%, 2/16/2027 (a)	280,000	274,794
Series 2021-4, Class C, 1.96%, 12/15/2027 (a)	500,000	485,436
Series 2023-2, Class C, 5.81%, 5/15/2029 (a)	535,000	538,817
FMC GMSR Issuer Trust
Series 2021-GT1, Class B, 4.36%, 7/25/2026 (a) (i)	1,900,000	1,738,650
Series 2024-SAT1, Class A, 6.50%, 3/26/2027 (a) (i)	6,900,000	6,869,266
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (a)	7,000,000	6,943,005
Series 2022-GT1, Class B, 7.17%, 4/25/2027 (a)	600,000	586,479
Series 2022-GT2, Class B, 10.07%, 7/25/2027 (a)	1,000,000	1,014,651
Foundation Finance Trust
Series 2020-1A, Class B, 4.62%, 7/16/2040 (a)	300,000	298,069
Series 2020-1A, Class C, 5.75%, 7/16/2040 (a)	1,450,000	1,444,405
Series 2021-1A, Class C, 2.99%, 5/15/2041 (a)	378,460	352,750
Series 2023-1A, Class D, 9.18%, 12/15/2043 (a)	1,747,656	1,866,054
Series 2024-1A, Class C, 6.53%, 12/15/2049 (a)	610,000	622,961
FREED ABS Trust
Series 2022-1FP, Class D, 3.35%, 3/19/2029 (a)	522,881	519,836
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (a)	276,541	277,485

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
FRTKL Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	1,000,000	936,886
FW Energy Asset Issuer LLC, 7.15%, 8/25/2044 ‡	4,708,594	4,745,090
GLS Auto Receivables Issuer Trust
Series 2022-1A, Class D, 3.97%, 1/18/2028 (a)	4,000,000	3,946,489
Series 2021-2A, Class E, 2.87%, 5/15/2028 (a)	1,500,000	1,461,357
Series 2023-2A, Class E, 9.37%, 1/15/2030 (a)	2,000,000	2,125,179
Series 2023-1A, Class E, 11.42%, 3/15/2030 (a)	1,500,000	1,668,601
GLS Auto Select Receivables Trust
Series 2023-1A, Class A2, 6.27%, 8/16/2027 (a)	1,118,927	1,124,092
Series 2024-1A, Class B, 5.32%, 3/15/2030 (a)	1,000,000	1,003,272
Series 2024-1A, Class C, 5.69%, 3/15/2030 (a)	300,000	302,171
Series 2024-1A, Class D, 6.43%, 1/15/2031 (a)	705,000	720,354
Hertz Vehicle Financing LLC Series 2023-3A, Class A, 5.94%, 2/25/2028 (a)	1,397,000	1,420,912
HGI CRE CLO Ltd. (Cayman Islands)
Series 2022-FL3, Class B, 7.40%, 4/20/2037 (a) (i)	1,000,000	1,000,205
Series 2022-FL3, Class E, 9.10%, 4/20/2037 (a) (i)	663,500	658,412
Hilton Grand Vacations Trust
Series 2022-1D, Class D, 6.79%, 6/20/2034 (a)	163,243	158,897
Series 2022-2A, Class D, 8.73%, 1/25/2037 (a)	295,826	298,228
Series 2020-AA, Class C, 6.42%, 2/25/2039 (a)	115,139	115,620
Series 2024-1B, Class D, 8.85%, 9/15/2039 (a)	3,814,506	3,901,205
HIN Timeshare Trust
Series 2020-A, Class D, 5.50%, 10/9/2039 (a)	428,529	409,723
Series 2020-A, Class E, 6.50%, 10/9/2039 (a)	1,232,021	1,165,145
HINNT LLC
Series 2022-A, Class D, 6.50%, 5/15/2041 (a)	396,231	385,242
Series 2022-A, Class E, 8.00%, 5/15/2041 (a)	1,551,542	1,504,745
Series 2024-A, Class D, 7.00%, 3/15/2043 (a)	1,995,372	1,953,603
Series 2024-A, Class E, 8.00%, 3/15/2043 (a)	2,162,983	2,058,110
Home Partners of America Trust
Series 2021-2, Class D, 2.65%, 12/17/2026 (a)	9,605,623	9,006,476
Series 2021-2, Class F, 3.80%, 12/17/2026 (a)	10,278,017	9,572,545
Series 2022-1, Class D, 4.73%, 4/17/2039 (a)	945,928	922,330
Series 2019-2, Class A, 2.70%, 10/19/2039 (a)	3,369,822	3,195,696
Series 2021-3, Class D, 3.00%, 1/17/2041 (a)	3,815,868	3,418,759
Invitation Homes Trust
Series 2024-SFR1, Class B, 4.00%, 9/17/2041 (a)	4,195,000	3,953,338
Series 2024-SFR1, Class E, 4.50%, 9/17/2041 (a)	5,580,000	5,100,960
John Deere Owner Trust Series 2023-B, Class A4, 5.11%, 5/15/2030	2,200,000	2,220,082
Jonah Energy Abs LLC
Series 2024-1A, Class B, 11.24%, 8/10/2039 ‡	6,741,239	6,763,485
Series 2022-1, Class C, 12.66%, 8/10/2039 ‡	8,000,000	7,980,000
Lending Funding Trust
Series 2020-2A, Class A, 2.32%, 4/21/2031 (a)	3,750,000	3,594,217
Series 2020-2A, Class D, 6.77%, 4/21/2031 (a)	4,000,000	3,874,324
Lendingpoint Asset Securitization Trust Series 2022-A, Class D, 4.54%, 6/15/2029 (a)	887,826	617,638
Lendmark Funding Trust
Series 2021-1A, Class A, 1.90%, 11/20/2031 (a)	844,000	793,260
Series 2021-1A, Class D, 5.05%, 11/20/2031 (a)	2,870,000	2,622,272

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2021-2A, Class B, 2.37%, 4/20/2032 (a)	1,545,000	1,403,572
Series 2021-2A, Class D, 4.46%, 4/20/2032 (a)	8,300,000	7,308,249
Series 2022-1A, Class E, 7.58%, 7/20/2032 ‡ (a)	5,000,000	4,973,608
Series 2023-1A, Class D, 8.69%, 5/20/2033 (a)	530,000	535,807
Series 2024-2A, Class E, 8.47%, 2/21/2034 (a)	3,553,000	3,487,426
LP LMS Asset Securitization Trust
Series 2023-1A, Class B, 7.48%, 10/17/2033 (a)	1,500,000	1,495,967
Series 2023-1A, Class A, 8.18%, 10/17/2033 (a)	159,094	159,422
Mariner Finance issuance Trust Series 2024-BA, Class E, 8.80%, 11/20/2038 ‡ (a)	6,480,000	6,588,686
Mariner Finance Issuance Trust
Series 2020-AA, Class D, 5.75%, 8/21/2034 (a)	2,070,000	2,069,084
Series 2023-AA, Class E, 11.12%, 10/22/2035 (a)	1,500,000	1,548,952
Series 2021-AA, Class B, 2.33%, 3/20/2036 (a)	1,300,000	1,213,522
Series 2021-AA, Class C, 2.96%, 3/20/2036 (a)	370,000	345,541
Series 2021-AA, Class D, 3.83%, 3/20/2036 (a)	651,000	612,950
Series 2021-AA, Class E, 5.40%, 3/20/2036 (a)	6,040,000	5,605,832
Series 2021-BA, Class E, 4.68%, 11/20/2036 (a)	7,815,000	6,962,863
Marlette Funding Trust
Series 2023-1A, Class C, 7.20%, 4/15/2033 (a)	980,000	997,245
Series 2023-2A, Class C, 6.96%, 6/15/2033 (a)	375,000	381,046
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (a)	2,916,018	2,956,178
Mercury Financial Credit Card Master Trust
Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	2,584,000	2,588,321
Series 2024-2A, Class A, 6.56%, 7/20/2029 (a)	5,785,000	5,844,959
MNR ABS Issuer I LLC, 12.44%, 12/15/2038 ‡	3,215,326	3,295,709
MVW LLC
Series 2020-1A, Class C, 4.21%, 10/20/2037 (a)	67,928	66,724
Series 2020-1A, Class D, 7.14%, 10/20/2037 (a)	679,275	671,699
Series 2019-2A, Class B, 2.44%, 10/20/2038 (a)	31,177	30,215
Series 2023-1A, Class C, 6.54%, 10/20/2040 (a)	1,712,087	1,721,851
Series 2022-2A, Class C, 7.62%, 10/21/2041 (a)	478,751	490,294
Series 2022-2A, Class D, 9.00%, 10/21/2041 (a)	1,162,407	1,171,456
MVW Owner Trust Series 2019-1A, Class C, 3.33%, 11/20/2036 (a)	18,159	17,882
New Residential Mortgage LLC Series 2020-FNT1, Class A, 5.44%, 6/25/2025 (a)	1,201,332	1,197,016
New Residential Mortgage Loan Trust
Series 2022-SFR1, Class D, 3.30%, 2/17/2039 (a)	340,000	319,930
Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	420,000	392,036
Series 2022-SFR1, Class F, 4.44%, 2/17/2039 (a)	5,650,000	5,222,529
Nissan Auto Lease Trust Series 2023-B, Class A4, 5.61%, 11/15/2027	800,000	805,933
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (a)	110,299	108,217
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	402,674	389,440
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	117,657	113,666
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	1,013,478	968,663
NRZ FHT Excess LLC Series 2020-FHT1, Class A, 4.21%, 11/25/2025 (a)	1,177,731	1,159,647
Octane Receivables Trust
Series 2022-2A, Class C, 6.29%, 7/20/2028 (a)	1,390,000	1,406,751
Series 2022-2A, Class D, 7.70%, 2/20/2030 (a)	2,000,000	2,077,595
Series 2024-1A, Class D, 6.43%, 10/21/2030 (a)	3,000,000	3,057,868

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
OneMain Direct Auto Receivables Trust Series 2019-1A, Class B, 3.95%, 11/14/2028 (a)	1,000,000	985,075
Oportun Funding Trust Series 2024-3, Class B, 5.48%, 8/15/2029 (a)	3,617,000	3,614,043
Oportun Funding XIV LLC
Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	275,717	270,177
Series 2021-A, Class C, 3.44%, 3/8/2028 (a)	65,483	64,393
Oportun Issuance Trust
Series 2022-2, Class C, 9.36%, 10/9/2029 (a)	607,050	609,317
Series 2022-3, Class C, 10.15%, 1/8/2030 (a)	1,836,763	1,857,642
Series 2024-1A, Class C, 7.42%, 4/8/2031 (a)	1,200,000	1,211,973
Series 2021-B, Class B, 1.96%, 5/8/2031 (a)	263,861	255,560
Series 2021-B, Class C, 3.65%, 5/8/2031 (a)	3,440,090	3,355,522
Series 2022-A, Class C, 7.40%, 6/9/2031 (a)	755,000	760,975
Series 2021-C, Class A, 2.18%, 10/8/2031 (a)	3,439,968	3,330,457
Pagaya AI Technology in Housing Trust
Series 2022-1, Class G, 2.48%, 8/25/2025 (a)	3,000,000	2,831,568
Series 2022-1, Class F, 4.25%, 8/25/2025 (a)	4,000,000	3,836,543
Series 2023-1, Class E2, 3.60%, 10/25/2040 (a)	8,159,000	7,151,498
Porsche Financial Auto Securitization Trust
Series 2023-1A, Class A3, 4.81%, 9/22/2028 (a)	1,500,000	1,502,591
Series 2023-2A, Class A3, 5.79%, 1/22/2029 (a)	600,000	607,398
Prestige Auto Receivables Trust Series 2022-1A, Class C, 7.09%, 8/15/2028 (a)	1,200,000	1,212,856
PRET LLC
Series 2021-NPL6, Class A1, 5.49%, 7/25/2051 (a) (j)	204,691	203,756
Series 2021-RN3, Class A1, 4.84%, 9/25/2051 (a) (j)	611,075	606,388
Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (a) (j)	1,793,726	1,788,211
Progress Residential
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 (a)	450,000	432,702
Series 2021-SFR3, Class E2, 2.69%, 5/17/2026 (a)	645,000	619,003
Progress Residential Trust
Series 2022-SFR2, Class E2, 4.80%, 4/17/2027 (a)	651,000	619,655
Series 2024-SFR5, Class E1, 3.38%, 8/9/2029 (a) (i)	9,905,000	8,766,524
Series 2021-SFR2, Class E2, 2.65%, 4/19/2038 (a)	500,000	480,202
Series 2021-SFR5, Class E1, 2.21%, 7/17/2038 (a)	950,000	903,771
Series 2021-SFR5, Class E2, 2.36%, 7/17/2038 (a)	270,000	256,072
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	2,650,000	2,494,603
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 (a)	1,090,000	1,061,729
Series 2022-SFR3, Class E2, 5.60%, 4/17/2039 (a)	4,160,000	4,077,108
Series 2022-SFR3, Class F, 6.60%, 4/17/2039 (a)	665,000	657,259
Series 2021-SFR7, Class E1, 2.59%, 8/17/2040 (a)	793,000	708,181
Series 2023-SFR2, Class E1, 4.75%, 10/17/2040 (a)	3,769,000	3,536,658
Series 2021-SFR9, Class F, 4.05%, 11/17/2040 (a)	2,500,000	2,257,466
Series 2022-SFR1, Class E2, 3.99%, 2/17/2041 (a)	5,750,000	5,208,374
Series 2022-SFR1, Class F, 4.88%, 2/17/2041 (a)	6,750,000	6,228,404
Series 2024-SFR2, Class D, 3.40%, 4/17/2041 (a) (i)	3,434,000	3,114,553
Series 2024-SFR2, Class E1, 3.40%, 4/17/2041 (a) (i)	4,136,000	3,729,098
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 7.25%, 12/27/2044 (a) (i)	29,497	29,437
Regional Management Issuance Trust
Series 2020-1, Class C, 3.80%, 10/15/2030 (a)	1,900,000	1,865,023
Series 2021-1, Class D, 5.07%, 3/17/2031 (a)	825,000	801,650

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
Series 2022-1, Class B, 3.71%, 3/15/2032 (a)	1,358,000	1,311,682
Renew
Series 2023-1A, Class A, 5.90%, 11/20/2058 ‡ (a)	2,911,711	2,898,805
Series 2024-2A, Class B, 8.22%, 11/20/2060 ‡ (a)	1,885,848	1,858,329
RFT TRUST
Series 2024-2, Class A1, 7.11%, 9/27/2028 (a) (j)	4,539,063	4,477,332
Series 2024-2, Class A2, 8.81%, 9/27/2028 (a) (j)	7,970,794	7,865,579
RT Fin LLC, 7.85%, 10/15/2043 ‡	1,697,402	1,717,233
Santander Drive Auto Receivables Trust
Series 2024-S1, Class R2, 8.32%, 3/16/2029 ‡ (a)	1,915,415	1,919,391
Series 2022-4, Class C, 5.00%, 11/15/2029	5,000,000	5,020,472
Series 2023-2, Class C, 5.47%, 12/16/2030	1,500,000	1,517,310
Series 2022-5, Class D, 5.67%, 12/16/2030	6,000,000	6,075,982
Series 2022-6, Class D, 5.69%, 2/18/2031	6,200,000	6,281,056
Series 2024-4, Class D, 5.32%, 12/15/2031	2,230,000	2,224,862
SCF Equipment Leasing LLC
Series 2022-2A, Class A3, 6.50%, 10/21/2030 (a)	2,142,988	2,167,696
Series 2023-1A, Class B, 6.37%, 5/20/2032 (a)	4,000,000	4,182,413
Series 2024-1A, Class D, 6.58%, 6/21/2033 (a)	3,322,000	3,413,137
Series 2024-1A, Class E, 9.00%, 12/20/2034 (a)	4,300,000	4,386,976
Series 2022-2A, Class E, 6.50%, 6/20/2035 (a)	1,112,000	1,090,853
Series 2022-2A, Class F1, 6.50%, 6/20/2035 (a)	5,000,000	4,786,441
Series 2023-1A, Class E, 7.00%, 7/21/2036 (a)	5,400,000	5,298,615
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class D, 6.59%, 7/20/2037 (a)	384,603	383,229
Series 2021-1A, Class D, 3.17%, 11/20/2037 (a)	114,243	110,159
Series 2022-1A, Class D, 6.00%, 10/20/2038 (a)	209,630	204,632
Series 2022-3A, Class D, 10.52%, 7/20/2039 (a)	322,330	337,599
Series 2023-1A, Class D, 9.80%, 1/20/2040 (a)	1,188,517	1,229,995
Series 2023-2A, Class D, 9.72%, 4/20/2040 (a)	595,105	609,569
Series 2022-2A, Class D, 9.22%, 6/20/2040 (a)	204,457	208,428
Series 2024-2A, Class D, 7.48%, 6/20/2041 (a)	2,358,473	2,360,902
Series 2024-3A, Class D, 6.93%, 8/20/2041 (a)	1,962,440	1,952,022
SpringCastle America Funding LLC Series 2020-AA, Class A, 1.97%, 9/25/2037 (a)	383,914	353,083
Tesla Auto Lease Trust Series 2023-B, Class A4, 6.22%, 3/22/2027 (a)	3,300,000	3,339,688
Theorem Funding Trust Series 2022-2A, Class A, 6.06%, 12/15/2028 (a)	66,483	66,660
Tricolor Auto Securitization Trust Series 2022-1A, Class D, 5.38%, 1/15/2026 (a)	1,184,539	1,184,516
Tricon American Homes Series 2020-SFR1, Class E, 3.54%, 7/17/2038 (a)	300,000	290,847
United Airlines Pass-Through Trust
Series 2014-1, Class A, 4.00%, 4/11/2026	96,359	95,051
Series 2014-2, Class A, 3.75%, 9/3/2026	549,023	538,076
Series 2018-1, Class A, 3.70%, 3/1/2030	10,650	9,656
Series 2024-1, Class AA, 5.45%, 2/15/2037	1,932,000	1,977,936
United Auto Credit Securitization Trust
Series 2022-2, Class C, 5.81%, 5/10/2027 (a)	264,174	264,278
Series 2022-2, Class E, 10.00%, 4/10/2029 (a)	1,000,000	571,095
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (a)	825,784	835,941
Upstart Securitization Trust Series 2022-4, Class A, 5.98%, 8/20/2032 (a)	166,209	165,684
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (a)	49,743	49,784

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Asset-Backed Securities — continued
US Auto Funding Trust
Series 2022-1A, Class B, 5.13%, 12/15/2025 (a)	700,000	281,656
Series 2022-1A, Class D, 9.14%, 7/15/2027 ‡ (a)	1,000,000	10
VOLT CII LLC Series 2021-NP11, Class A1, 4.87%, 8/25/2051 (a) (j)	2,060,668	2,054,679
VOLT CV LLC Series 2021-CF2, Class A1, 5.49%, 11/27/2051 (a) (j)	1,200,642	1,193,378
VOLT XCII LLC Series 2021-NPL1, Class A1, 4.89%, 2/27/2051 (a) (j)	242,318	241,833
VOLT XCIII LLC Series 2021-NPL2, Class A1, 4.89%, 2/27/2051 (a) (j)	473,126	472,175
VOLT XCIV LLC Series 2021-NPL3, Class A1, 5.24%, 2/27/2051 (a) (j)	76,739	76,526
Westgate Resorts LLC
Series 2022-1A, Class B, 2.29%, 8/20/2036 (a)	74,060	72,197
Series 2022-1A, Class D, 3.84%, 8/20/2036 (a)	296,240	288,338
Series 2023-1A, Class C, 7.49%, 12/20/2037 (a)	2,048,689	2,069,297
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	500,000	491,913
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	2,500,000	2,457,488
Series 2022-2A, Class D, 5.48%, 9/15/2027 (a)	1,000,000	1,003,996
Series 2023-3A, Class C, 6.02%, 9/15/2028 (a)	2,100,000	2,132,391
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	905,000	929,143
Series 2023-2A, Class D, 7.01%, 11/15/2028 (a)	1,219,000	1,251,902
Series 2023-4A, Class D, 7.19%, 7/16/2029 (a)	3,500,000	3,648,028
Series 2024-3A, Class C, 4.92%, 11/15/2029 (a)	7,000,000	6,994,809
Total Asset-Backed Securities (Cost $688,213,024)		700,186,019
U.S. Treasury Obligations — 9.2%
U.S. Treasury Bonds
1.13%, 5/15/2040	8,454,000	5,369,611
1.13%, 8/15/2040	6,437,100	4,052,607
4.75%, 2/15/2041	1,421,000	1,486,111
2.25%, 5/15/2041	4,699,000	3,510,850
4.38%, 5/15/2041	811,000	812,045
2.00%, 11/15/2041	4,730,000	3,348,138
3.13%, 11/15/2041	6,143,000	5,204,273
2.75%, 11/15/2042	1,571,000	1,235,751
4.00%, 11/15/2042	40,441,000	38,242,021
3.63%, 8/15/2043	9,644,000	8,589,564
3.75%, 11/15/2043	15,228,000	13,779,555
4.75%, 11/15/2043	10,398,000	10,785,894
3.38%, 5/15/2044	14,050,000	11,978,723
2.50%, 2/15/2045	11,069,000	8,103,286
3.00%, 2/15/2047	30,332,000	23,788,108
3.00%, 8/15/2048	21,335,000	16,577,962
3.38%, 11/15/2048	21,419,000	17,783,627
1.88%, 2/15/2051	2,622,000	1,573,098
2.38%, 5/15/2051	22,511,000	15,206,356
2.25%, 2/15/2052	1,775,000	1,159,644
2.88%, 5/15/2052	8,214,000	6,167,880
4.00%, 11/15/2052	7,080,000	6,601,270
3.63%, 2/15/2053	4,682,000	4,080,290

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
U.S. Treasury Obligations — continued
U.S. Treasury Notes
1.13%, 10/31/2026	36,764,000	34,700,333
0.50%, 8/31/2027	42,032,000	38,109,561
1.25%, 9/30/2028	39,007,000	35,071,255
2.38%, 3/31/2029	12,045,000	11,220,670
4.50%, 5/31/2029	50,361,000	51,185,268
3.75%, 6/30/2030	7,592,000	7,455,285
4.50%, 11/15/2033	26,659,000	27,270,283
U.S. Treasury STRIPS Bonds
3.89%, 2/15/2034 (l)	4,986,000	3,353,861
4.97%, 5/15/2040 (l)	3,436,000	1,689,079
4.86%, 11/15/2040 (l)	18,060,000	8,644,339
4.32%, 5/15/2041 (l)	10,019,000	4,672,451
2.39%, 8/15/2041 (l)	207,000	95,244
2.74%, 2/15/2042 (l)	1,065,000	476,933
4.93%, 11/15/2043 (l)	18,035,000	7,430,171
Total U.S. Treasury Obligations (Cost $450,476,110)		440,811,397
Commercial Mortgage-Backed Securities — 6.7%
BAMLL Re-REMIC Trust Series 2024-FRR4, Class D, 1.21%, 11/27/2048 (a) (i)	10,412,000	9,555,738
Banc of America Re-REMIC Trust
Series 2024-FRR1, Class B, 0.00%, 4/27/2049 ‡ (a)	5,000,000	3,402,988
Series 2024-FRR1, Class C, 0.00%, 4/27/2049 ‡ (a)	7,128,000	4,359,221
Series 2024-FRR1, Class A, 2.11%, 4/27/2049 ‡ (a) (i)	3,000,000	2,307,913
BBCMS Mortgage Trust Series 2016-ETC, Class E, 3.73%, 8/14/2036 (a) (i)	8,413,000	7,183,962
BMD2 Re-REMIC Trust
Series 2019-FRR1, Class 4D1, PO, , 5/25/2052 (a)	9,786,000	6,996,011
Series 2019-FRR1, Class 5D1, PO, , 5/25/2052 ‡ (a)	2,500,000	1,696,810
Series 2019-FRR1, Class 6C, PO, , 5/25/2052 ‡ (a)	2,500,000	1,750,454
Series 2019-FRR1, Class 5B13, 2.19%, 5/25/2052 ‡ (a) (i)	4,000,000	3,227,043
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (a)	2,000,000	1,906,615
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class DK45, 0.00%, 2/28/2025 (a)	380,000	371,380
Series 2021-FRR1, Class CK45, 1.22%, 2/28/2025 (a) (i)	500,000	490,556
Series 2021-FRR1, Class BK45, 1.94%, 2/28/2025 (a) (i)	600,000	590,777
Series 2021-FRR1, Class CK54, 0.00%, 2/28/2026 (a)	480,000	434,343
Series 2021-FRR1, Class DKW1, 0.00%, 2/28/2026 (a)	430,000	385,378
Series 2021-FRR1, Class BK98, 0.00%, 8/29/2029 (a)	4,150,000	3,000,413
Series 2021-FRR1, Class AK99, 0.00%, 9/29/2029 (a)	3,000,000	2,270,856
Series 2021-FRR1, Class BK99, 0.00%, 9/29/2029 (a)	400,000	280,898
CSMC OA LLC
Series 2014-USA, Class C, 4.34%, 9/15/2037 (a)	10,325,000	8,459,158
Series 2014-USA, Class D, 4.37%, 9/15/2037 (a)	4,374,000	3,233,650
FHLMC
Series 2023-MN7, Class M2, 10.43%, 9/25/2043 (a) (i)	1,240,000	1,359,876
Series 2024-MN8, Class M2, 8.98%, 5/25/2044 (a) (i)	4,761,000	4,946,444
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN1, Class M1, 6.73%, 1/25/2051 (a) (i)	1,296,754	1,290,022
Series 2021-MN1, Class M2, 8.48%, 1/25/2051 (a) (i)	685,000	699,509

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2021-MN3, Class M1, 7.03%, 11/25/2051 (a) (i)	440,189	439,046
Series 2021-MN3, Class M2, 8.73%, 11/25/2051 (a) (i)	4,500,000	4,589,591
Series 2022-MN4, Class M1, 8.98%, 5/25/2052 (a) (i)	955,845	974,846
Series 2022-MN4, Class M2, 11.23%, 5/25/2052 (a) (i)	750,000	839,145
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KW06, Class A2, 3.80%, 6/25/2028 (i)	1,750,000	1,707,485
Series K088, Class A2, 3.69%, 1/25/2029	350,000	339,985
Series K128, Class X3, IO, 2.88%, 4/25/2031 (i)	550,000	76,126
Series KJ48, Class A2, 5.03%, 10/25/2031	2,000,000	2,034,882
Series K136, Class A2, 2.13%, 11/25/2031	3,500,000	3,005,184
Series K142, Class A2, 2.40%, 3/25/2032	1,250,000	1,086,393
Series K-151, Class A2, 3.80%, 10/25/2032 (i)	1,050,000	996,864
Series K-153, Class A2, 3.82%, 12/25/2032 (i)	1,000,000	950,144
Series KJ44, Class A2, 4.61%, 2/25/2033	5,000,000	4,988,752
Series K-160, Class A2, 4.50%, 8/25/2033 (i)	6,000,000	5,960,065
Series K-1520, Class X1, IO, 0.58%, 2/25/2036 (i)	4,469,249	161,768
Series K-1520, Class X3, IO, 3.20%, 4/25/2039 (i)	550,000	131,192
Series K145, Class AM, 2.58%, 6/25/2055	1,100,000	960,328
Series Q014, Class X, IO, 2.78%, 10/25/2055 (i)	1,817,035	277,166
FHLMC, Multi-Family, Structured Pass-Through Certificates Series K753, Class A2, 4.40%, 10/25/2030	3,125,000	3,105,428
FNMA ACES
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (i)	251,275	241,519
Series 2021-M11, Class A2, 1.51%, 3/25/2031 (i)	300,000	248,886
Series 2023-M2, Class PT, 3.23%, 4/25/2031 (i)	3,941,210	3,695,026
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (i)	2,700,000	2,250,731
Series 2022-M1, Class A1, 1.72%, 10/25/2031 (i)	431,571	392,905
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (i)	1,400,000	1,164,452
Series 2021-M15, Class A2, 2.00%, 11/25/2031	1,486,695	1,297,610
Series 2022-M8, Class A2, 2.00%, 12/25/2031 (i)	2,500,000	2,105,340
Series 2022-M2S, Class A1, 3.88%, 5/25/2032 (i)	946,843	922,909
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (i)	1,372,000	1,205,193
Series 2020-M53, Class A2, 1.75%, 11/25/2032 (i)	1,250,000	1,021,138
Series 2023-M8, Class A2, 4.62%, 3/25/2033 (i)	2,980,000	2,941,897
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	9,089	8,971
Series 2021-M3, Class X1, IO, 2.03%, 11/25/2033 (i)	488,312	34,229
FREMF Series 20K-1517, Class C, PO, 8/25/2035 (a)	10,000,000	4,350,131
FREMF Mortgage Trust
Series 2018-KL3W, Class CW, 4.23%, 8/25/2025 (a) (i)	250,000	242,308
Series 2018-KBX1, Class B, 3.73%, 1/25/2026 (a) (i)	500,000	489,433
Series 2018-K82, Class X2A, IO, 0.10%, 9/25/2028 (a)	88,567,342	260,857
Series 2021-KHG3, Class BFX, 2.48%, 9/25/2028 (a) (i)	1,000,000	867,901
Series 2018-K82, Class D, PO, , 10/25/2028 (a)	8,500,000	6,154,003
Series 2018-K82, Class X2B, IO, 0.10%, 10/25/2028 (a)	22,000,000	72,054
Series 2018-K84, Class D, PO, , 11/25/2028 (a)	9,500,000	6,662,081
Series 2019-K92, Class X2A, IO, 0.10%, 4/25/2029 (a)	128,622,807	415,889
Series 2019-K92, Class X2B, IO, 0.10%, 7/25/2029 (a)	28,380,000	102,392
Series 2019-KC07, Class C, 3.74%, 10/25/2029 (a) (i)	5,000,000	3,983,271
Series 2020-K107, Class D, 3.62%, 2/25/2030 (a) (i)	9,000,000	6,993,319
Series 2023-K752, Class D, PO, , 8/25/2030 (a)	5,300,000	3,230,038

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Series 2023-K752, Class X2B, IO, 0.10%, 8/25/2030 (a)	18,100,000	79,318
Series 2019-KW10, Class C, PO, , 10/25/2032 (a)	3,200,000	2,088,535
Series 2019-KW10, Class X2A, IO, 0.10%, 10/25/2032 (a)	35,912,882	125,225
Series 2019-KW10, Class X2B, IO, 0.10%, 10/25/2032 (a)	4,200,000	15,488
Series 2018-K155, Class X2A, IO, 0.10%, 4/25/2033 (a)	92,328,639	476,139
Series 2018-K155, Class C, PO, , 5/25/2033 (a)	8,000,000	3,923,871
Series 2018-K155, Class X2B, IO, 0.10%, 5/25/2033 (a)	10,500,000	64,302
Series 2018-K157, Class C, PO, , 9/25/2033 (a)	10,448,587	4,986,611
Series 19K-1510, Class C, 0.00%, 1/25/2034 (a)	10,000,000	4,629,288
Series 2015-K44, Class B, 3.84%, 1/25/2048 (a) (i)	200,000	199,034
Series 2015-K45, Class B, 3.75%, 4/25/2048 (a) (i)	199,293	198,318
Series 2015-K48, Class B, 3.77%, 8/25/2048 (a) (i)	200,000	197,961
Series 2015-K50, Class B, 3.91%, 10/25/2048 (a) (i)	200,000	197,377
Series 2015-K51, Class B, 4.09%, 10/25/2048 (a) (i)	381,860	377,201
Series 2016-K52, Class B, 4.07%, 1/25/2049 (a) (i)	250,000	246,489
Series 2016-K53, Class C, 4.16%, 3/25/2049 (a) (i)	70,000	68,801
Series 2016-K57, Class B, 4.05%, 8/25/2049 (a) (i)	1,000,000	979,664
Series 2017-K68, Class D, PO, , 10/25/2049 (a)	8,282,198	6,492,108
Series 2017-K69, Class D, PO, , 10/25/2049 (a)	7,343,050	5,655,609
Series 2017-K69, Class X2B, IO, 0.10%, 10/25/2049 (a)	23,685,560	56,831
Series 2018-K80, Class B, 4.38%, 8/25/2050 (a) (i)	1,000,000	963,489
Series 2018-K81, Class D, PO, , 9/25/2051 (a)	9,500,000	6,710,364
Series 2018-K83, Class D, PO, , 11/25/2051 (a)	6,800,000	4,776,385
Series 2019-K88, Class C, 4.53%, 2/25/2052 (a) (i)	1,975,000	1,883,302
Series 2019-K92, Class D, PO, , 5/25/2052 (a)	12,000,000	8,273,311
Series 2020-K116, Class D, PO, , 9/25/2052 (a)	12,000,000	7,008,706
Series 2020-K116, Class X2A, IO, 0.10%, 9/25/2052 (a)	127,235,113	500,734
Series 2020-K116, Class X2B, IO, 0.10%, 9/25/2052 (a)	31,000,000	131,806
Series 2019-K100, Class C, 3.61%, 11/25/2052 (a) (i)	5,250,000	4,772,640
Series 2020-K105, Class D, PO, , 3/25/2053 (a)	9,500,000	5,752,564
Series 2020-K105, Class X2A, IO, 0.10%, 3/25/2053 (a)	101,128,242	379,726
Series 2020-K105, Class X2B, IO, 0.10%, 3/25/2053 (a)	23,000,000	95,473
Series 2020-K113, Class D, PO, , 5/25/2053 (a)	9,500,000	5,800,716
Series 2020-K739, Class D, PO, , 11/25/2053 (a)	13,500,000	10,360,364
Series 2020-K739, Class X2A, IO, 0.10%, 11/25/2053 (a)	137,118,340	281,970
Series 2020-K739, Class X2B, IO, 0.10%, 11/25/2053 (a)	34,000,000	79,897
Series 2020-K122, Class D, PO, , 1/25/2054 (a)	11,000,000	6,337,138
Series 2020-K122, Class X2B, IO, 0.10%, 1/25/2054 (a)	27,000,000	122,164
Series 2023-K752, Class X2A, IO, 0.10%, 9/25/2060 (a)	87,757,400	366,800
FREMF Trust Series 2018-KW04, Class C, PO, 12/25/2032 (a)	5,000,000	3,037,445
FRR Re-REMIC Trust Series 2018-C1, Class CK43, PO, 2/27/2048 (a)	612,660	604,210
GAM Re-REMIC Trust
Series 2022-FRR3, Class BK71, 1.99%, 11/27/2050 ‡ (a) (i)	7,500,000	6,305,881
Series 2021-FRR1, Class 1B, PO, , 11/29/2050 ‡ (a)	10,000,000	8,352,010
Series 2021-FRR1, Class 2B, PO, , 11/29/2050 ‡ (a)	3,597,000	2,884,742
Series 2022-FRR3, Class BK89, PO, , 1/27/2052 ‡ (a)	4,000,000	2,912,436
GS Mortgage Securities Corp. Trust Series 2023-SHIP, Class A, 4.47%, 9/10/2038 (a) (i)	4,140,000	4,080,560
Hudson Yards Mortgage Trust Series 2019-30HY, Class A, 3.23%, 7/10/2039 (a)	3,000,000	2,746,578
MHC Commercial Mortgage Trust Series 2021-MHC, Class F, 7.32%, 4/15/2038 (a) (i)	480,000	479,700

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Commercial Mortgage-Backed Securities — continued
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 8.10%, 10/25/2049 (a) (i)	5,991,116	6,053,843
Series 2020-01, Class M10, 8.60%, 3/25/2050 (a) (i)	10,110,668	10,273,098
Series 2023-01, Class M10, 11.23%, 11/25/2053 (a) (i)	5,685,000	6,382,498
Series 2024-01, Class M10, 8.58%, 7/25/2054 (a) (i)	2,737,000	2,795,939
RFM Re-REMIC Trust
Series 2022-FRR1, Class BK55, PO, , 3/28/2049 (a)	4,000,000	3,631,418
Series 2022-FRR1, Class CK64, PO, , 3/1/2050 (a)	13,190,000	11,060,497
Series 2022-FRR1, Class BK64, 1.69%, 3/1/2050 (a) (i)	2,328,481	2,005,342
Total Commercial Mortgage-Backed Securities (Cost $317,803,128)		323,440,804
Collateralized Mortgage Obligations — 3.7%
ABL Series 2024-RTL1, Class A1, 6.08%, 9/25/2029 (a) (j)	9,525,000	9,560,735
Anchor Mortgage Trust, 10.14%, 3/25/2031 ‡ (i)	5,000,000	5,056,000
Center Street Lending Resi-Investor ABS Mortgage Trust Series 2024-RTL1, Class A2, 8.34%, 10/25/2029 ‡ (a) (i)	1,835,000	1,834,972
CFMT LLC Series 2024-HB14, Class A, 3.00%, 6/25/2034 ‡ (a) (i)	11,856,919	11,518,291
Connecticut Avenue Securities Trust Series 2023-R06, Class 1M2, 7.43%, 7/25/2043 (a) (i)	1,500,000	1,558,039
CSMC Trust Series 2021-JR1, Class A1, 5.47%, 9/27/2066 (a) (i)	250,329	249,584
FHLMC Seasoned Credit Risk Transfer Trust
Series 2018-1, Class MA, 3.00%, 5/25/2057	337,532	314,693
Series 2018-1, Class M60C, 3.50%, 5/25/2057	123,795	114,731
Series 2018-3, Class MA, 3.50%, 8/25/2057 (i)	270,186	258,181
Series 2018-3, Class M55D, 4.00%, 8/25/2057 (i)	230,570	215,435
Series 2018-2, Class MT, 3.50%, 11/25/2057	535,050	476,579
Series 2018-2, Class M55D, 4.00%, 11/25/2057	257,255	241,352
Series 2019-1, Class MA, 3.50%, 7/25/2058	2,961,916	2,817,633
Series 2019-2, Class MA, 3.50%, 8/26/2058	1,254,904	1,189,472
Series 2019-3, Class MT, 3.50%, 10/25/2058	4,145,592	3,687,751
Series 2020-1, Class MA, 2.50%, 8/25/2059	3,764,253	3,437,804
Series 2020-3, Class M5TW, 3.00%, 5/25/2060	413,549	369,631
Series 2020-3, Class TTW, 3.00%, 5/25/2060	361,053	333,637
Series 2021-1, Class BXS, 14.47%, 9/25/2060 (a) (i)	148,521	110,261
Series 2022-1, Class MAU, 3.25%, 11/25/2061	9,011,614	8,260,769
Series 2022-1, Class MTU, 3.25%, 11/25/2061	3,714,361	3,220,661
Series 2023-1, Class MT, 3.00%, 10/25/2062	2,859,057	2,396,945
Series 2024-2, Class MT, 3.50%, 5/25/2064	7,191,295	6,333,355
FHLMC, REMIC
Series 5200, Class YV, 2.50%, 7/25/2033	3,596,304	3,255,676
Series 2708, Class ZD, 5.50%, 11/15/2033	60,103	61,851
Series 4302, Class PA, 4.00%, 12/15/2043	47,527	45,987
Series 4281, Class BC, 4.50%, 12/15/2043 (i)	73,660	73,078
Series 5141, Class AH, 2.25%, 11/25/2047	1,156,116	1,024,045
Series 5200, Class MA, 2.50%, 8/25/2048	2,910,516	2,625,549
Series 4913, Class UA, 3.00%, 3/15/2049	5,690,369	5,040,480
Series 5028, Class JG, 1.50%, 8/25/2050	2,683,863	2,115,680
Series 5155, Class JD, 1.25%, 10/25/2051	1,333,699	1,027,801
Series 5347, PO, 10/25/2053	4,685,639	3,809,356
Series 4862, Class NO, PO, 8/15/2057	5,242,619	3,293,848
FHLMC, STRIPS Series 406, PO, 10/25/2053	3,259,434	2,741,109

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Collateralized Mortgage Obligations — continued
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	1,088,076	1,041,288
FNMA, REMIC
Series 2003-7, Class FA, 5.60%, 2/25/2033 (i)	56,929	57,054
Series 2013-108, Class GU, 3.00%, 10/25/2033	323,959	308,948
Series 2005-110, Class TY, 5.50%, 12/25/2035	31,665	32,691
Series 2007-89, Class F, 5.43%, 9/25/2037 (i)	63,278	63,034
Series 2011-112, Class PB, 4.00%, 11/25/2041	93,893	90,785
Series 2014-57, Class PE, 3.00%, 9/25/2044	1,129,000	929,953
Series 2019-25, Class PB, 2.00%, 5/25/2048	6,311,320	5,537,623
Series 2021-14, Class CB, 1.00%, 11/25/2049	3,531,693	2,692,321
GNMA
Series 2012-13, Class FQ, 5.04%, 1/20/2038 (i)	1,908,336	1,905,286
Series 2010-14, Class FH, 5.22%, 2/16/2040 (i)	2,534,355	2,527,517
Series 2010-61, Class FK, 5.22%, 5/16/2040 (i)	1,656,392	1,650,230
Series 2012-61, Class FM, 5.12%, 5/16/2042 (i)	317,510	313,950
Series 2020-165, Class UD, 1.50%, 11/20/2050	676,510	517,385
Series 2010-H24, Class FA, 5.32%, 10/20/2060 (i)	20,929	20,860
Series 2014-H03, Class FA, 5.57%, 1/20/2064 (i)	10,568	10,567
Series 2015-H02, Class FA, 5.62%, 1/20/2065 (i)	2,561,039	2,562,507
Series 2015-H05, Class FC, 5.45%, 2/20/2065 (i)	160,604	160,012
Series 2021-H14, Class CF, 6.16%, 9/20/2071 (i)	3,083,447	3,158,833
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (a) (i)	2,414,456	2,238,296
GS Mortgage-Backed Securities Trust Series 2024-RPL4, Class A1, 3.90%, 9/25/2061 (a) (j)	7,688,647	7,377,380
Home RE Ltd. (Bermuda) Series 2022-1, Class M1C, 10.23%, 10/25/2034 (a) (i)	750,000	790,453
LHOME Mortgage Trust
Series 2023-RTL1, Class A1, 7.87%, 1/25/2028 (a) (j)	1,320,000	1,326,246
Series 2023-RTL2, Class A1, 8.00%, 6/25/2028 (a) (j)	2,000,000	2,024,003
Series 2023-RTL4, Class A1, 7.63%, 11/25/2028 (a) (j)	3,675,000	3,728,482
MFA Trust
Series 2024-NPL1, Class A1, 6.33%, 9/25/2054 (j)	2,363,056	2,364,241
Series 2024-RPL1, Class A1, 4.25%, 2/25/2066 (a) (i)	6,849,584	6,531,026
New Residential Mortgage Loan Trust
Series 2024-RTL1, Class A1, 6.66%, 3/25/2039 (a) (j)	4,225,000	4,259,701
Series 2024-RTL1, Class M1, 8.75%, 3/25/2039 (a) (i)	3,250,000	3,269,276
Series 2024-RTL2, Class A1, 5.44%, 9/25/2039 (a) (j)	5,400,000	5,333,074
NYMT Loan Trust Series 2024-BPL3, Class A1, 5.27%, 9/25/2039 (a) (j)	4,395,000	4,346,296
Radnor RE Ltd. (Bermuda) Series 2022-1, Class M1B, 11.48%, 9/25/2032 (a) (i)	400,000	422,719
Rain City Mortgage Trust Series 2024-RTL1, Class A1, 6.53%, 11/25/2029 (a) (i)	5,789,000	5,778,661
Seasoned Loans Structured Transaction Trust Series 2024-2, Class VF, 5.98%, 10/25/2034 (a) (i)	8,659,910	8,659,872
Toorak Mortgage Trust Series 2024-RRTL1, Class A1, 6.60%, 2/25/2039 (a) (j)	2,000,000	2,012,529
Towd Point Mortgage Trust Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (a)	754,000	620,841
Two Harbors Msr Frn, 7.55%, 5/22/2026 ‡ (a)	1,500,000	1,494,375
VM Master Issuer LLC Series 2022-1, Class B, 6.88%, 5/24/2025 ‡ (a) (j)	759,145	747,937
Total Collateralized Mortgage Obligations (Cost $174,376,202)		175,577,223
Loan Assignments — 1.4% (d) (m)
Automobile Components — 0.0% ^
Adient US LLC, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 1/31/2031	970,125	975,887

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Beverages — 0.0% ^
Triton Water Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/31/2028	895,743	901,843
Building Products — 0.1%
EMRLD Borrower LP, 1st Lien Term Loan B
(6-MONTH CME TERM SOFR + 2.50%), 6.93%, 5/31/2030	1,357,754	1,359,872
(1-MONTH CME TERM SOFR + 2.50%), 7.07%, 8/4/2031	1,000,000	1,000,940
MITER Brands Acquisition Holdco, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 3/28/2031	1,698,750	1,712,561
Quikrete Holdings, Inc., 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 3/19/2029	694,728	693,859
		4,767,232
Chemicals — 0.1%
Axalta Coating Systems US Holdings, Inc., 1st Lien Term Loan B-6 (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 12/20/2029	570,411	572,197
Ecovyst Catalyst Technologies LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.25%), 6.84%, 6/12/2031 (n)	1,496,250	1,501,158
Ineos US Finance LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 2/18/2030 (n)	1,496,241	1,502,794
		3,576,149
Commercial Services & Supplies — 0.0% ^
Madison IAQ LLC, 1st Lien Term Loan (6-MONTH CME TERM SOFR + 2.75%), 7.89%, 6/21/2028	684,362	687,784
Construction & Engineering — 0.1%
Osmose Utilities Services, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.94%, 6/23/2028 (n)	1,500,000	1,504,380
Zekelman Industries, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.85%, 1/24/2031	865,650	868,489
		2,372,869
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.50%), 7.07%, 8/4/2027	750,814	753,697
Diversified Consumer Services — 0.0% ^
Wand Newco 3, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%; 3-MONTH CME TERM SOFR + 3.25%), 7.83%, 1/30/2031	500,000	503,190
Diversified Telecommunication Services — 0.0% ^
Iridium Satellite LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 6.82%, 9/20/2030	1,987,660	1,981,339
Electrical Equipment — 0.1%
Vertiv Group Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.66%, 3/2/2027	1,227,486	1,233,795
Wec US Holdings Ltd., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.92%, 1/27/2031 (n)	3,115,950	3,126,607
		4,360,402
Electronic Equipment, Instruments & Components — 0.0% ^
LSF12 Crown US Commercial Bidco LLC, 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 4.25%), 8.50%, 10/10/2031 (n)	756,000	756,000
Financial Services — 0.0% ^
Boost Newco Borrower LLC, 1st Lien Term Loan B-1 (3-MONTH CME TERM SOFR + 2.50%), 7.10%, 1/31/2031 (n)	1,521,099	1,533,587
NCR Atleos LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.75%), 8.40%, 3/27/2029	453,900	454,467
		1,988,054
Ground Transportation — 0.0% ^
Genesee & Wyoming, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.00%), 6.60%, 4/10/2031	1,278,333	1,281,657
Health Care Equipment & Supplies — 0.0% ^
Medline Borrower LP, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.25%), 6.94%, 10/23/2028	203,405	204,574
Health Care Providers & Services — 0.1%
DaVita, Inc., 1st Lien Term Loan B-1 (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 4/25/2031	895,271	898,119

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Health Care Providers & Services — continued
Parexel International, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 11/15/2028	2,162,893	2,177,038
Star Parent, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.35%, 9/27/2030	2,113,150	2,072,641
		5,147,798
Hotels, Restaurants & Leisure — 0.0% ^
Carnival Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 8/9/2027	238,582	240,471
Household Durables — 0.0% ^
KDC US Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 9.07%, 8/15/2028 (n)	1,023,937	1,030,982
Insurance — 0.1%
Asurion LLC, 1st Lien Term Loan B-11 (1-MONTH CME TERM SOFR + 4.25%), 8.92%, 8/21/2028	2,160,955	2,168,669
Hub International Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.37%, 6/20/2030	1,266,379	1,275,282
USI, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 2.75%), 7.35%, 9/27/2030	1,549,709	1,557,938
		5,001,889
IT Services — 0.0% ^
Ahead DB Holdings LLC, 1st Lien Term Loan B-3 (3-MONTH CME TERM SOFR + 3.50%), 8.10%, 2/3/2031	262,330	264,200
MH Sub I LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.25%), 8.82%, 5/3/2028 (n)	1,492,481	1,493,914
		1,758,114
Leisure Products — 0.0% ^
Topgolf Callaway Brands Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 7.67%, 3/18/2030	442,745	440,346
Varsity Brands LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.75%), 8.27%, 8/26/2031 (n)	1,501,667	1,502,613
		1,942,959
Machinery — 0.0% ^
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 8.07%, 4/5/2029	400,212	402,854
Terex Corp., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.32%, 10/8/2031 (n)	575,000	578,352
		981,206
Media — 0.1%
Charter Communications Operating LLC, 1st Lien Term Loan B-4 (3-MONTH CME TERM SOFR + 2.00%), 6.59%, 12/9/2030	2,059,437	2,054,804
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.00%), 8.69%, 8/23/2028	1,169,280	1,170,017
CSC Holdings LLC, 1st Lien Term Loan (1-MONTH CME TERM SOFR + 4.50%), 9.11%, 1/18/2028	1,402,847	1,376,024
		4,600,845
Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners LP, 1st Lien Term Loan B-4 (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 11/22/2030	1,003,519	1,005,506
Epic Crude Services LP, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.66%, 10/15/2031	1,500,000	1,509,750
NorthRiver Midstream Finance LP, 1st Lien Term Loan B (Canada) (3-MONTH CME TERM SOFR + 2.25%), 6.86%, 8/16/2030	1,024,823	1,027,774
		3,543,030
Passenger Airlines — 0.1%
AAdvantage Loyalty IP Ltd., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 4.75%), 9.63%, 4/20/2028	1,279,673	1,320,034
Jetblue Airways Corp., 1st Lien Term Loan (6-MONTH CME TERM SOFR + 5.50%), 10.27%, 8/13/2029 (n)	1,000,000	1,010,630
		2,330,664
Personal Care Products — 0.0% ^
Conair Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.44%, 5/17/2028	940,316	840,915

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Loan Assignments — continued
Pharmaceuticals — 0.0% ^
Elanco Animal Health, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 1.75%), 6.52%, 8/2/2027	236,602	236,602
Professional Services — 0.1%
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 2.25%), 6.84%, 1/18/2029	1,109,425	1,112,299
KBR, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.00%), 6.57%, 1/17/2031	1,912,080	1,910,607
		3,022,906
Semiconductors & Semiconductor Equipment — 0.1%
Altar Bidco, Inc., 1st Lien Term Loan B (12-MONTH CME TERM SOFR + 3.10%), 7.25%, 2/1/2029	2,158,945	2,156,678
Software — 0.2%
AthenaHealth Group, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 2/15/2029	496,193	497,433
BCPE Pequod Buyer, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.50%), 7.70%, 9/20/2031 (n)	1,930,000	1,942,757
Camelot U.S. Acquisition LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 7.32%, 1/31/2031	733,223	728,641
Central Parent LLC, 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 7.85%, 7/6/2029	825,000	825,479
Genesys Cloud Services Holdings II LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%), 7.57%, 12/1/2027 (n)	2,660,224	2,682,251
Icon Parent, Inc., 1st Lien Term Loan (12-MONTH CME TERM SOFR + 3.00%), 8.05%, 11/13/2031	1,055,000	1,061,889
UKG, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.00%), 7.62%, 2/10/2031	1,182,038	1,189,626
		8,928,076
Specialty Retail — 0.1%
Park River Holdings, Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.10%, 12/28/2027	1,017,916	1,005,539
Petco Health & Wellness Co., Inc., 1st Lien Term Loan (3-MONTH CME TERM SOFR + 3.25%), 8.12%, 3/3/2028	820,342	783,517
White Cap Supply Holdings LLC, 1st Lien Term Loan C (1-MONTH CME TERM SOFR + 3.25%), 7.82%, 10/19/2029	994,937	999,991
		2,789,047
Total Loan Assignments (Cost $69,577,772)		69,662,859
Foreign Government Securities — 1.0%
Arab Republic of Egypt
7.60%, 3/1/2029 (h)	1,300,000	1,260,012
7.63%, 5/29/2032 (h)	600,000	537,000
7.30%, 9/30/2033 (h)	800,000	688,248
8.50%, 1/31/2047 (h)	850,000	683,986
8.88%, 5/29/2050 (h)	1,500,000	1,243,125
Benin Government Bond 7.96%, 2/13/2038 (a)	520,000	505,050
Dominican Republic Government Bond
5.50%, 2/22/2029 (h)	400,000	391,752
6.00%, 2/22/2033 (a)	900,000	886,500
6.40%, 6/5/2049 (h)	1,500,000	1,470,825
5.88%, 1/30/2060 (a)	300,000	268,200
Federal Republic of Nigeria
6.50%, 11/28/2027 (h)	1,100,000	1,044,318
6.13%, 9/28/2028 (a)	1,500,000	1,363,845
7.14%, 2/23/2030 (h)	200,000	181,000
8.75%, 1/21/2031 (h)	500,000	478,835
7.38%, 9/28/2033 (a)	300,000	253,644
Federative Republic of Brazil
4.75%, 1/14/2050	700,000	512,785
7.13%, 5/13/2054	915,000	908,677

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
Hashemite Kingdom of Jordan
6.13%, 1/29/2026 (h)	500,000	499,062
7.38%, 10/10/2047 (h)	200,000	185,812
Hungary Government Bond
5.50%, 6/16/2034 (a)	200,000	194,750
6.75%, 9/25/2052 (a)	200,000	210,750
Istanbul Metropolitan Municipality 10.50%, 12/6/2028 (a)	1,800,000	1,962,000
Kingdom of Bahrain 5.45%, 9/16/2032 (a)	600,000	559,128
Kingdom of Morocco 4.00%, 12/15/2050 (a)	400,000	279,252
Republic of Angola
8.25%, 5/9/2028 (a)	1,400,000	1,327,382
8.75%, 4/14/2032 (a)	800,000	716,000
Republic of Colombia
8.00%, 11/14/2035	400,000	412,800
7.75%, 11/7/2036	411,000	412,438
8.75%, 11/14/2053	1,400,000	1,467,900
Republic of Costa Rica
6.55%, 4/3/2034 (a)	200,000	205,688
7.30%, 11/13/2054 (a)	800,000	849,500
Republic of Cote d'Ivoire
6.13%, 6/15/2033 (h)	2,350,000	2,132,625
8.25%, 1/30/2037 (a)	202,000	200,990
Republic of El Salvador 9.65%, 11/21/2054 (a)	2,258,000	2,375,416
Republic of Guatemala
6.60%, 6/13/2036 (a)	300,000	304,125
6.55%, 2/6/2037 (a)	600,000	604,686
Republic of Iraq 5.80%, 1/15/2028 (h)	350,000	339,609
Republic of Panama
7.50%, 3/1/2031	400,000	421,400
7.88%, 3/1/2057	279,000	290,858
Republic of Paraguay
6.00%, 2/9/2036 (a)	970,000	996,190
6.10%, 8/11/2044 (h)	1,200,000	1,188,375
5.60%, 3/13/2048 (h)	300,000	275,439
5.40%, 3/30/2050 (h)	2,600,000	2,316,438
Republic of Senegal 6.75%, 3/13/2048 (h)	600,000	432,750
Republic of South Africa
7.10%, 11/19/2036 (a)	1,430,000	1,443,656
7.30%, 4/20/2052	1,000,000	945,000
7.95%, 11/19/2054 (a)	1,295,000	1,303,094
Republic of Turkiye (The)
9.88%, 1/15/2028	200,000	223,688
7.63%, 5/15/2034	2,144,000	2,232,440
Romania Government Bond
6.38%, 1/30/2034 (a)	424,000	415,037
7.63%, 1/17/2053 (a)	600,000	631,068
State of Israel Government Bond 5.75%, 3/12/2054	1,166,000	1,117,296
State of Mongolia 8.65%, 1/19/2028 (h)	400,000	421,192
Sultanate of Oman Government Bond 7.00%, 1/25/2051 (a)	3,000,000	3,233,550

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT($)	VALUE($)
Foreign Government Securities — continued
United Mexican States 6.34%, 5/4/2053	200,000	187,188
Total Foreign Government Securities (Cost $45,827,820)		45,992,374
Municipal Bonds — 0.0% (o) ^
Ohio — 0.0% ^
Ohio University, General Receipts, Federally Taxable, Rev., 5.59%, 12/1/2114	25,000	24,394
Texas — 0.0% ^
Texas Natural Gas Securitization Finance Corp., Customer Rate Relief Bonds Series 2023A-2, Rev., 5.17%, 4/1/2041	45,000	46,103
Total Municipal Bonds (Cost $77,761)		70,497
	SHARES
Common Stocks — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Windstream Holdings, Inc. ‡ *	16	280
Health Care Providers & Services — 0.0% ^
Envision Healthcare Corp. ‡ *	18	209
Oil, Gas & Consumable Fuels — 0.0% ^
Expand Energy Corp.	185	18,308
Specialty Retail — 0.0% ^
NMG, Inc. ‡ *	1	135
Rite Aid ‡ *	97	—
		135
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	270	8,235
Total Common Stocks (Cost $10,146)		27,167
Preferred Stocks — 0.0% ^
Broadline Retail — 0.0% ^
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡ (Cost $2,753)	2,868	2,940
	NO. OF WARRANTS
Warrants — 0.0% ^
Media — 0.0% ^
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom) ‡ * (Cost $1)	78	390
	SHARES
Short-Term Investments — 13.5%
Investment Companies — 13.5%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (p) (q) (Cost $647,824,784)	647,824,784	647,824,784
Total Investments — 108.5% (Cost $5,166,780,913)		5,201,557,494
Liabilities in Excess of Other Assets — (8.5)%		(408,949,014)
NET ASSETS — 100.0%		4,792,608,480

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
Percentages indicated are based on net assets.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2024.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PIK	Payment In Kind
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Defaulted security.
(c)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(d)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2024.
(e)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2024 is $7,635,364 or 0.16% of the Fund’s
net assets as of November 30, 2024.

(f)	Security is an interest bearing note with preferred security characteristics.
(g)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of November 30, 2024.

(h)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(i)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2024.

(j)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2024.

(k)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(l)	The rate shown is the effective yield as of November 30, 2024.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
(n)	All or a portion of this security is unsettled as of November 30, 2024. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of November 30, 2024.
Futures contracts outstanding as of November 30, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	641	03/20/2025	USD	71,291,219	915,388
U.S. Treasury Long Bond	861	03/20/2025	USD	102,943,313	2,691,031
U.S. Treasury Ultra Bond	1,156	03/20/2025	USD	147,209,375	5,368,605
U.S. Treasury 2 Year Note	1,027	03/31/2025	USD	211,690,375	530,950
U.S. Treasury 5 Year Note	1,646	03/31/2025	USD	177,163,609	1,384,433
					10,890,407
Short Contracts
U.S. Treasury 10 Year Ultra Note	(2)	03/20/2025	USD	(229,688)	(1,003)
					10,889,404

Abbreviations
USD	United States Dollar
Forward foreign currency exchange contracts outstanding as of November 30, 2024:

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION) ($)
EUR	3,553,007	USD	3,742,737	HSBC Bank, NA	12/4/2024	12,048
USD	3,867,224	EUR	3,553,007	HSBC Bank, NA	12/4/2024	112,439
Total unrealized appreciation						124,487
USD	3,747,751	EUR	3,553,007	HSBC Bank, NA	1/3/2025	(12,254)
Total unrealized depreciation						(12,254)
Net unrealized appreciation						112,233

Abbreviations
EUR	Euro
USD	United States Dollar

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under Securities and Exchange Commission Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2024.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$590,936,068	$109,249,951	$700,186,019
Collateralized Mortgage Obligations	—	154,925,648	20,651,575	175,577,223
Commercial Mortgage-Backed Securities	—	286,241,306	37,199,498	323,440,804
Common Stocks
Diversified Telecommunication Services	—	—	280	280
Health Care Providers & Services	—	—	209	209
Oil, Gas & Consumable Fuels	18,308	—	—	18,308
Specialty Retail	—	—	135	135
Wireless Telecommunication Services	—	—	8,235	8,235
Total Common Stocks	18,308	—	8,859	27,167
Corporate Bonds
Aerospace & Defense	—	19,692,046	—	19,692,046
Automobile Components	—	8,876,140	—	8,876,140
Automobiles	—	7,546,668	—	7,546,668
Banks	—	346,794,402	—	346,794,402
Beverages	—	4,035,071	—	4,035,071
Biotechnology	—	24,065,068	—	24,065,068
Broadline Retail	—	3,143,785	—	3,143,785
Building Products	—	13,054,934	—	13,054,934
Capital Markets	—	97,810,136	—	97,810,136
Chemicals	—	14,488,186	—	14,488,186
Commercial Services & Supplies	—	11,940,893	—	11,940,893
Communications Equipment	—	801,074	—	801,074
Construction & Engineering	—	7,460,524	—	7,460,524
Construction Materials	—	833,767	—	833,767
Consumer Finance	—	39,781,817	—	39,781,817
Consumer Staples Distribution & Retail	—	8,362,917	25,606	8,388,523
Containers & Packaging	—	16,374,365	—	16,374,365
Distributors	—	2,833,014	—	2,833,014
Diversified Consumer Services	—	1,520,417	—	1,520,417
Diversified REITs	—	1,196,540	—	1,196,540
Diversified Telecommunication Services	—	35,359,281	—	35,359,281
Electric Utilities	—	105,450,441	—	105,450,441
Electrical Equipment	—	1,639,340	—	1,639,340
Electronic Equipment, Instruments & Components	—	3,122,012	—	3,122,012
Energy Equipment & Services	—	7,060,781	—	7,060,781
Entertainment	—	17,716,680	—	17,716,680
Financial Services	—	13,792,835	—	13,792,835
Food Products	—	9,067,082	—	9,067,082
Gas Utilities	—	3,050,425	—	3,050,425
Ground Transportation	—	18,252,282	—	18,252,282
Health Care Equipment & Supplies	—	7,847,524	—	7,847,524

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Health Care Providers & Services	$—	$44,458,157	$—	$44,458,157
Health Care REITs	—	3,159,262	—	3,159,262
Health Care Technology	—	721,293	—	721,293
Hotel & Resort REITs	—	1,963,587	—	1,963,587
Hotels, Restaurants & Leisure	—	31,842,621	—	31,842,621
Household Durables	—	4,682,099	—	4,682,099
Household Products	—	2,017,181	—	2,017,181
Independent Power and Renewable Electricity Producers	—	10,767,687	—	10,767,687
Industrial Conglomerates	—	646,790	—	646,790
Industrial REITs	—	1,918,079	—	1,918,079
Insurance	—	26,053,006	—	26,053,006
Interactive Media & Services	—	4,151,824	—	4,151,824
IT Services	—	6,293,293	—	6,293,293
Leisure Products	—	1,026,434	—	1,026,434
Life Sciences Tools & Services	—	197,380	—	197,380
Machinery	—	5,755,224	—	5,755,224
Marine Transportation	—	455,712	—	455,712
Media	—	46,738,113	—	46,738,113
Metals & Mining	—	19,426,902	—	19,426,902
Mortgage Real Estate Investment Trusts (REITs)	—	11,951,746	—	11,951,746
Multi-Utilities	—	25,407,478	—	25,407,478
Office REITs	—	90,774	—	90,774
Oil, Gas & Consumable Fuels	—	183,992,416	—	183,992,416
Passenger Airlines	—	6,381,668	—	6,381,668
Personal Care Products	—	1,797,138	—	1,797,138
Pharmaceuticals	—	29,986,301	—	29,986,301
Professional Services	—	316,338	—	316,338
Real Estate Management & Development	—	195,723	—	195,723
Residential REITs	—	3,905,309	—	3,905,309
Retail REITs	—	3,017,665	—	3,017,665
Semiconductors & Semiconductor Equipment	—	17,978,305	—	17,978,305
Software	—	13,276,933	—	13,276,933
Specialized REITs	—	4,820,865	—	4,820,865
Specialty Retail	—	17,759,688	5,734	17,765,422
Technology Hardware, Storage & Peripherals	—	4,810,541	—	4,810,541
Textiles, Apparel & Luxury Goods	—	205,877	—	205,877
Tobacco	—	32,128,084	—	32,128,084
Trading Companies & Distributors	—	13,745,972	—	13,745,972
Water Utilities	—	934,559	—	934,559
Wireless Telecommunication Services	—	13,272,095	—	13,272,095
Total Corporate Bonds	—	1,451,220,566	31,340	1,451,251,906
Foreign Government Securities	—	45,992,374	—	45,992,374
Loan Assignments	—	69,662,859	—	69,662,859
Mortgage-Backed Securities	—	1,344,701,420	2,007,714	1,346,709,134
Municipal Bonds	—	70,497	—	70,497
Preferred Stocks	—	—	2,940	2,940

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
U.S. Treasury Obligations	$—	$440,811,397	$—	$440,811,397
Warrants	—	—	390	390
Short-Term Investments
Investment Companies	647,824,784	—	—	647,824,784
Total Investments in Securities	$647,843,092	$4,384,562,135	$169,152,267	$5,201,557,494
Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$124,487	$—	$124,487
Futures Contracts	10,890,407	—	—	10,890,407
Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	(12,254)	—	(12,254)
Futures Contracts	(1,003)	—	—	(1,003)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$10,889,404	$112,233	$—	$11,001,637
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 29, 2024	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2024
Investments in Securities:
Asset-Backed Securities	$29,054,096	$—	$(113,635)	$105,704	$81,800,982	$(10,897,196)	$5,000,000	$(700,000)	$5,000,000	$109,249,951
Collateralized Mortgage Obligations	7,210,998	—	365,250	26,963	19,318,301	(1,269,937)	—	—	(5,000,000)	20,651,575
Commercial Mortgage-Backed Securities	26,328,313	—	1,365,994	178,588	17,161,603	(3,653,308)	—	(4,181,692)	—	37,199,498
Common Stocks	7,883	—	976	—	—	—	—	—	—	8,859
Corporate Bonds	650,000	(230,971)	285,068	1,671	31,352	(705,780)	—	—	—	31,340
Mortgage-Backed Securities	—	—	(13,536)	—	2,021,250	—	—	—	—	2,007,714
Preferred Stocks	1,620	—	1,320	—	—	—	—	—	—	2,940
Warrants	1,034	—	(644)	—	—	—	—	—	—	390
Total	$63,253,944	$(230,971)	$1,890,793	$312,926	$120,333,488	$(16,526,221)	$5,000,000	$(4,881,692)	$—	$169,152,267

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations and Asset-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2024, which were valued using significant unobservable inputs (level 3) amounted to $1,868,106.
There were no significant transfers into or out of level 3 for the period ended November 30, 2024.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2024	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$34,332,308	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 30.00% (11.37%)
			Constant Default Rate	0.00% - 59.00% (0.01%)
			Yield (Discount Rate of Cash Flows)	5.89% - 22.08% (7.31%)
Asset-Backed Securities	34,332,308
	1,494,375	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	8.97% (8.97%)

Collateralized Mortgage Obligations	1,494,375
	31,340	Terms of Restructuring	Expected Recovery	0.00% - 90.00% (68.54%)

Corporate Bonds	31,340
Total	$35,858,023

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At November 30, 2024, the value of these investments was $133,294,244. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates— The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2024
Security Description	Value at February 29, 2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2024	Shares at November 30, 2024	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class IM Shares, 4.58% (a) (b)	$304,836,673	$1,342,573,498	$999,585,387	$—	$—	$647,824,784	647,824,784	$17,304,735	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2024.
C. Derivatives— The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.

JPMorgan Core Plus Bond ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2024 (Unaudited) (continued)
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts— The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Forward Foreign Currency Exchange Contracts— The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.
The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.
The Fund's forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).
The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.